As filed with the Securities and Exchange Commission on April 30, 2004

                      Registration Nos. 2-75503, 811-03364


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                         Pre-Effective Amendment No.    ( )
                                     -------
                       Post-Effective Amendment No. 82  (X)
                                      -----

                                     and/or

                 REGISTRATION STATEMENT UNDER THE INVESTMENT (X)
                               COMPANY ACT OF 1940

                              Amendment No. 82          (X)
                                      ----

                             MAXIM SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111

       Registrant's Telephone Number, including Area Code: (303) 737-3000

                                 W. T. McCallum
                          President and Chief Executive
                                     Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                    (Address of Principal Executive Offices)

                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            James F. Jorden, Esquire
                                 Jorden Burt LLP
                         1025 Thomas Jefferson St. N. W.
                                 Suite 400 East
                          Washington, D. C. 20007-5208

It is proposed that this filing will become effective (check appropriate box)

       X immediately upon filing pursuant to paragraph (b) of Rule 485 on , pursuant to paragraph (b) of Rule 485
         60 days after filing pursuant to paragraph (a)(1) of Rule 485 on , pursuant to paragraph (a)(1) of Rule 485
         75 days after filing pursuant to paragraph (a)(2) of Rule 485 on , pursuant to paragraph (a)(2) of Rule 485.

If appropriate,  check the following:

        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             MAXIM SERIES FUND, INC.

Maxim Money Market Portfolio                         Maxim Templeton(R) International Equity Portfolio
Maxim Loomis Sayles Bond Portfolio                   Maxim INVESCO ADR Portfolio
Maxim U.S. Government Securities Portfolio           Maxim MFS(R) International Growth Portfolio
Maxim Short Duration Bond Portfolio
Maxim U.S. Government Mortgage                       Maxim T. Rowe Price Equity/Income Portfolio
   Securities Portfolio                              Maxim Janus Large Cap Growth Portfolio
Maxim Global Bond Portfolio
Maxim Federated Bond Portfolio                       Maxim Ariel Small-Cap Value Portfolio
Maxim Janus High Yield Bond Portfolio                Maxim MFS(R) Small-Cap Growth Portfolio
                                                     Maxim Loomis Sayles Small-Cap Value Portfolio
Maxim Ariel MidCap Value Portfolio
Maxim T. Rowe Price MidCap Growth Portfolio          Maxim Aggressive Profile I Portfolio
                                                     Maxim Moderately Aggressive Profile I Portfolio
Maxim Stock Index Portfolio                          Maxim Moderate Profile I Portfolio
Maxim Index 600 Portfolio                            Maxim Moderately Conservative Profile I Portfolio
Maxim Value Index Portfolio                          Maxim Conservative Profile I Portfolio
Maxim Growth Index Portfolio                         Maxim Aggressive Profile II Portfolio
Maxim Bond Index Portfolio                           Maxim Moderately Aggressive Profile II Portfolio
Maxim S&P 500 Index(R)Portfolio                      Maxim Moderate Profile II Portfolio
                                                     Maxim Moderately Conservative Profile II Portfolio
                                                     Maxim Conservative Profile II Portfolio

                               (the "Portfolios")
                                ----------------
                             8515 East Orchard Road
                           Greenwood Village, CO 80111
                                 (800) -537-2033

This Prospectus describes thirty-four portfolios, twenty-one of which are "Equity Portfolios," and thirteen of which are "Debt Portfolios" (including the Money Market Portfolio). GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), serves as investment adviser to each of the Portfolios. Several of the Portfolios are managed on a day-to-day basis by "Sub-Advisers" hired by MCM.

Each Portfolio is a series of the Maxim Series Fund, Inc. (the "Fund"). Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.

The Fund is available only as an investment option for certain variable annuity contracts, variable life insurance policies and certain qualified retirement plans. Therefore you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or participate in a qualified retirement plan that makes one or more of the Portfolios available for investment.

This Prospectus contains important information about each Portfolio that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.

            Any representation to the contrary is a criminal offense.

                 The date of this Prospectus is April 30, 2004.

The Portfolios at a Glance......................................................
         Maxim Money Market Portfolio...........................................
         Maxim Bond Portfolios..................................................
         Maxim Small-Cap Portfolios.............................................
         Maxim MidCap Portfolios................................................
         Maxim Foreign Equity Portfolios........................................
         Maxim Domestic Equity Portfolios.......................................
         Maxim Equity Index Portfolios..........................................
         Maxim Profile Portfolios...............................................

Fees and Expenses...............................................................

Examples........................................................................
..........
More Information About the Portfolios...........................................
         The Equity Portfolios..................................................
         The Debt Portfolios....................................................
         The Money Market Portfolio.............................................

Other Investment Practices......................................................

Management of the Portfolios....................................................

Important Information About Your Investment.....................................

Financial Highlights............................................................

Additional Information..........................................................

                           THE PORTFOLIOS AT A GLANCE

The following information about each Portfolio is only a summary of important information you should know. More detailed information about the Portfolios' investment strategies and risks is included elsewhere in this Prospectus. Please read this prospectus carefully before investing in any of the Portfolios.

THE MAXIM MONEY MARKET PORTFOLIO

The investment objective for this Portfolio is to:

o Seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Invest in short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

o Invest in high-quality, short-term debt securities. These securities will have a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (or unrated securities of comparable quality).

o    Invest in securities which are only denominated in U.S. dollars.

The principal investment risks for this Portfolio include:

Possible loss of money
o You should know that an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them. For example, the Portfolio could lose money if a security purchased by the Portfolio is downgraded and the Portfolio must sell the security at less than the cost of the security.

Interest rate risk
o The market value of a money market instrument is affected by changes in interest rates. Generally, the longer the maturity of a security, the greater is interest rate risk. When interest rates rise, the market value of money market instruments declines and when interest rates decline, market value rises. When interest rates rise, money market instruments which can be purchased by the Portfolio will have higher yields.

Credit Risk
o A money market instrument's value can be affected by changes in its credit quality rating or its issuer's financial conditions. An issuer may default on its obligation to pay principal and/or interest, potentially reducing the Portfolio's income level and share price. While the risk of default is generally considered remote for any securities guaranteed by the U.S. Government, not all the Portfolio's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them and corporate debt securities carry no guarantee. Also, any guarantees on securities the Portfolio owns do not extend to shares of the Portfolio itself.

Other Risks
o When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.


Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1994     3.80%
1995     5.62%
1996     5.04%
1997     5.24%
1998     5.15%
1999     4.81%
2000     6.07%
2001     3.80%
2002     1.40%
2003     0.73%



During the periods shown in the chart for the Maxim Money Market Portfolio, the highest return for a quarter was 1.55% (quarter ending September, 2000) and the lowest return for a quarter was 0.16% (quarter ending September, 2003).


The average annual total return for the one year, five years and ten years for the period ended December 31, 2003:

                                            One Year     Five Years    Ten Years

Maxim Money Market Portfolio                0.73%          3.34%         4.15%


The inception date for the Maxim Money Market Portfolio was February 25, 1982.

Yield
Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2003, the Money Market Portfolio's 7-day yield and its effective yield were:

                                        7-Day Yield          Effective Yield

Maxim Money Market Portfolio               0.59%                  0.62%

MAXIM BOND PORTFOLIOS

Maxim Short Duration Bond Portfolio

The investment objective of this Portfolio is to:

o Seek maximum total return that is consistent with preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds.

o Select securities based on relative value, maturity, quality and sector.

o Maintain an actively managed portfolio of bonds selected from several categories including:
        o U.S. Treasuries and Agency securities;
        o Commercial and residential mortgage-backed securities;
        o Asset-backed securities; and
        o Corporate bonds.

o Maintain a weighted average quality of A or higher.

o Maintain average duration between 1 to 3 years based on the adviser's forecast for interest rates.

o Invest up to 20% in securities of below investment grade quality ("high yield/high risk" or "junk") bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.
o    An issuer may default on its obligation to pay principal and/or interest.
o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Non-Diversification Risk
o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a diversified portfolio.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]

1996     4.70%
1997     6.14%
1998     6.36%
1999     3.37%
2000     7.24%
2001     7.91%
2002     6.16%
2003     3.22%


During the periods shown in the chart for the Maxim Short Duration Bond Portfolio, the highest return for a quarter was 3.73% (quarter ending September, 2001) and the lowest return for a quarter was -0.34% (quarter ending March,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                                        Since
                                        One Year        Five Years    Inception

Maxim Short Duration Bond Portfolio       3.22%           5.56%         5.71%
Lehman 1-3 Year Credit Bond Index         2.82%           5.79%         6.10%


The inception date for the Maxim Short Duration Bond Portfolio was August 1,
1995.

The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim U.S. Government Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Invest in U.S. Treasury bills, notes or bonds or in certificates (which are fully backed by the U.S. Government) representing individual interests in pools of these types of U.S. Treasury securities.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.
o    An issuer may default on its obligation to pay principal and/or interest.

Prepayment Risk
o When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]

1994     -3.20%
1995     16.09%
1996     3.92%
1997     8.51%
1998     7.24%
1999     0.30%
2000     10.58%
2001     7.07%
2002     9.81%
2003     2.57%

During the periods shown in the chart for the Maxim U.S. Government Securities Portfolio, the highest return for a quarter was 5.20% (quarter ending June, 1995) and the lowest return for a quarter was -2.70% (quarter ending March,
1994).

The average annual total return for one year, five years, and ten years for the period ended December 31, 2003:

                                One Year       Five Years           Ten Years

Maxim U.S. Government             2.57%          5.99%                6.16%
Securities Portfolio
Lehman Aggregate Bond Index       4.10%          6.62%                6.95%


The inception date for the Maxim U.S. Government Securities Portfolio was April 8, 1985.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim U.S. Government Mortgage Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.
o    An issuer may default on its obligation to pay principal and/or interest.

Non-Diversification Risk
o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a diversified portfolio.

Prepayment Risk
o When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 2003 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]

1994     -2.34%
1995     15.55%
1996     4.29%
1997     8.64%
1998     7.12%
1999     0.51%
2000     10.71%
2001     7.13%
2002     9.83%
2003     2.52%

During the periods shown in the chart for the Maxim U.S. Government Mortgage Securities Portfolio, the highest return for a quarter was 4.76% (quarter ending June, 1995) and the lowest return for a quarter was -2.33% (quarter ending March, 1994).

The average annual total return for one year, five years and ten years for the period ended December 31, 2003:

                                  One Year     Five Years            Ten Years
Maxim U.S. Government Mortgage

Securities Portfolio                2.52%        6.07%                 6.28%
Lehman Aggregate Bond Index         4.10%        6.62%                 6.95%


The inception date for the Maxim U.S. Government Mortgage Securities Portfolio was December 1, 1992.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.


Maxim Janus High Yield Bond  Portfolio  (Sub-Adviser:  Janus Capital  Management
LLC)

The investment objective of this Portfolio is to:

o Seek to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield/high-risk ("junk") bonds and convertible and preferred securities rated below investment grade.

o High yield bonds are debt securities that are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization. The Portfolio defines high yield bonds to include: bank loans; payment-in-kind securities; fixed, variable, floating rate and deferred interest debt obligations; zero coupon bonds; mortgage-backed and asset-backed debt obligations; structured debt obligations; and convertible bonds, provided they are unrated or rated below investment grade. In evaluating the quality of a particular high-yield bond for investment by the Portfolio, the Sub-adviser does not rely exclusively on ratings assigned by the nationally recognized statistical rating organizations. The Sub-adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-adviser does not have restrictions on the rating level of the securities in the Portfolio and may purchase and hold securities in default.

o Seek attractive investment opportunities consistent with the Portfolio's investment policies by looking at companies one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

o The Portfolio may also invest in foreign equity and debt securities without limit within the parameters of the Portfolio's specific investment policies.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.
o    An issuer may default on its obligation to pay principal and/or interest.
o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Preferred Stock Risk
o Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 2003 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The inception date for the Portfolio was May 21, 2003. No performance data is available as this Portfolio has less than one year of performance.


Maxim Loomis Sayles Bond Portfolio (Sub-Adviser: Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o Seek high total investment return through a combination of current income and capital appreciation.

Principal investment strategies.   This
Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.

o Focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

o    Invest up to 20% in preferred stock and convertible preferred stock.

o Invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation.

o Invest up to 35% of its total assets in securities of below investment grade quality ("high yield/high risk" or "junk") bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.
o    An issuer may default on its obligation to pay principal and/or interest.
o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Preferred Stock Risk
o Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]

1995     30.19%
1996     10.35%
1997     12.70%
1998     3.43%
1999     4.87%
2000     4.60%
2001     2.57%
2002     11.08%
2003     30.10%


During the periods shown in the chart for the Maxim Loomis Sayles Bond Portfolio, the highest return for a quarter was 10.56% (quarter ending June, 2003) and the lowest return for a quarter was -5.01% (quarter ending

September, 1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                       One Year      Five Years      Since Inception
                                       --------      ----------      ---------------


Maxim Loomis Sayles Bond Portfolio      30.10%       10.21%             11.38%
Merrill Lynch Intermediate               4.54%        6.63%              8.15%
Government/Credit Index


The inception date for the Maxim Loomis Sayles Bond Portfolio was November 1, 1994.

The Merrill Lynch Intermediate Government/Credit Index is comprised of U.S. Government issued bonds and investment-grade or better, dollar-denominated, publicly-issued corporate bonds with 1-10 years remaining until maturity.

Maxim Federated Bond Portfolio (Sub-Adviser: Federated Investment Management Company, "Federated")

The investment objective of this Portfolio is to:

o Seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities at the time of purchase, including mortgage backed securities, corporate debt securities and U.S. government obligations.
o Investment grade securities are rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality as determined by the Sub-Adviser based on its credit assessment that the security is comparable to investment grade. If a security it downgraded below the minimum quality grade discussed above, the Sub-Adviser will re-evaluate the security, but will not be required to sell it.

o Allocate relatively more of the portfolio holdings to the sector that the sub-adviser expects to offer the best balance between total return and risk.

o Provide the appreciation component of total return by selecting those securities whose prices will, in the sub-adviser's opinion, benefit from anticipated changes in economic and market conditions.

o Lengthen or shorten duration from time to time based on the sub-adviser's interest rate outlook; however, the Portfolio has no set duration parameters.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.
o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.
o    An issuer may default on its obligation to pay principal and/or interest.

Prepayment Risk
o When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.


Portfolio Performance Data
The inception date for the Portfolio was May 21, 2003. No performance data is available as this Portfolio has less than one year of performance.

DEBT INDEX PORTFOLIO

Maxim Bond Index Portfolio
The investment objective for this Portfolio is to:

o Seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index ("Lehman Index").

Principal Investment Strategies. The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in:

o    Securities of the Lehman Index, and

o A portfolio of securities using sampling techniques designed to give the Portfolio the relevant comparable attributes of the Lehman Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Lehman Index and options on futures contracts.

The principal investment risks for the Portfolio include:

Index Risk
o It is possible the Lehman Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Lehman Index.

Tracking Error Risk
o Several factors will affect the Portfolio's ability to precisely track the performance of the Lehman Index. For example, unlike the Lehman Index, which is an unmanaged group of securities, the Portfolio has operating expenses and those expenses will reduce the Portfolio's total return. In addition, the Portfolio will own less than all the securities of the Lehman Index, which also may cause a variance between the performance of the Portfolio and the Lehman Index.

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.
o    An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk
o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.
o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]
1994     -3.14%
1995     16.71%
1996     3.13%
1997     6.85%
1998     7.08%
1999     -0.31%
2000     11.28%
2001     7.52%
2002     9.69%
2003     3.08%


During the periods shown in the chart of the Maxim Bond Index Portfolio, the highest return for a quarter was 6.31% (quarter ending June, 1995) and the lowest return for a quarter was -2.54% (quarter ending March, 1994).

The average annual total return for one year, five years and ten years for the period ended December 31, 2003:

                                                One Year           Five Years          Ten Years

Maxim Bond Index Portfolio                        3.08%               6.17%              6.05%
Lehman Aggregate Bond Index                       4.10%               6.62%              6.95%


The inception date for the Portfolio was December 1, 1992.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

FOREIGN DEBT PORTFOLIO

Maxim Global Bond Portfolio (Sub-Adviser: Pareto Partners)

The investment objective of this Portfolio is to:

o Seek highest total return consistent with a reasonable degree of risk.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds of issuers located throughout the world.

o        Ordinarily invest in at least three countries.

o Hold foreign currencies and attempt to profit from fluctuations in currency exchange rates.

o Typically invest in developed countries, but may invest up to 35% of total assets in emerging markets.

o Invest primarily in bonds rated investment grade or the unrated equivalent as determined by Pareto Partners.

o Invest up to 35% of its total assets in below investment grade bonds ("high yield/high risk" or "junk") bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.
o    An issuer may default on its obligations to pay principal and/or interest.
o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Derivative Risk
o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.
o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 2003 was in excess of 200%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Non-Diversification Risk
o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than a diversified portfolio.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]
2000     9.02%
2001     3.41%
2002     10.54%
2003     7.36%



During the period shown in the chart of the Maxim Global Bond Portfolio, the highest return for a quarter was 5.30% (quarter ending June, 2002) and the lowest return for a quarter was -1.12% (quarter ending September, 2003).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:
                                                One Year        Since Inception

Maxim Global Bond Portfolio                       7.36%              6.38%
Citigroup/Salomon Smith Barney World
Government Index                                  1.97%              6.23%


The inception date for the Maxim Global Bond Portfolio was July 26, 1999.

The Citigroup/Salomon Smith Barney World Government Index is a market-capitalization-weighted benchmark that tracks the performance of the 19 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The benchmark is fully hedged to U.S. dollars.

MAXIM SMALL-CAP PORTFOLIOS

Maxim Ariel Small-Cap Value Portfolio  (Sub-Adviser:  Ariel Capital  Management,
LLC)

The investment objective of this Portfolio is to:

o Seek long-term capital appreciation.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small ($1.5 billion and below) or medium/small ($1.5 billion to $3.82 billion) capitalization quintiles of the Russell 3000 Index at the time of purchase.

o Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environmental record.


o Not investing in issuers primarily engaged in the manufacture of tobacco, handguns, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.


The principal investment risks for this Portfolio include:

Small Company Risk
o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk
o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.



Year-by-Year
[OBJECT OMITTED]
1994     -2.78%
1995     15.51%
1996     17.94%
1997     27.86%
1998     8.28%
1999     -5.80%
2000     26.65%
2001     15.66%
2002     -6.27%
2003     29.24%


During the periods shown in the chart for the Maxim Ariel Small-Cap Value Portfolio, the highest return for a quarter was 20.41% (quarter ending December, 1998) and the lowest return for a quarter was -15.76% (quarter ending September,
1998).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                                 One Year              Five Years             Ten Years

Maxim Ariel Small-Cap Value Portfolio             29.24%                 10.82%                11.86%
Russell 2000 Index                                47.25%                 7.13%                  9.47%


The inception date for the Maxim Ariel Small-Cap Value Portfolio was December 1, 1993.

The Russell 2000 Index is a list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

Maxim Loomis Sayles Small-Cap Value Portfolio (Sub-Adviser: Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o    Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:


o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000 Index ($1.6 million to $x2.8 billion as of December 31, 2003).


o Seek to build a core small-cap portfolio of common stocks of solid companies that the sub-adviser believes are under-valued in the market.

o Seek companies that have experienced business problems but which are believed to have favorable prospects for recovery.

o Invest the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000 Index market capitalization range.

The principal investment risks for this Portfolio include:

Small Company Risk
o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk
o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]
1995     29.96%
1996     30.09%
1997     24.50%
1998     -2.28%
1999     -0.43%
2000     23.74%
2001     14.36%
2002     -14.49%
2003     34.28%


During the periods shown in the chart for the Maxim Loomis Sayles Small-Cap Value Portfolio, the highest return for a quarter was 17.88% (quarter ending June, 2003) and the lowest return for a quarter was -19.41% (quarter ending September, 2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                One Year           Five Years        Since Inception
Maxim Loomis Sayles Small-Cap Value

Portfolio                                        34.28%              10.10%              13.70%
Russell 2000 Index                               47.25%               7.13%              10.45%


The inception date for the Maxim Loomis Sayles Small-Cap Value Portfolio was November 1, 1994.

The Russell 2000 Index is a list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

Maxim MFS(R) Small-Cap Growth Portfolio (Sub-Adviser: Massachusetts Financial Services Company, "MFS")

The investment objective of this Portfolio is to:

o     Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or below at the time of purchase.

o When consistent with the Portfolio's investment objectives and investment strategies, the Portfolio will invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion.

o Identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they:
     o are determined to be in the developing stages of their life cycle, and
     o have demonstrated, or are expected to achieve, long-term earnings growth.

o Invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The principal investment risks for this Portfolio include:

Small Company Risk
o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Growth Stock Risk
o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Sector Risk
o Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio's holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A Portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.


Over-the-Counter Risk
o Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.


Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 2003 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Short Sales Risk
o The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss is unlimited.


Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]
1995     31.80%
1996     26.73%
1997     18.70%
1998     17.62%
1999     80.78%
2000     -12.38%
2001     -22.85%
2002     -30.95%
2003     30.95%

During the periods shown in the chart for the Maxim MFS(R) Small-Cap Growth Portfolio, the highest return for a quarter was 50.98% (quarter ending December, 1999) and the lowest return for a quarter was -28.51% (quarter ending September,
2001).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                            One Year             Five Years          Since Inception

Maxim MFS(R)Small-Cap Growth Portfolio                        30.95%                 2.02%                 10.98%
Russell 2000 Index                                           47.25%                 7.13%                 10.45%


The inception date for the Maxim MFS(R) Small-Cap Growth Portfolio was November 1, 1994.

The Russell 2000 Index is list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

MAXIM MIDCAP PORTFOLIOS

Maxim T. Rowe Price MidCap Growth Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.)

The investment objective of this Portfolio is to:

o Seek long-term capital appreciation.

Principal investment strategies.   This Portfolio will:


o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in either the Standard & Poor's 400 MidCap Index or the Russell MidCap Growth Index (approximately $594 million to $18.5 billion as of January 31, 2004). The Portfolio has the flexibility to purchase some larger and smaller companies that have qualities consistent with its core characteristics and may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-cap companies. The market capitalization of the companies in the Portfolio, the S&P MidCap 400 Index, and the Russell MidCap Growth Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges.

o Emphasize companies whose earnings are expected to grow at a faster rate than the average mid-cap company. Stock selection is based on a combination of fundamental bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, stocks will be selected by using the Sub-Adviser's fundamental research, which encompasses both qualitative and quantitative analysis. The Portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

o Select stocks using a growth approach and invest in companies that: o offer proven products or services; o have a historical record of above-average earnings growth; o demonstrate potential for sustained earnings growth; o operate in industries experiencing increasing demand; or o are believed to be undervalued in the market place.


o    Invest up to 25% of its total assets in foreign securities.

o In pursuing its investment objective, the Portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

o While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio objectives. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk
o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Growth Stock Risk
o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivative Risk
o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.
o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]
1998     22.23%
1999     24.60%
2000     7.34%
2001     -1.12%
2002     -21.98%
2003     37.81%

During the periods shown in the chart for the Maxim T. Rowe Price MidCap Growth Portfolio, the highest return for a quarter was 26.91% (quarter ending December, 1998) and the lowest return for a quarter was -19.43% (quarter ending September,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                     One Year           Five Years         Since Inception
Maxim T. Rowe Price MidCap Growth Portfolio

                                                      37.81%               7.30%               10.62%
S&P MidCap 400 Index                                  35.62%               9.21%               12.62%


The inception date for the Maxim T. Rowe Price MidCap Growth Portfolio was July 1, 1997.

The S&P MidCap 400 Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor's Corporation of companies having a weighted market capitalization averaging $3.4 billion.


Maxim Ariel MidCap Value Portfolio (Sub-Adviser: Ariel Capital Management, LLC)

The investment objective of this Portfolio is to:

o   Seek long-term capital appreciation.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small ($1.5 billion to $3.28 billion) medium ($3.82 billion to $11.75 billion) or medium/large ($11.75 billion to $46.36 billion) capitalization quintiles of the Russell 3000 Index at the time of purchase.

o Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environmental record.


o Not investing in issuers primarily engaged in the manufacture of tobacco, handguns, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.


The principal investment risks for this Portfolio include:

Mid-Cap Company Risk
o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Value Stock Risk
o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.



Year-by-Year
[OBJECT OMITTED]
1994     10.86%
1995     26.50%
1996     5.96%
1997     12.95%
1998     33.77%
1999     0.26%
2000     18.69%
2001     18.20%
2002     -10.77%
2003     29.57%

During the periods shown in the chart for the Maxim Ariel MidCap Value Portfolio, the highest return for a quarter was 34.61% (quarter ending December, 1998) and the lowest return for a quarter was -16.21% (quarter ending September,
2002).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                                  One Year          Five Years       Ten Years
Maxim Ariel MidCap Value Portfolio                 29.57%             10.21%           13.82%
Russell MidCap Index                               40.06%             7.23%            12.18%


The inception date for the Maxim Ariel MidCap Value Portfolio was January 3,
1994.

The Russell MidCap Index represents the bottom 800 companies from the Russell 1000 Index, a list compiled by the Frank Russell Company of the top 1000 U.S. companies by market capitalization. The bottom 800 companies represent approximately 35% of the total market capitalization value of the Russell 1000.

MAXIM FOREIGN EQUITY PORTFOLIOS

Maxim   Templeton(R)International   Equity  Portfolio  (Sub-Adviser:   Templeton
Investment Counsel, LLC)

The investment objective of this Portfolio is to:

o    Seek long-term capital growth.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

o Under normal circumstances, invest primarily in companies located outside the U.S., including those in emerging markets.

o Focus on the market price of a company's securities relative to the company's potential long-term earnings, asset value and cash flow potential. The company's historical value measures including price/earnings ratio, profit margins and liquidation value will also be considered, but are not limiting factors.

The principal investment risks for this Portfolio include:

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.



Year-by-Year
[OBJECT OMITTED]
1994     6.06%
1995     8.93%
1996     19.59%
1997     1.99%
1998     -5.00%
1999     29.91%
2000     1.64%
2001     -10.44%
2002     -18.02%
2003     35.34%


During the periods shown in the chart for the Maxim Templeton(R) International Equity Portfolio, the highest return for a quarter was 20.63% (quarter ending June, 2003) and the lowest return for a quarter was -22.66% (quarter ending September, 1998).


The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                                One Year               Five Years           Ten Years

Maxim Templeton(R) International Equity

Portfolio                                        35.34%                  5.58%                5.79%
MSCI EAFE Index                                  39.17%                  0.26%                4.78%


The inception date for the Maxim Templeton(R) International Equity Portfolio was December 1, 1993.

The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim INVESCO ADR Portfolio (Sub-Adviser: INVESCO Global Asset Management (N.A.), Inc.)

The investment objective of this Portfolio is to:

o Seek high total return through capital appreciation and current income, while reducing risk through diversification.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission ("SEC") and traded in the U.S.

o Select stocks in the Portfolio from approximately 2,200 large and medium-sized capitalization foreign companies.

o Analyze potential investments through computer analysis which compares current stock price to measures such as:
        o        book value,
        o        historical return on equity,
        o        company's ability to reinvest capital,
        o        dividends, and
        o        dividend growth.

The principal investment risks for this Portfolio include:

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]
1995     15.48%
1996     21.17%
1997     12.08%
1998     10.64%
1999     22.67%
2000     -10.16%
2001     -16.50%
2002     -13.16%
2003     31.30%

During the periods shown in the chart for the Maxim INVESCO ADR Portfolio, the highest return for a quarter was 21.53% (quarter ending December, 1999) and the lowest return for a quarter was -20.18% (quarter ending September, 2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                One Year           Five Years       Since Inception

Maxim INVESCO ADR Portfolio                      31.30%               0.97%              6.62%
MSCI EAFE Index                                  39.17%               0.26%              3.83%


The inception date for the Maxim INVESCO ADR Portfolio was November 1, 1994.

The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.



Maxim MFS(R)International Growth Portfolio (Sub-Adviser: Massachusetts Financial Services Company, "MFS")



The investment objective of this Portfolio is to:

o Seek long-term growth of capital.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depository receipts of foreign (including emerging market) issuers.

o Under normal circumstances, invest in at least three different countries. A company's principal activities are determined to be located in a particular country if the company is:
        o Organized under the laws of, and maintains a principal office in, a country
        o Has its principal securities trading market in a country
        o Derives 50% of its total revenues from goods sold or services performed in the country; or
        o Has 50% or more of its assets in the country.

o Focus on foreign companies that MFS believes have above average growth potential. MFS generally looks for companies which demonstrate:
        o A strong franchise, strong cash flows, and a recurring revenue stream.
        o A catalyst that may accelerate growth.
        o A strong management team with a clearly defined strategy; and
        o A solid industry position, where there is:
                o Potential for high profit margins; and
                o Substantial barriers to new entry in the industry.

o Select securities based on a bottom-up investment style using fundamental analysis such as analysis of a company's earnings, cash flows, competitive position and management's abilities.

o The Portfolio may also invest in securities traded in the over-the-counter ("OTC") market.

The principal investment risks for this Portfolio include:

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Growth Stock Risk
o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Geographic Concentration Risk
o When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging market countries.

Over-the-Counter Risk
o OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.


Portfolio Performance Data
The inception date for the Portfolio was May 21, 2003. No performance data is available as this Portfolio has less than one year of performance.


MAXIM DOMESTIC EQUITY PORTFOLIOS

Maxim T. Rowe Price Equity/Income Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.)

The investment objective of this Portfolio is to:

o    Seek substantial dividend income and also long-term capital appreciation.

Principal investment strategies.
This  Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

o Emphasize companies with favorable prospects for increasing dividend income and, secondarily, capital appreciation.

o    Invest in companies which have some of the following characteristics:
        o  established operating histories
        o above-average current dividend yields relative to Standard & Poor's 500 Stock Index
        o  sound balance sheets and other financial characteristics
        o  low price/earnings ratio relative to the S&P 500 Index
        o low stock price relative to a company's underlying value as measured by assets, earnings, cash flow or business franchises.

o    Invest up to 25% of its total assets in foreign securities.

o In pursuing its investment objective, the Portfolio's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

o While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio objectives. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The principal investment risks for this Portfolio include:

Value Stock Risk
o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivative Risk
o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses. o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year
[OBJECT OMITTED]
1995     33.42%
1996     19.39%
1997     28.82%
1998     8.93%
1999     3.39%
2000     12.90%
2001     1.66%
2002     -13.06%
2003     25.64%



During the periods shown in the chart for the Maxim T. Rowe Price Equity/Income Portfolio, the highest return for a quarter was 16.85% (quarter ending June, 2003) and the lowest return for a quarter was -17.30% (quarter ending September, 2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                        One Year               Five Years            Since Inception
                                                        --------               ----------            ---------------

Maxim T. Rowe Price Equity/Income Portfolio              25.64%                 5.33%                   12.14%
S&P 500 Index                                            28.68%                 -0.57%                  11.70%


The inception date for the Maxim T. Rowe Price Equity/Income Portfolio was November 1, 1994.

The S&P 500 Index is comprised of the stocks that make up the S&P 500 and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.


Maxim Janus Large Cap Growth Portfolio  (Sub-Adviser:  Janus Capital  Management
LLC)

The investment objective of this Portfolio is to:

o    Seek long-term growth of capital.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities selected for their growth potential with market capitalization of $7 billion or more at the time of purchase.

o Under normal circumstances, concentrate in a core group of 20-30 common stocks.

o Seek attractive investment opportunities consistent with the Portfolio's investment policies by looking at companies one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

o May invest in foreign equity and debt securities without limit within the parameters of the Portfolio's specific investment policies.

o May invest in high-yield/high risk ("junk") bonds up to 20% of the Portfolio's net assets at the time of purchase.

The principal investment risks for this Portfolio include:

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Growth Stock Risk
o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Sector Risk
o Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio's holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A Portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.
o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.
o    An issuer may default on its obligation to pay principal and/or interest.
o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.


Portfolio Performance Data
The inception date for the Portfolio was May 21, 2003. No performance data is available as this Portfolio has less than one year of performance.

MAXIM EQUITY INDEX PORTFOLIOS
(Sub-Adviser: BNY Investment Advisors)

The investment objective for each of the Equity Index Portfolios is to:

o Each Equity Index Portfolio seeks investment results that track the total return of the common stocks that comprise its benchmark index.

Principal investment strategies. Each Equity Index Portfolio will:

o Invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the following applicable Benchmark Indexes:

         PORTFOLIO                                      BENCHMARK INDEX

Maxim Stock Index Portfolio                     Standard & Poor's (S&P) 500 Composite
                                                Stock Price Index and S&P MidCap 400 Index,
                                                weighted according to their pro rata share
                                                of the market

Maxim Index 600 Portfolio                       S&P SmallCap 600 Stock Index

Maxim Growth Index Portfolio                    S&P/BARRA Growth Index

Maxim Value Index Portfolio                     S&P/BARRA Value Index

Maxim S&P 500 Index(R) Portfolio                S&P 500 Index


S&P and BARRA are not sponsors of, or in any other way endorsed, sold, promoted by or affiliated with, the Equity Index Portfolios, Maxim Series Fund or BNY Investment Advisors.

o Seek investment results that track the total return of the common stocks that comprise the applicable Benchmark Index by owning the securities contained in each index in as close as possible a proportion of the applicable Equity Index Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and Exchange Traded Funds ("ETFs") that seek to track the relevant index.

The principal investment risks for all of the Equity Index Portfolios include:

Index Risk
o It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that an Equity Index Portfolio could have poor investment results even if it is closely tracking the return of the Benchmark Index because the adverse performance of a particular stock normally will not result in eliminating the stock from the Equity Index Portfolio. The Equity Index Portfolio will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the portfolio's securities will not be sold except to reflect additions or deletions of the stocks that comprise the Benchmark Index, or as may be necessary to raise cash to pay Portfolio shareholders who sell Portfolio shares.

Investment Style Risk
o There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Tracking Error Risk
o Several factors will affect an Equity Index Portfolio's ability to track precisely the performance of its Benchmark Index. For example, unlike Benchmark Indexes, which are merely unmanaged groups of securities, each Equity Index Portfolio has operating expenses custody and other expenses (for example, management fee and accounting costs) and those expenses will reduce the Equity Index Portfolio's total return. In addition, an Equity Index Portfolio may own less than all the securities of a Benchmark Index, which also may cause a variance between the performance of the Equity Index Portfolio and its Benchmark Index.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Non-Diversification Risk
o When a Benchmark Index becomes less diversified, the Equity Index Portfolio which tracks that index similarly becomes less diversified. This means that a greater percentage of that Equity Index Portfolio's assets may be invested in securities of a smaller number of issuers including issuers primarily within the same industry or economic sector. As a result, the Equity Index Portfolio's securities may be more susceptible to any single economic, political or regulatory event affecting those issuers.

Concentration Risk
o When a Benchmark Index concentrates in an industry or group of industries, the Equity Index Portfolio which tracks that index will concentrate its investments to approximately the same extent as the Benchmark Index. This means that a greater percentage of that Equity Index Portfolio's assets may be invested in securities of issuers within the same industry or group of industries. As a result, the Index Portfolio's performance becomes particularly sensitive to changes in the value of securities in the industries or group of industries in which it concentrates.

Possible Loss of Money

o When you sell your shares of any of the Index Portfolios, they could be worth less than what you paid for them.

The Maxim Index 600 Portfolio also has the following additional principal investment risk:

Small-Company Risk

o The Maxim Index 600 Portfolio invests in the stocks of small companies. The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems.
Developing companies generally face intense competition and have a higher rate of failure than larger companies.

The Maxim Growth Index Portfolio has the following additional principal investment risk:

Growth Stock Risk
o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

The  Maxim  Value  Index  Portfolio  has  the  following   additional  principal
investment risk:

Value Stock Risk
o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Portfolio Performance Data

The bar charts and tables below provide an indication of the risk of investment in the Equity Index Portfolios by showing changes in the Portfolios' performance in each full calendar year since inception, or, in the case of the Maxim Stock Index Portfolio, for the last ten full calendar years and comparing their average annual total returns to the performance of their respective Benchmark Indexes. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of each Equity Index Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.


Year-by-Year

Maxim Stock Index Portfolio
[OBJECT OMITTED]
1994     0.14%
1995     35.60%
1996     21.81%
1997     32.20%
1998     26.79%
1999     19.73%
2000     -7.94%
2001     -11.63%
2002     -21.94%
2003     28.41%


During the periods shown in the chart for the Maxim Stock Index Portfolio, the highest return for a quarter was 21.71% (quarter ending December, 1998) and the lowest return for a quarter was -17.31% (quarter ending September, 2002).

The average annual total return for one year, five years and ten years for the period ended December 31, 2003:

                                                One Year               Five Years           Ten Years
                                                --------               ----------            ---------

Stock Index Portfolio                            28.41%                  -0.48%              10.47%
S&P 500 Index                                    28.68%                  -0.57%              11.07%
S&P MidCap 400 Index                             35.62%                  9.21%               13.93%


The inception date for the Maxim Stock Index Portfolio was February 25, 1982.

The S&P 500 is a widely recognized, unmanaged, market-value weighted index (shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of the publicly traded common stocks in the United States. The S&P MidCap 400 Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor's Corporation of companies having a weighted market capitalization averaging $3.4 billion.

Maxim Index 600 Portfolio
[OBJECT OMITTED]
1994     -4.69%
1995     26.24%
1996     15.30%
1997     21.00%
1998     -1.58%
1999     11.85%
2000     10.25%
2001     5.82%
2002     -15.23%
2003     38.11%

During the periods shown in the chart for the Maxim Index 600 Portfolio, the highest return for a quarter was 20.46% (quarter ending December, 2001) and the lowest return for a quarter was -20.74% (quarter ending September, 1998).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                         One Year            Five Years            Ten Years
Maxim Index 600 Portfolio                 38.11%                8.85%                9.71%
S&P 600 Index                             38.79%                9.67%               10.90%


The inception date for the Maxim Index 600 Portfolio was December 1, 1993.

The stocks which make up the S&P 600 Index trade on the NYSE, AMEX, or NASDAQ over-the-counter market. The S&P 600 Index is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market.

Maxim Value Index Portfolio
[OBJECT OMITTED]
1994     -2.49%
1995     36.80%
1996     20.63%
1997     34.08%
1998     14.48%
1999     11.39%
2000     5.36%
2001     -12.34%
2002     -21.46%
2003     30.42%



During the periods shown in the chart for the Maxim Value Index Portfolio, the highest return for a quarter was 18.61% (quarter ending June, 2003) and the lowest return for a quarter was -20.68% (quarter ending September, 2002).


The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                      One Year      Five Years           Ten Years
Maxim Value Index Portfolio            30.42%          1.05%               10.04%
S&P/BARRA Value Index                  31.79%          1.76%               10.90%


The inception date for the Maxim Value Index Portfolio was December 1, 1993.

The S&P/BARRA Value Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 Index with the lowest price-to-book value ratios.

Maxim Growth Index Portfolio
[OBJECT OMITTED]
1994     1.93%
1995     35.29%
1996     22.10%
1997     29.26%
1998     37.28%
1999     26.87%
2000     -22.36%
2001     -13.10%
2002     -24.08%
2003     24.85%

During the periods shown in the chart for the Maxim Growth Index Portfolio, the highest return for a quarter was 26.28% (quarter ending December, 1998) and the lowest return for a quarter was -17.38% (quarter ending March, 2001).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                         One Year           Five Years              Ten Years
Maxim Growth Index Portfolio              24.85%              -4.09%                  9.26%
S&P/BARRA Growth Index                    25.66%              -2.00%                  9.30%


The inception date for the Maxim Growth Index Portfolio was December 1, 1993.

The S&P/BARRA Growth Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 Index with the highest price-to-book value ratios.

Maxim S&P 500 Index(R) Portfolio


The inception date of the Maxim S&P Index(R) Portfolio was September 8, 2003. No performance data is available as this Portfolio has less than one year of performance.

MAXIM PROFILE PORTFOLIOS

There are ten separate Maxim Profile Portfolios, consisting of five Profile I Portfolios and five Profile II Portfolios (collectively, the "Profile Portfolios"). Each Profile Portfolio provides an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance, investment horizon and personal objectives. Each Profile Portfolio pursues its investment objective by investing exclusively in other mutual funds (the "Underlying Portfolios"), including mutual funds that are not affiliated with Maxim Series Fund.

The investment objective for each Profile Portfolio is to:

Aggressive Profile

     o Seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.

Moderately Aggressive Profile

     o Seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments, and to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Moderate Profile

     o Seek long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.

Moderately Conservative Profile

     o Seek capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments, and to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Conservative Profile

     o Seek capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.

The principal investment strategies for each Profile Portfolio are to:

o Invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizons and personal objectives.

Following is an illustration of each Profile Portfolio according to its emphasis on income, growth of capital and risk of principal:

Profile Portfolio                 Income         Growth  of Capital      Risk of Principal
Aggressive Profile                Low               High                       High
Moderately Aggressive Profile     Low               High to Medium             High
Moderate Profile                  Medium            Medium to High             Medium
Moderately Conservative Profile   Medium to High    Low to Medium              Medium
Conservative Profile              High              Low                        Low

o Maintain different allocations of equity and fixed income Underlying Portfolios with varying degrees of potential investment risk and reward.

o Select asset allocations and Underlying Portfolios to provide investors with five diversified, distinct options that meet a wide array of investor needs.

     o Automatically rebalance each Profile Portfolio's holdings of Underlying Portfolios quarterly to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios. Rebalancing generally occurs on the 20th of February, May, August and November (unless that day is not a business day in which case rebalancing will be effected on the next business day after the 20th). Rebalancing involves selling shares of one Underlying Portfolio and purchasing shares of another Underlying Portfolio.

     The following chart describes the asset allocation  ranges for each Profile
     Portfolio:

         ======================== ================= ================= ============ =============== ===============
         Asset Class              Conservative       Moderately         Moderate    Moderately        Aggressive
                                                    Conservative                    Aggressive
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  E     International            0-15%             0-30%            0-30%         5-35%           10-40%

  Q
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  U     Small-Cap                0-15%             0-15%            0-25%         0-25%           5-35%

  I
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  T     MidCap                   0-15%             0-25%            0-30%         5-35%           15-45%
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  Y     Large-Cap                10-40%            10-40%           15-45%        20-50%          10-40%
-------
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  D     Bond                     30-50%            20-40%           5-25%         5-25%           0-10%

  E
        ------------------------ ----------------- ---------------- ------------- --------------- ---------------
  B     Short-Term Bond          25-45%            10-30%           5-25%         0-10%           0-10%

  T
======= ======================== ================= ================ ============= =============== ===============

MCM, the investment adviser, uses a proprietary investment process for selecting the Underlying Portfolios in which the Profile Portfolios invest. In accordance with its investment process, MCM may add new Underlying Portfolios or replace existing Underlying Portfolios. Changes in Underlying Portfolios, if deemed necessary by MCM, will only be made on a rebalancing date. Before each rebalancing date, MCM reviews the current Underlying Portfolios to determine if they continue to be appropriate in light of the objectives of the Profile Portfolios and researches and analyzes a myriad of mutual funds within each asset category to determine whether they would be suitable investments for the Profile Portfolios. MCM examines various factors relating to existing and potential Underlying Portfolios including performance records over various time periods, Morningstar ratings, fees and expenses, asset size and managerial style.

Each Profile Portfolio may invest 0% to 100% of its assets in Underlying Portfolios that are advised by MCM.

The Profile Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A (the "GWL&A Contract"); short-term "government securities," as defined in Section 2(a)(16) of the 1940 Act; and other liquid, short-term, high-quality, fixed income investments which are only denominated in U.S. dollars in the percentages described in the chart above for the short-term bond category. The GWL&A Contract has a stable principal value and will pay each Profile Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the contract, the Profile Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Profile Portfolio's performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Profile Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists some Underlying Portfolios, divided by asset category, in which the Profile Portfolios may invest. While the Profile Portfolios may invest in these Underlying Portfolios, the table is not intended to be a comprehensive listing of all Underlying Portfolios available for investment and is included only as an example. The Underlying Portfolios listed in the table are advised by MCM. The Profile Portfolios may also invest in Underlying Portfolios that are not advised by MCM.

Short-Term Bond                                      Mid-Cap Equity
oMaxim Short Duration Bond Portfolio                 oMaxim Ariel MidCap Value Portfolio
oGWL&A Contract                                      oMaxim T. Rowe Price MidCap Growth Portfolio

International Equity                                 Small-Cap Equity
oMaxim Templeton(R) International Equity Portfolio    oMaxim Ariel Small-Cap Value Portfolio
oMaxim INVESCO ADR Portfolio                         oMaxim Index 600 Portfolio
oMaxim MFS(R) International Growth Portfolio         oMaxim Loomis Sayles Small-Cap Value Portfolio
                                                     oMaxim MFS(R) Small-Cap Growth Portfolio

Large-Cap Equity                                     Bond
oMaxim Value Index Portfolio                         oMaxim Bond Index Portfolio
oMaxim Stock Index Portfolio                         oMaxim Loomis Sayles Bond Portfolio
oMaxim Growth Index Portfolio                        oMaxim U.S. Government Mortgage Securities Portfolio
oMaxim T. Rowe Price Equity/Income Portfolio         oMaxim Global Bond Portfolio
oMaxim Janus Large Cap Growth Portfolio              oMaxim Federated Bond Portfolio
oMaxim S&P 500 Index(R)Portfolio                     oMaxim Janus High Yield Bond Portfolio

The principal investment risks for the Profile Portfolios include:

Risks Associated with Underlying Portfolios
o Since each Profile Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Profile Portfolios which invest in them.

o Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Profile Portfolios invested in them. As a result, over the long-term the Profile Portfolios' ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

o For the Aggressive, Moderately Aggressive and Moderate Profile Portfolios, the primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

o For the Moderately Conservative and Conservative Profile Portfolios, the primary risks are the same as those associated with debt securities. Secondary risks are the same as those associated with equity securities.

Portfolio Turnover Risk
o The portfolio turnover rate for the Moderately Aggressive Profile II and Moderately Conservative Profile II Portfolios in 2003 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Non-Diversification Risk
o The Profile Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Funds including funds primarily within the same industry or economic sector. As a result, a Profile Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

In addition, investors should be aware that in addition to fees directly associated with a Profile Portfolio, they will also indirectly bear the fees of the Underlying Portfolios.

Portfolio Performance Data for the Profile Portfolios
The bar charts and tables below provide an indication of the risk of investment in the Profile Portfolios' by showing changes in the Portfolios' performance in each full calendar year since inception and comparing their average annual total returns to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of each Profile Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Each Profile I and II Portfolio compares its return to the Wilshire 5000 Index plus at least one other index such as the Lehman Aggregate Bond Index or the MSCI EAFE Index. Year-by-Year

Maxim Aggressive Profile I Portfolio
[OBJECT OMITTED]
1998     14.84%
1999     21.83%
2000     -6.82%
2001     -5.75%
2002     -17.62%
2003     30.57%

During the periods shown in the chart for the Maxim Aggressive Profile I Portfolio, the highest return for a quarter was 21.85% (quarter ending December, 1998) and the lowest return for a quarter was -18.38% (quarter ending September,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                One Year            Five Years       Since Inception

Maxim Aggressive Profile I Portfolio             30.57%                2.85%              5.05%
Wilshire 5000 Index                              31.64%                0.42%              4.34%
MSCI EAFE Index                                  39.17%                0.26%              2.28%


The inception date for the Maxim Aggressive Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Moderately Aggressive Profile I Portfolio
[OBJECT OMITTED]
1998     12.54%
1999     22.05%
2000     -4.34%
2001     -4.64%
2002     -12.03%
2003     23.94%

During the periods shown in the chart for the Maxim Moderately Aggressive I Profile Portfolio, the highest return for a quarter was 17.35% (quarter ending December, 1998) and the lowest return for a quarter was -13.70% (quarter ending September, 1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                One Year            Five Years       Since Inception
Maxim Moderately Aggressive Profile I

Portfolio                                        23.94%                3.95%              5.65%
Wilshire 5000 Index                              31.64%                0.42%              4.34%
MSCI EAFE Index                                  39.17%                0.26%              2.28%
Lehman Aggregate Bond Index                       4.10%                6.62%              7.29%


The inception date for the Maxim Moderately Aggressive Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Moderate Profile I Portfolio
[OBJECT OMITTED]
1998     11.41%
1999     16.43%
2000     -1.38%
2001     -2.74%
2002     -8.52%
2003     20.19%


During the periods shown in the chart for the Maxim Moderate Profile I Portfolio, the highest return for a quarter was 13.87% (quarter ending December, 1998) and the lowest return for a quarter was -10.76% (quarter ending September,
1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                One Year            Five Years       Since Inception

Maxim Moderate Profile I Portfolio               20.19%                4.19%              5.51%
Wilshire 5000 Index                              31.64%                0.42%              4.34%
MSCI EAFE Index                                  39.17%                0.26%              2.28%
Lehman Aggregate Bond Index                       4.10%                6.62%              7.29%
Lehman 1-3 Year Credit Index                      4.67%                6.54%              6.62%


The inception date for the Maxim Moderate Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderately Conservative Profile I Portfolio
[OBJECT OMITTED]
1998     9.75%
1999     8.34%
2000     -0.12%
2001     -0.66%
2002     -5.31%
2003     16.49%

During the periods shown in the chart for the Maxim Moderately Conservative Profile I Portfolio, the highest return for a quarter was 9.13% (quarter ending December, 1998) and the lowest return for a quarter was -7.10% (quarter ending September, 2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                              One Year         Five Years       Since Inception
Maxim Moderately Conservative Profile I

Portfolio                                      16.49%            3.47%               4.63%
Wilshire 5000 Index                            31.64%            0.42%               4.34%
MSCI EAFE Index                                39.17%            0.26%               2.28%
Lehman Aggregate Bond Index                    4.10%             6.62%               7.29%
Lehman 1-3 Year Credit Index                   4.67%             6.54%               6.62%


The inception date for the Maxim Moderately Conservative Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Conservative Profile I Portfolio
[OBJECT OMITTED]
1998     8.25%
1999     4.86%
2000     5.86%
2001     2.91%
2002     -0.69%
2003     11.33%


During the periods shown in the chart for the Maxim Conservative Profile I Portfolio, the highest return for a quarter was 5.42% (quarter ending June, 2003) and the lowest return for a quarter was -2.51% (quarter ending September,
2002).


The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                              One Year         Five Years       Since Inception
Maxim Conservative Profile I Portfolio

                                               11.33%            4.78%               5.65%
Wilshire 5000 Index                            31.64%            0.42%               4.34%
Lehman Aggregate Bond Index                    4.10%             6.62%               7.29%
Lehman 1-3 Year Credit Index                   4.67%             6.54%               6.62%
MSCI EAFE Index                                39.17%            0.26%               2.28%


The inception date for the Maxim Conservative Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE Index was added as a comparison index to address the international equity asset allocation, if any to this Portfolio.

Maxim Aggressive Profile II Portfolio
[OBJECT OMITTED]
2000     -6.15%
2001     -13.37%
2002     -18.82%
2003     30.70%


During the period shown in the chart for the Maxim Aggressive Profile II Portfolio, the highest return for a quarter was 18.17% (quarter ending June, 2003) and the lowest return for a quarter was -19.74% (quarter ending September,
2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:

                                                  One Year        Since Inception

Maxim Aggressive Profile II Portfolio              30.70%              0.20%
Wilshire 5000 Index                                31.64%              -1.13%
MSCI EAFE                                          39.17%              -1.62%


The inception date for the Maxim Aggressive Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Moderately Aggressive Profile II Portfolio
[OBJECT OMITTED]
2000     -5.77%
2001     -10.74%
2002     -13.29%
2003     24.25%


During the period shown in the chart for the Maxim Moderately Aggressive Profile II Portfolio, the highest return for a quarter was 13.78% (quarter ending June, 2003) and the lowest return for a quarter was -15.01% (quarter ending September,
2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:

                                                One Year          Since Inception
Maxim Moderately Aggressive Profile II

Portfolio                                        24.25%                0.38%
Wilshire 5000 Index                              31.64%               -1.13%
MSCI EAFE Index                                  39.17%               -1.62%
Lehman Aggregate Bond Index                       4.10%                7.92%


The inception date for the Maxim Moderately Aggressive Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Moderate Profile II Portfolio
[OBJECT OMITTED]
2000     -2.19%
2001     -6.74%
2002     -9.63%
2003     20.34%


During the period shown in the chart for the Maxim Moderate Profile II Portfolio, the highest return for a quarter was 11.76% (quarter ending June, 2003) and the lowest return for a quarter was -11.53% (quarter ending September,
2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:

                                              One Year          Since Inception

Maxim Moderate Profile II Portfolio            20.34%                1.75%
Wilshire 5000 Index                            31.64%                -1.13%
Lehman Aggregate Bond Index                     4.10%                7.92%
Lehman 1-3 Year Credit                          4.67%                6.90%
Bond Index
MSCI EAFE Index                                39.17%                -1.62%


The inception date for the Maxim Moderate Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Moderately Conservative Profile II Portfolio
[OBJECT OMITTED]
2000     -2.35%
2001     -5.38%
2002     -6.26%
2003     16.61%


During the period shown in the chart for the Maxim Moderately Conservative Profile II Portfolio, the highest return for a quarter was 9.08% (quarter ending June, 2003) and the lowest return for a quarter was -8.26% (quarter ending September, 2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:
                                              One Year          Since Inception
Maxim Moderately Conservative Profile

II Portfolio                                   16.61%                1.98%
Lehman 1-3 Year Credit Bond Index               4.67%                6.84%
Lehman Aggregate Bond Index                     4.10%                7.80%
Wilshire 5000 Index                            31.64%                -0.53%
MSCI EAFE Index                                39.17%                -1.62%


The inception date for the Maxim Moderately Conservative Profile II Portfolio was September 27, 1999.

 The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Conservative Profile II Portfolio
[OBJECT OMITTED]
2000     0.95%
2001     0.60%
2002     -1.42%
2003     11.47%


During the period shown in the chart for the Maxim Conservative Profile II Portfolio, the highest return for a quarter was 5.05% (quarter ending June, 2003) and the lowest return for a quarter was -2.84% (quarter ending September,
2001).


The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:
                                                 One Year       Since Inception

Maxim Conservative Profile II Portfolio           11.47%             3.74%
Lehman 1-3 Year Credit Bond Index                  4.67%             6.85%
Wilshire 5000 Index                               31.64%            -0.52%
Lehman Aggregate Bond Index                        4.10%             7.86%
MSCI EAFE Index                                   39.17%            -1.62%


The inception date for the Maxim Conservative Profile II Portfolio was September 30, 1999.

The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE Index was added as a comparison index to address the international equity asset allocation, if any to this Portfolio.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.1,2

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

------------------------------ --------------- --------------- --------------- ---------------- --------------- ---------------

                                   Maxim        Maxim Short      Maxim U.S.         Maxim        Maxim Janus     Maxim Loomis
                                   Money       Duration Bond       Gov't.        U.S. Gov't.      High Yield     Sayles Bond
                                   Market                        Securities       Mortgage           Bond

                                                                                 Securities
------------------------------ --------------- --------------- --------------- ---------------- --------------- ---------------
------------------------------ --------------- --------------- --------------- ---------------- --------------- ---------------

Management Fees                    0.46%           0.60%           0.60%            0.60%           1.10%           0.90%

------------------------------ --------------- --------------- --------------- ---------------- --------------- ---------------
------------------------------ --------------- --------------- --------------- ---------------- --------------- ---------------

Distribution (12b-1) Fees           NONE            NONE            NONE            NONE             NONE            NONE

------------------------------ --------------- --------------- --------------- ---------------- --------------- ---------------
------------------------------ --------------- --------------- --------------- ---------------- --------------- ---------------

Other Expenses                     0.00%           0.00%           0.00%            0.00%           0.00%           0.00%

------------------------------ --------------- --------------- --------------- ---------------- --------------- ---------------
------------------------------ --------------- --------------- --------------- ---------------- --------------- ---------------
Total Annual Portfolio

Operating Expenses                 0.46%           0.60%           0.60%            0.60%           1.10%           0.90%

------------------------------ --------------- --------------- --------------- ---------------- --------------- ---------------

------------------------------ --------------- --------------- --------------- --------------- --------------- ----------------

                                   Maxim           Maxim           Maxim        Maxim Ariel     Maxim Loomis     Maxim MFS(R)
                               Federated Bond       Bond           Global        Small-Cap         Sayles         Small-Cap
                                                   Index            Bond           Value         Small-Cap        Growth 3
                                                                                                   Value

------------------------------ --------------- --------------- --------------- --------------- --------------- ----------------
------------------------------ --------------- --------------- --------------- --------------- --------------- ----------------

Management Fees                    0.70%           0.50%           1.30%           1.00%           1.00%            0.95%

------------------------------ --------------- --------------- --------------- --------------- --------------- ----------------
------------------------------ --------------- --------------- --------------- --------------- --------------- ----------------

Distribution (12b-1) Fees           NONE            NONE            NONE            NONE            NONE            NONE

------------------------------ --------------- --------------- --------------- --------------- --------------- ----------------
------------------------------ --------------- --------------- --------------- --------------- --------------- ----------------

Other Expenses                     0.00%           0.00%           0.00%           0.04%           0.10%            0.10%

------------------------------ --------------- --------------- --------------- --------------- --------------- ----------------
------------------------------ --------------- --------------- --------------- --------------- --------------- ----------------
Total Annual Portfolio

Operating Expenses                 0.70%           0.50%           1.30%           1. 04%          1.10%            1.05%

------------------------------ --------------- --------------- --------------- --------------- --------------- ----------------

------------------------------ ---------------- -------------- ---------------- --------------- -------------- ----------------

                                 Maxim Ariel        Maxim       Maxim INVESCO     Maxim MFS(R)    Maxim T.       Maxim Janus
                                MidCap Value     Templeton(R)        ADR        International    Rowe Price       Large Cap
                                                International                       Growth         Equity/         Growth
                                                  Equity 4                                         Income


------------------------------ ---------------- -------------- ---------------- --------------- -------------- ----------------
------------------------------ ---------------- -------------- ---------------- --------------- -------------- ----------------

Management Fees                     0.95%           1.00%           1.00%           1.20%           0.80%           1.05%

------------------------------ ---------------- -------------- ---------------- --------------- -------------- ----------------
------------------------------ ---------------- -------------- ---------------- --------------- -------------- ----------------

Distribution (12b-1) Fees           NONE            NONE            NONE             NONE           NONE            NONE

------------------------------ ---------------- -------------- ---------------- --------------- -------------- ----------------
------------------------------ ---------------- -------------- ---------------- --------------- -------------- ----------------

Other Expenses                      0.05%           0.13%           0.08%           0.00%           0.03%           0.00%

------------------------------ ---------------- -------------- ---------------- --------------- -------------- ----------------
------------------------------ ---------------- -------------- ---------------- --------------- -------------- ----------------
Total Annual Portfolio

Operating Expenses                  1.00%           1.13%           1.08%           1.20%           0.83%           1.05%

------------------------------ ---------------- -------------- ---------------- --------------- -------------- ----------------

------------------------------ ---------------- -------------- ---------------- --------------- -------------- ---------------

                                 Maxim Stock     Maxim Index        Maxim        Maxim Value      Maxim S&P    Maxim T. Rowe
                                    Index            600        Growth Index        Index        500 Index(R)   Price MidCap
                                                                                                                  Growth *

------------------------------ ---------------- -------------- ---------------- --------------- -------------- ---------------
------------------------------ ---------------- -------------- ---------------- --------------- -------------- ---------------

Management Fees                     0.60%           0.60%           0.60%           0.60%           0.60%          1.00%

------------------------------ ---------------- -------------- ---------------- --------------- -------------- ---------------
------------------------------ ---------------- -------------- ---------------- --------------- -------------- ---------------

Distribution (12b-1) Fees           NONE            NONE            NONE             NONE           NONE            NONE

------------------------------ ---------------- -------------- ---------------- --------------- -------------- ---------------
------------------------------ ---------------- -------------- ---------------- --------------- -------------- ---------------

Other Expenses                      0.00%           0.00%           0.00%           0.00%           0.00%          0.05%

------------------------------ ---------------- -------------- ---------------- --------------- -------------- ---------------
------------------------------ ---------------- -------------- ---------------- --------------- -------------- ---------------
Total Annual Portfolio

Operating Expenses                  0.60%           0.60%           0.60%           0.60%           0.60%          1.05%

------------------------------ ---------------- -------------- ---------------- --------------- -------------- ---------------

------------------------------ ---------------- ----------------- -------------- --------------- --------------

                                    Maxim            Maxim            Maxim          Maxim           Maxim
                                 Aggressive        Moderately       Moderate       Moderately    Conservative
                                 Profile I5        Aggressive      Profile I5     Conservative    Profile I5
                                                   Profile I5                      Profile I5

------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Management Fees                     0.25%            0.25%            0.25%          0.25%           0.25%
------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Distribution (12b-1) Fees           NONE              NONE            NONE            NONE           NONE
------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Other Expenses                      0.00%            0.00%            0.00%          0.00%           0.00%
------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Total Annual Portfolio
Operating Expenses                  0.25%            0.25%            0.25%          0.25%           0.25%
------------------------------ ---------------- ----------------- -------------- --------------- --------------

------------------------------ ---------------- ----------------- -------------- --------------- --------------

                                    Maxim            Maxim            Maxim          Maxim           Maxim
                                 Aggressive        Moderately       Moderate       Moderately    Conservative
                                 Profile II5       Aggressive      Profile II5    Conservative    Profile II5
                                                  Profile II3                     Profile II5

------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Management Fees                     0.10%            0.10%            0.10%          0.10%           0.10%
------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Distribution (12b-1) Fees           NONE              NONE            NONE            NONE           NONE
------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Other Expenses                      0.00%            0.00%            0.00%          0.00%           0.00%
------------------------------ ---------------- ----------------- -------------- --------------- --------------
------------------------------ ---------------- ----------------- -------------- --------------- --------------
Total Annual Portfolio
Operating Expenses                  0.10%            0.10%            0.10%          0.10%           0.10%
------------------------------ ---------------- ----------------- -------------- --------------- --------------

1 Investors who purchase the Portfolios through variable insurance contracts will be subject to additional fees and charges at the contract level which are not disclosed in this Prospectus.

2 The expenses shown for all Portfolios are for the fiscal year ended December 31, 2003. Current or future expenses may be greater or less than those presented.


3 For the Maxim MFS(R) Small-Cap Growth Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.

4 For the Maxim Templeton(R) International Equity Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time. 5 Each Profile I Portfolio and Profile II Portfolio (collectively, "Profile Portfolios") will invest in shares of Underlying Portfolios. Therefore, each Profile Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Profile Portfolio will be reduced by the Underlying Portfolio's expenses. As of the date of this prospectus, the range of expenses expected to be incurred in connection with each Profile Portfolio's investments in Underlying Portfolios is: Maxim Aggressive Profile I and II - 0.xx% to 1.xx%; Maxim Moderately Aggressive Profile I and II - 0.83% to 1.13%; Maxim Moderate Profile I and II - 0.60% to 1.30%; Maxim Moderately Conservative Profile I and II - 0.60% to 1.30%; Maxim Conservative Profile I and II - 0.60% to 1.30%. This information is provided as a weighted-average range of the expense ratios since the average assets of each Profile Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a Profile Portfolio's assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios.

                                    Examples

These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


Portfolio                                          1 Year         3 Years          5 Years         10 Years
Maxim Money Market                                 $47            $149             $261            $593
Maxim Bond Index                                   $51            $162             $283            $645
Maxim U.S. Government Securities                   $62            $194             $340            $774
Maxim U.S. Government Mortgage Securities          $62            $194             $340            $774
Maxim Short Duration Bond                          $62            $194             $340            $774
Maxim Loomis Sayles Bond                           $92            $291             $510            $1,160
Maxim Federated Bond                               $72            $226             $396            $902
Maxim Janus High Yield Bond                        $113           $355             $623            $1,418
Maxim Global Bond                                  $133           $420             $736            $1,676
Maxim Templeton(R)International Equity             $116           $365             $640            $1,457
Maxim INVESCO ADR                                  $111           $349             $612            $1,392
Maxim MFS(R)International Growth                   $123           $388             $680            $1,547
Maxim T. Rowe Price Equity/Income                  $85            $268             $470            $1,070
Maxim Janus Large Cap Growth                       $108           $339             $595            $1,354
Maxim Stock Index                                  $62            $194             $340            $774
Maxim Growth Index                                 $62            $194             $340            $774
Maxim Value Index                                  $62            $194             $340            $774
Maxim S&P 500 Index(R)                             $62            $194             $340            $774
Maxim Ariel MidCap Value                           $103           $323             $566            $1,289
Maxim T. Rowe Price MidCap Growth                  $109           $343             $600            $1,367
Maxim Ariel Small-Cap Value                        $107           $336             $589            $1,341
Maxim MFS(R)Small-Cap Growth                       $108           $339             $595            $1,354
Maxim Loomis Sayles Small-Cap Value                $113           $355             $623            $1,418
Maxim Index 600                                    $62            $194             $340            $774
Maxim Aggressive Profile I                         $26            $81              $142            $322
Maxim Moderately Aggressive Profile I              $26            $81              $142            $322
Maxim Moderate Profile I                           $26            $81              $142            $322
Maxim Moderately Conservative Profile I            $26            $81              $142            $322
Maxim Conservative Profile I                       $26            $81              $142            $322
Maxim Aggressive Profile II                        $10            $32              $57             $129
Maxim Moderately Aggressive Profile II             $10            $32              $57             $129
Maxim Moderate Profile II                          $10            $32              $57             $129
Maxim Moderately Conservative Profile II           $10            $32              $57             $129
Maxim Conservative Profile II                      $10            $32              $57             $129


                      MORE INFORMATION ABOUT THE PORTFOLIOS

 -------------------------------------------------------------------------------
         Some of the Portfolios are managed by sub-advisers which manage other mutual funds having similar names and investment
         objectives. While some of the Portfolios may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolios are not otherwise directly related to any other mutual funds. Consequently, the investment
            performance of other mutual funds and any similarly-named
                       Portfolio may differ substantially.

 -------------------------------------------------------------------------------

Each Portfolio follows a distinct set of investment strategies. Twenty-one Portfolios are considered to be "Equity Portfolios" because they invest primarily in equity securities (mostly common stocks). Thirteen Portfolios (including the Money Market Portfolio) are considered to be "Debt Portfolios" because they invest primarily in debt securities (mostly bonds). All percentage limitations relating to the Portfolios' investment strategies are applied at the time a Portfolio acquires a security.

Equity Portfolios

Each of the Maxim Aggressive and Moderately Aggressive Profile Portfolios will normally invest at least 65% of their assets in equity securities. Each of the other Equity Portfolios will normally invest at least 80% of their assets in equity securities. Therefore, as an investor in an Equity Portfolio, the return on your investment will be based primarily on the risks and rewards of equity securities. The Equity Portfolios include:

o   Maxim Ariel Small-Cap Value Portfolio            o   Maxim MFS(R)Small-Cap Growth Portfolio
o   Maxim Loomis Sayles Small-Cap Value Portfolio    o   Maxim Ariel MidCap Value Portfolio
o   Maxim T. Rowe Price MidCap Growth Portfolio      o   Maxim Templeton(R)International Equity Portfolio
o   Maxim INVESCO ADR Portfolio                      o   Maxim MFS(R)International Growth Portfolio
o   Maxim Janus Large Cap Growth Portfolio           o   Maxim T. Rowe Price Equity/Income Portfolio
o   Maxim Stock Index Portfolio                      o   Maxim Index 600 Portfolio
o   Maxim Value Index Portfolio                      o   Maxim Growth Index Portfolio
o   Maxim S&P 500 Index(R)Portfolio                  o   Aggressive Profile I Portfolio
o   Aggressive Profile II Portfolio                  o   Moderate Profile I Portfolio++
o   Moderate Profile II Portfolio++                  o   Moderately Aggressive Profile I Portfolio
o   Moderately Aggressive Profile II Portfolio

++ Please note that the Moderate Profile I and Moderate Profile II Portfolios may invest in the short-term bond and bond categories up to a combined 50%. It is, therefore, important that an investor also review the discussion regarding "Debt Portfolios" below beginning on page xx.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company's financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

The Equity Portfolios may invest in common stocks and other equity securities of U.S. and foreign companies, though only the Maxim Templeton(R) International Equity, Maxim INVESCO ADR and Maxim MFS(R) International Growth Portfolios will pursue investments in foreign securities as a principal investment strategy. Equity investments in foreign companies present special risks and other considerations - these are discussed below under "Foreign Securities" on page xx.

The Equity Portfolios may invest in money market instruments and other types of debt securities, either as a cash reserve or for other appropriate reasons. Money market instruments are discussed below under "Money Market Instruments and Temporary Investments." Debt securities are discussed below under "Debt Portfolios." Each Portfolio may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page xx.

The Aggressive Profile I, Moderately Aggressive Profile I, Moderate Profile I, Aggressive Profile II, Moderately Aggressive Profile II and Moderate Profile II Portfolios are considered "Equity Portfolios" because they invest primarily in Underlying Portfolios that emphasize equity investments. However, these Profile Portfolios invest in Underlying Portfolios that invest in debt securities and, therefore, to that extent are subject to the risks and rewards associated with debt securities. As well, to the extent an Underlying Portfolio invests in derivatives, a Profile Portfolio investing in that portfolio would also be exposed to the risks and rewards associated with derivative transactions.

Small and Medium Size Companies
Companies that are small or unseasoned (less then 3 years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Portfolio to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less public information available about small or unseasoned companies. As a result, a Sub-Adviser when making a decision to purchase a security for a Portfolio may not be aware of some problems associated with the company issuing the security.

Index Portfolios
Certain of the Equity Portfolios are Index Portfolios. This means they are not actively managed, but are designed to track the performance of specified benchmarks. The benchmark indexes are described below:

The S&P 500 Composite Stock Price Index (the "S&P 500") is a widely recognized, unmanaged, market-value weighted index (shares outstanding multiplied by stock price) of 500 stock prices. The stocks which make up the S&P 500 trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

The S&P Small Cap 600 Stock Index (the "S&P 600") is a widely recognized, unmanaged index of 600 stock prices. The index is market-value weighted, meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (stock price multiplied by the number of outstanding shares). The stocks which make up the S&P 600 trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ quotation system. The S&P 600 is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market.

The S&P MidCap 400 Index (the "S&P 400") is a widely recognized, unmanaged market capitalization weighted index of 400 stocks representing the mid-range in terms of tradable market value of the U.S. equity market.

The S&P/BARRA Growth Index (the "Growth Index") is a widely recognized, unmanaged index that contains half of the market value of the S&P 500. The Growth Index is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios.

The S&P/BARRA Value Index (the "Value Index") is a widely recognized, unmanaged index that contains the other half of the market value of the S&P 500. The Value Index is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios.

**Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "S&P 600(R)," "Standard &
Poor's 500", "Standard & Poor's SmallCap 600 Index," "S&P SmallCap 600 Index," "S&P 500/BARRA Growth Index," "S&P 500/BARRA Value Index," and "S&P 400 MidCap Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Company. Maxim Series Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in Maxim Series Fund.


The S&P 500, S&P 600, S&P 400, Growth Index and Value Index are sponsored by Standard & Poor's which is responsible for determining which stocks are represented on the indices.

None of the Portfolios are endorsed, sold or promoted by any of the sponsors of the Benchmark Indices (the "Sponsors"), and no Sponsor is an affiliate or a sponsor of the Fund, the Portfolios or MCM. The Sponsors are not responsible for and do not participate in the operation or management of any Portfolio, nor do they guarantee the accuracy or completeness of their respective Benchmark Indices or the data therein. Inclusion of a stock in a Benchmark Index does not imply that it is a good investment.

Total returns for the S&P 500, S&P 600, S&P 400, Growth Index and Value Index assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

Advantages of Index Portfolios
Index portfolios typically have the following characteristics:

o Variety of investments. Index portfolios generally invest in a wide variety of companies and industries.
o Relative performance consistency. Because they seek to track market benchmarks, index portfolios usually do not perform dramatically better or worse than their benchmarks.
o Low cost. Index portfolios are inexpensive to run compared with actively managed portfolios. They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most index portfolios have lower turnover rates and lower capital gains distributions. However, from time to time, some index portfolios may pay out higher-than-expected taxable distributions. This is because index portfolios must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Debt Portfolios

Each of the Maxim Conservative and Moderately Conservative Profile Portfolios will normally invest at least 65% of its assets in debt securities. Each of the other Debt Portfolios will normally invest at least 80% of its assets in debt securities. Therefore, as an investor in Debt Portfolios, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds. Bonds include debt securities of all types excluding money market instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments. The Debt Portfolios include:

 o  Maxim Loomis Sayles Bond Portfolio                o  Maxim U.S. Government Securities Portfolio
 o  Maxim Short Duration Bond Portfolio               o  Maxim Global Bond Portfolio
 o  Maxim U.S. Gov't. Mortgage Securities Portfolio   o  Maxim Bond Index Portfolio
 o  Maxim Federated Bond Portfolio                    o  Maxim Janus High Yield Bond Portfolio
 o  Moderately Conservative Profile I Portfolio++     o  Conservative Profile I Portfolio++
 o  Moderately Conservative Profile II Portfolio++    o  Conservative Profile II Portfolio++
 o  Maxim Money Market Portfolio


++ Please note that the Moderately Conservative and Conservative Profile I and Moderately Conservative and Conservative Profile II Portfolios may invest in the equity categories described above. It is, therefore, important that an investor also review the discussion regarding "Equity Portfolios" above beginning on page xx.


Bonds are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "interest rate risk."

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody's. "Credit risk" relates to the issuer's ability to make payments of principal and interest when due.

The lower a bond's quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality. They are discussed separately below under "Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies."

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value. The following Portfolios may invest in below investment grade debt securities: Maxim Loomis Sayles Bond, Maxim Janus High Yield Bond, Maxim Federated Bond, Maxim MFS(R) Small-Cap Growth, Maxim Templeton(R) International Equity, Maxim Global Bond, Maxim T. Rowe Price Equity/Income, Maxim Short Duration Bond, Maxim Janus Large Cap Growth, Maxim MFS(R) International Growth, Moderately Conservative Profile I, Conservative Profile I, Moderately Conservative Profile II and Conservative Profile II Portfolios.

The Debt Portfolios may invest in bonds of U.S. and foreign issuers. Investments in foreign securities present special risks and other considerations - these are discussed below under "Foreign Securities" on page xx.

While the Debt Portfolios intend to principally invest in bonds, they may make other types of investments. For example, some of the Debt Portfolios may invest a portion of their assets in equity securities. Equity securities are discussed above under "Equity Portfolios." Each of the Debt Portfolios may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page xx.

Debt Index Portfolio
The Bond Index Portfolio is not actively managed, but is designed to track the performance of a specified benchmark. The Benchmark Index is described below:

Lehman Aggregate Bond Index
The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies

The Maxim Money Market Portfolio invests exclusively in money market instruments as its investment strategy. Therefore, the value of your investment in the Maxim Money Market Portfolio will be determined exclusively by the rewards and risks relating to money market instruments.

Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers' acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

The U.S. Government guarantee of the securities owned by the Portfolio does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

The manager of the Maxim Money Market Portfolio selects securities with a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. or Standard & Poor's Corporation (or unrated securities of comparable quality).

Except as permitted under Rule 2a-7 of the 1940 Act, the Portfolio will not purchase a security if, as a result, more than 5% of its total assets would be invested in securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. Government issued securities or securities subject to certain types of guarantees.

Temporary Investment Strategies
In addition to the Money Market Portfolio, the other Portfolios each may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM or the Portfolio's sub-adviser. Each non-Money Market Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, or the Portfolio's sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Portfolio take this action, it may not achieve its investment objective.


                           OTHER INVESTMENT PRACTICES

Foreign Securities

The Maxim Templeton(R) International Equity, Maxim MFS(R) International Growth, Maxim Global Bond and Maxim INVESCO ADR Portfolios pursue investment in foreign securities as their principal investment strategy. Therefore, as an investor in these Portfolios, the return on your investment will be based substantially on the rewards and risks relating to foreign investment. However, many of the other Portfolios may, in a manner consistent with their respective investment objective and policies, invest in foreign securities. Accordingly, as an investor in these Portfolios, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in foreign securities may cause a Portfolio to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

As noted, the Maxim Templeton(R) International Equity, Maxim MFS(R) International Growth, Maxim Global Bond and Maxim INVESCO ADR Portfolios have substantial exposure to foreign markets since these Portfolios invest primarily in securities of foreign issuers. The other Portfolios which may invest in foreign securities have some exposure to foreign markets. This exposure will be minimized to the extent these Portfolios invest primarily in securities of U.S. issuers.

ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. dollars and annual reports and shareholder literature printed in English.

Derivatives

Each Portfolio, other than the Maxim Money Market and Profile Portfolios, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as "derivative" transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives may be used by the Portfolios to hedge investments or manage interest or currency-sensitive assets. The Index Portfolios may purchase and sell derivative instruments (futures contracts on the Benchmark Index and options thereon) as part of their principal investment strategy. The other non-Index Portfolios which may enter into derivative transactions will do so only to protect the value of its investments and not for speculative purposes. Derivatives can, however, subject a Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If MCM or a sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for a Portfolio to lose more than its original investment in a derivatives transactions. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Other Risk Factors Associated with the Portfolios

As a mutual fund, each Portfolio is subject to market risk. The value of a Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

No Portfolio should be considered to be a complete investment program by itself. You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information.

                          MANAGEMENT OF THE PORTFOLIOS

MCM provides investment advisory, accounting and administrative services to the Fund. MCM's address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $9.7 billion. MCM and its affiliates have been providing investment management services since 1969.

The management fees paid to MCM for the last fiscal year are as follows:

                      Portfolio                                   Percentage of Average Net Assets
Maxim Money Market                                                             0.46%
Maxim U.S. Government Securities                                               0.60%
Maxim U.S. Government Mortgage Securities                                      0.60%
Maxim Loomis Sayles Bond                                                       0.90%
Maxim Short Duration Bond                                                      0.60%
Maxim Global Bond                                                              1.30%
Maxim Templeton(R)International Equity                                         1.00%
Maxim INVESCO ADR                                                              1.00%
Maxim T. Rowe Price Equity/Income                                              0.80%
Maxim Ariel MidCap Value                                                       0.95%
Maxim T. Rowe Price MidCap Growth                                              1.00%
Maxim Ariel Small-Cap Value                                                    1.00%
Maxim Loomis Sayles Small-Cap Value                                            1.00%
Maxim Stock Index                                                              0.60%
Maxim Index 600                                                                0.60%
Maxim Value Index                                                              0.60%
Maxim Growth Index                                                             0.60%
Maxim S&P 500 Index(R)                                                         0.60%
Maxim Bond Index                                                               0.50%
Maxim Aggressive Profile I                                                     0.25%
Maxim Moderately Aggressive Profile I                                          0.25%
Maxim Moderate Profile I                                                       0.25%
Maxim Moderately Conservative I                                                0.25%
Maxim Conservative Profile I                                                   0.25%
Maxim Aggressive Profile II                                                    0.10%
Maxim Moderately Aggressive Profile II                                         0.10%
Maxim Moderate Profile II                                                      0.10%
Maxim Moderately Conservative II                                               0.10%
Maxim Conservative Profile II                                                  0.10%

For those Portfolios that are "directly" advised by MCM (i.e., without the assistance of a sub-adviser), namely the Maxim Money Market, Maxim Bond Index, Maxim Short Duration Bond, Maxim U.S. Government Securities, Maxim U.S. Government Mortgage Securities and the Profile Portfolios, MCM uses teams of professionals to manage the assets of those Portfolios. Each Portfolio has a separate team and all of the members of the team are jointly and primarily responsible for the day-to-day management of their respective Portfolios. The teams meet regularly to review Portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a Portfolio as they see fit, guided by the Portfolio's investment objective and strategy.

Sub-Advisers

The Fund operates under a manager-of-managers structure under an order issued by the Securities and Exchange Commission ("SEC"). The current order permits MCM to hire or amend sub-advisory agreements without shareholder approval. This means MCM is responsible for monitoring each sub-adviser's performance through quantitative and qualitative analysis and will periodically report to the Board as to whether each sub-adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the applicable Portfolios all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in any sub-adviser or any proposed material change in a sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the applicable Portfolios with an information statement. With respect to a newly retained sub-adviser, or a change in a sub-advisory agreement, this information statement will be provided to shareholders of the applicable Portfolios a maximum of ninety (90) days after the addition of the new sub-adviser or the implementation of any material change in a sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act, of the Fund or MCM other than by reason of serving as a sub-adviser to one or more Portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Portfolio. Currently, there are no sub-advisers who are affiliated persons with MCM.

For those Portfolios for which MCM has entered into an agreement with a sub-adviser, the sub-adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell or hold any particular security. Each sub-adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of a Portfolio. MCM, in turn, pays sub-advisory fees to each sub-adviser for its services. The following sub-advisers provide services for the Portfolios indicated:

Loomis Sayles & Company, L.P                            Massachusetts Financial Services Company
Maxim Looms Sayles Bond Portfolio                       Maxim MFS(R)International Growth Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio           Maxim MFS(R)Small-Cap Growth Portfolio

Ariel Capital Management, LLC                           T. Rowe Price Associates, Inc.
Maxim Ariel MidCap Value Portfolio                      Maxim T. Rowe Price MidCap Growth Portfolio
Maxim Ariel Small-Cap Value Portfolio                   Maxim T. Rowe Price Equity/Income Portfolio

INVESCO Global Asset Management (N.A.)                  Pareto Partners
Maxim INVESCO ADR Portfolio                             Maxim Global Bond Portfolio

BNY Investment Advisors                                 Federated Investment Management Company
Maxim Stock Index Portfolio                             Maxim Federated Bond Portfolio
Maxim Growth Index Portfolio
Maxim Value Index Portfolio                             Templeton Investment Counsel, LLC
Maxim Index 600 Portfolio                               Maxim Templeton(R)International Equity Portfolio
Maxim S&P 500 Index(R)

Janus Capital Management LLC
Maxim Janus High Yield Bond Portfolio
Maxim Janus Large Cap Growth Portfolio

Following is additional information about each sub-adviser:

Templeton Investment Counsel, LLC ("TIC") is a subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc. TIC is a Delaware limited liability company with its principal business address at Broward Financial Centre, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394.

The day-to-day manager of the Maxim Templeton(R) International Equity Portfolio is Mark Beveridge, Executive Vice President, TIC and has been with TIC since 1985.

T. Rowe Price Associates, Inc. ("T. Rowe Price") is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.


The Maxim T. Rowe Price Equity/Income Portfolio is managed by an Investment Advisory Committee chaired by Brian C. Rogers. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price Equity Income Fund. Mr. Rogers, Chief Investment Officer of T. Rowe Price, has been the portfolio manager of the T. Rowe Price Equity Income Fund since its inception in 1985. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

The Maxim T. Rowe Price MidCap Growth Portfolio is managed by an Investment Advisory Committee co-chaired by Brian W.H. Berghuis and Donald J. Peters. Mr. Berghuis shares day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been the portfolio manager of the T. Rowe Price Mid-Cap Growth Fund since 1992. He has been managing investments since 1988 and joined T. Rowe Price in 1985. Donald J. Peters is co-chairman of the Portfolio's Investment Advisory Committee and shares day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Peters is a Vice President and equity portfolio manager of T. Rowe Price and is the portfolio manager of the T. Rowe Price Diversified Mid-Cap Growth Fund.


INVESCO Global Asset Management (N.A.), Inc. ("IGAM"), is a Delaware corporation and a wholly owned subsidiary of INVESCO. IGAM is registered as an Investment Adviser with the Securities and Exchange Commission. Its principal business address is 1315 Peachtree Street, N.E., Atlanta, Georgia 30309.

The day-to-day manager of the Maxim INVESCO ADR Portfolio is W. Lindsay Davidson, who also serves as portfolio manager for the INVESCO ADR International Equity Management Fund. Mr. Davidson has been with INVESCO PLC since 1984 and in 1989 he assumed responsibility for global and international portfolios. Mr. Davidson began his investment career in 1974 and previously worked for both insurance and reinsurance companies in England. He holds an M.A. (Honours) degree in Economics from Edinburgh University.


Ariel Capital Management, LLC (Ariel) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. It is a Delaware Limited Liability Corporation with its principal business address at 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601.

The day-to-day manager for the Maxim Ariel Small-Cap Value and Maxim Ariel MidCap Value Portfolios is John W. Rogers, Jr. - - B.A. in Economics, Princeton University. Mr. Rogers' business experience during the past five years is as Chairman and Chief Investment Officer, Ariel Capital Management and Portfolio Manager, Ariel Fund (formerly known as the Ariel Growth Fund), as well as Ariel Appreciation Fund..


Loomis, Sayles & Company, L.P. ("Loomis Sayles") is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.


The day-to-day manager of the Maxim Loomis Sayles Bond Portfolio is Daniel J. Fuss, Executive Vice President and Vice Chairman of Loomis Sayles. Mr. Fuss also serves as the fund manager for a number of mutual funds including the Loomis Sayles Bond Fund and has been employed by Loomis Sayles since 1976.


Joseph R. Gatz, Vice President of Loomis Sayles, has co-managed the Maxim Loomis Sayles Small-Cap Value Portfolio since 1999. Prior to joining Loomis Sayles in 1999, Mr. Gatz was employed by Banc One and certain of its corporate predecessors since 1993. Daniel G. Thelen, Vice President of Loomis Sayles, has served as co-manager of the Portfolio since 1999 and has been employed with Loomis Sayles since 1996.


Pareto Partners ("Pareto") an English Partnership, serves as the sub-adviser to the Maxim Global Bond Portfolio. Mellon Bank, N.A. owns 30% of Pareto, XL Capital Ltd. owns 30% of Pareto and the employees of Pareto own the remaining 40% of Pareto. Mellon Bank, N.A. is a wholly-owned subsidiary of Mellon Bank Corporation, a publicly-owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets.

The Portfolio is managed by Charles P. Dolan. He is a Managing Director and Senior Portfolio Manager at Pareto and has been employed by Pareto since April 1998. Through Pareto's affiliates, he has been employed on Pareto's global bond portfolios since 1994.

BNY Investment Advisors ("BNY") is a separately identifiable division of The Bank of New York, a New York State chartered bank, and is registered as an investment adviser under the Investment Advisors Act of 1940. BNY's principal business address is One Wall Street, New York, New York 10286. BNY began management of the Maxim Stock Index, Maxim Growth Index, Maxim Value Index and Maxim Index 600 Portfolios on April 1, 2003. BNY began management of the Maxim S&P 500 Index(R) Portfolio on June 30, 2003.

Massachusetts Financial Services Company ("MFS") is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization. MFS is a Delaware corporation with its principal business address at 500 Boylston Street, Boston, Massachusetts 02116.

The Maxim MFS(R) International Growth Portfolio is managed by a team of portfolio managers. David R. Mannheim is Senior Vice President, MFS, and manager of the MFS(R) Institutional International Equity Fund since January, 1996. Mr. Mannheim has been employed with MFS since 1988. Marcus L. Smith, Vice President, MFS, has been employed with MFS since 1994 and became a portfolio manager of MFS(R) Institutional International Equity Fund effective January, 2001.


The Maxim MFS(R) Small-Cap Growth Portfolio is managed by a team of portfolio managers. Donald F. Pitcher, Jr., Senior Vice President of MFS, has been portfolio manager of the MFS New Discovery Fund since 2002. Mr. Pitcher has been employed with MFS since 1971. Robert Henderson, Vice President of MFS, joined MFS in 1996 and has managed the MFS New Discovery Fund since 2002. Effective on or about June 30, 2004, Thomas H. Wetherald will replace Mr. Pitcher on the management team. Mr. Wetherald, an MFS Vice President, has been employed in the MFS investment management area since 2002. Prior to joining MFS, Mr. Wetherald was a portfolio manager and research analyst at Manning & Napier Advisors.


Federated Investment Management Company ("Federated") is a wholly owned subsidiary of Federated Investors, Inc., one of the largest mutual fund investment managers in the United States. Federated is a Delaware business trust with its principal business address at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.


Joseph M. Balestrino, Robert J. Ostrowski and John T. Gentry are the portfolio managers of the Maxim Federated Bond Portfolio. Mr. Ostrowski is Senior Vice President/Chief Investment Officer, Domestic and International Government and Corporate Bond Groups, and Senior Portfolio Manager and is responsible for portfolio management and administration of the Government and General High Grade Corporate Bond Groups with Federated. He joined Federated in 1987 and has 17 years investment experience. Mr. Balestrino is Senior Vice President, Senior Portfolio Management, Head of Domestic High Grade Corporate Bond Group and responsible for portfolio management and administration of the General High Grade Corporate Multi-Sector Bond Groups with Federated. He joined Federated in 1986 and has 17 years investment experience. Mr. Gentry is Vice President, Portfolio Manager and is responsible for portfolio management and investment research in the fixed income area concentrating on high grade corporate, U.S. government, and U.S. government agency bonds with Federated. He joined Federated in 1995 and 14 years investment experience.

Janus Capital Management LLC ("Janus") is a directly owned subsidiary of Janus Capital Group Inc., registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 151 Detroit Street, Denver, Colorado 80206.

Scott Schoelzel is the portfolio manager of the Maxim Janus Large Cap Growth Portfolio. Mr. Schoelzel is Executive Vice President of Janus and Portfolio Manager of the Janus Twenty Fund, which he has managed since August 1997. He is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Arts degree in Business from Colorado College.


Gibson Smith is the portfolio manager of the Maxim Janus High Yield Bond Portfolio. Mr. Smith is Executive Vice President and Portfolio Manager of the Janus High-Yield Fund. He is also Executive Vice President and Portfolio Manager of the Janus Short-Term Bond Fund. He joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991 to 2001. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado at Boulder.



                   IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Portfolios
Shares of the Portfolios are not for sale directly to the public. Currently, the Portfolios' shares are sold only to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable annuity contracts, variable life insurance policies and to participants in connection with qualified retirement plans. In the future, shares of the Portfolios may be used to fund other variable contracts offered by Great-West, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value of that Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in good form. Each Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available. In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Fund's judgment, do not represent current market values of these securities. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Fund determines the net asset value as of valuation time, and therefore, the Fund may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that a Portfolio's net asset value fairly reflects security values at the time of pricing.

The net asset value of the Maxim Money Market Portfolio is determined by using the amortized cost method of valuation. Net asset value for the other Portfolios is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors of the Fund believes accurately reflects fair value. If a Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when a Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio's outstanding shares.

Purchasing and Redeeming Shares

Variable contract owners or Qualified Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, Qualified Plan sponsors and administrators purchase and redeem Portfolio shares based on orders received from participants. Qualified Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Qualified Plan. Participants should contact their Qualified Plan sponsor or administrator for information concerning the appropriate procedure for investing in the Fund.

The price to buy or sell shares of each Portfolio is the Portfolio's net asset value next calculated after the Portfolio receives the order in proper form.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners and Qualified Plans that invest in the Fund. The Board of Directors will monitor each Portfolio for any material conflicts that may arise and will determine what action should be taken.

Each Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Exchanging Shares

This section is only applicable to participants in Qualified Plans that purchase shares of the Fund outside a variable annuity contract.

An exchange involves selling all or a portion of the shares of one Portfolio and purchasing shares of another Portfolio. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Portfolios after the exchange request is received in proper form. Before exchanging into a Portfolio, read its prospectus.

Please note the following policies governing exchanges:

o You can request an exchange in writing or by telephone.
o Written requests should be submitted to:
         8515 East Orchard Road
         Greenwood Village, CO 80111.
o The form should be signed by the account owner(s) and include the following information:
  (1)      the name of the account;
  (2)      the account number;
  (3)      the name of the Portfolio from which  the shares are to be sold;
  (4)      the dollar amount or number of shares to be exchanged;
  (5)      the name of the Portfolio(s) in which new shares will be purchased;
           and
  (6) the signature(s) of the person(s) authorized to effect exchanges in the account.
o You can request an exchange by telephoning 1-800-537-2033.
o A Portfolio may refuse exchange purchases by any person or group if, in MCM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information

o We may modify, suspend or terminate at any time the policies and procedures to request an exchange of shares of the Portfolios by telephone.
o If an account has more than one owner of record, we may rely on the instructions of any one owner. o Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner.
o We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine, including requiring various forms of personal identification such as name, mailing address, personal identification numbers (PINs) or other information.
o    All telephone calls will be recorded.
o During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.
o Telephone instructions will be accepted if received prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on any day the NYSE is open for business.

Dividends and Capital Gains Distributions
Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

o The Maxim Money Market Portfolio ordinarily declares dividends from net investment income daily and distributes dividends monthly.
o The Maxim Bond Index, Maxim Federated Bond, Maxim U.S. Government Mortgage Securities, Maxim U.S. Government Securities and Maxim Short Duration Bond Portfolios ordinarily distribute dividends from net investment income quarterly.
o The Maxim T. Rowe Price Equity/Income, Maxim Janus Large Cap Growth, Maxim Janus High Yield Bond, Maxim Ariel MidCap Value, Maxim T. Rowe Price MidCap Growth, Maxim Ariel Small-Cap Value, Maxim Loomis Sayles Small-Cap Value, Maxim MFS(R) Small-Cap Growth, Maxim Stock Index, Maxim Index 600, Maxim Value Index, Maxim Growth Index, Maxim S&P 500 Index(R), Maxim Global Bond, Maxim Loomis Sayles Bond and all Profile Portfolios ordinarily distribute dividends semi-annually.
o The Maxim Templeton(R) International Equity, Maxim INVESCO ADR and Maxim MFS(R) International Growth, Portfolios ordinarily distribute dividends annually.
o All of the Portfolios generally distribute capital gains, at least once annually.

Tax Consequences
The Portfolios are not currently separate taxable entities. It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in any one of the Portfolios depend on the provisions of the variable contract through which you invest in the Fund or the terms of your qualified retirement plan. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes. Dividends and interest received by the Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports
The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Portfolio will receive a report containing a summary of the Fund's performance and other information.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's financial history for the past five years, or, if shorter, the period of each Portfolio's operations. Certain information reflects financial results for a single Portfolio share. Total returns in the following tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Deloitte & Touche LLP, independent auditors, whose reports, along with the Fund's financial statements, are included in the Fund's Annual Report. A free copy of the Annual Report is available upon request by calling 1-800-537-2033.

--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002           2001           2000            1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       1.0000  $      1.0005  $      1.0005  $      1.0005   $      1.0005
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.0074         0.0139         0.0373         0.0590          0.0471
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations               0.0074         0.0139         0.0373         0.0590          0.0471
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                           (0.0074)       (0.0139)       (0.0373)       (0.0590)        (0.0471)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From tax return of capital                                          (0.0005)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.0074)       (0.0144)       (0.0373)       (0.0590)        (0.0471)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       1.0000  $      1.0000  $      1.0005  $      1.0005   $      1.0005
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           0.73%          1.40%          3.80%          6.07%           4.81%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      559,342  $     940,085  $     914,544  $     718,264   $     722,697
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.46%          0.46%          0.46%          0.46%           0.46%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                0.74%          1.38%          3.62%          5.93%           4.73%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        19.25  $       27.37  $       33.58  $       40.44   $       35.82
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.26           0.14           0.21           0.23            0.27
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 5.11          (6.23)         (4.20)         (3.35)           6.68
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              5.37          (6.09)         (3.99)         (3.12)           6.95
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.26)         (0.14)         (0.21)         (0.23)          (0.27)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (1.95)         (1.89)         (2.01)         (3.51)          (2.06)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (2.21)         (2.03)         (2.22)         (3.74)          (2.33)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        22.41  $       19.25  $       27.37  $       33.58   $       40.44
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          28.41%        (21.94%)       (11.63%)        (7.94%)         19.73%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      636,715  $     627,394  $     864,986  $   1,027,978   $   1,166,072
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                1.15%          0.97%          0.70%          0.60%           0.71%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               30.66%         19.52%         11.46%         15.71%          10.69%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        11.43  $       11.00  $       10.87  $       10.46   $       11.05
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.48           0.19           0.60           0.68            0.63
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (0.19)          0.43           0.15           0.40           (0.60)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.29           0.62           0.75           1.08            0.03
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.48)         (0.19)         (0.62)         (0.67)          (0.62)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.09)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.57)         (0.19)         (0.62)         (0.67)          (0.62)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        11.15  $       11.43  $       11.00  $       10.87   $       10.46
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           2.57%          9.81%          7.07%         10.58%           0.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       78,434  $      82,835  $      93,613  $      84,688   $      76,592
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                4.28%          5.25%          5.65%          6.44%           5.83%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               71.74%         91.64%         66.47%         32.95%          51.82%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        13.63  $       13.11  $       12.86  $       12.28   $       13.01
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.61           0.21           0.69           0.77            0.70
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (0.19)          0.56           0.27           0.57           (0.74)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              0.42           0.77           0.96           1.34           (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.61)         (0.21)         (0.71)         (0.76)          (0.69)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.10)         (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.71)         (0.25)         (0.71)         (0.76)          (0.69)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        13.34  $       13.63  $       13.11  $       12.86   $       12.28
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           3.08%          9.69%          7.52%         11.28%          (0.31%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      144,062  $     202,460  $     182,737  $     147,990   $     133,485
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.50%          0.50%          0.50%          0.50%           0.56%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                4.47%          5.01%          5.60%          6.24%           5.56%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               13.66%         53.33%         56.51%         27.38%         127.95%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        12.36  $       11.85  $       11.69  $       11.25   $       11.86
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.49           0.20           0.63           0.74            0.68
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (0.19)          0.54           0.18           0.43           (0.62)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.30           0.74           0.81           1.17            0.06
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.50)         (0.19)         (0.65)         (0.73)          (0.67)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.20)         (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.70)         (0.23)         (0.65)         (0.73)          (0.67)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        11.96  $       12.36  $       11.85  $       11.69   $       11.25
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           2.52%          9.83%          7.13%         10.71%           0.51%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      306,288  $     347,127  $     219,596  $     182,403   $     183,178
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                4.10%          4.98%          5.66%          6.39%           5.86%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              105.93%         82.56%         49.85%         26.97%          46.74%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM INDEX 600 PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         6.26  $        7.45  $        7.68  $        8.00   $        7.92
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01           0.01           0.01           0.03            0.05
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.37          (1.19)          0.33           0.74            0.81
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              2.38          (1.18)          0.34           0.77            0.86
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.01)         (0.01)         (0.01)         (0.03)          (0.05)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains +                                             (0.00)         (0.56)         (1.06)          (0.73)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.01)         (0.01)         (0.57)         (1.09)          (0.78)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $         8.63  $        6.26  $        7.45  $        7.68   $        8.00
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          38.11%        (15.23%)         5.82%         10.25%          11.85%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      130,870  $      28,483  $      32,022  $      28,279   $      25,169
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                0.31%          0.22%          0.20%          0.36%           0.66%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               88.78%         18.06%         33.31%         85.61%          37.75%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 +   The distribution from net realized gains in 2002 was less than $0.01 per share.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
MAXIM JANUS HIGH YIELD BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                             Period Ended December 31,
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                                  2003 +
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                       $             10.00
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     0.29
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                                          0.60
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                                   0.89
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net investment income                                                                               (0.28)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                                  (0.07)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                      (0.35)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                             $             10.54
---------------------------------------------------------------------------------------------==================----
---------------------------------------------------------------------------------------------==================----

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return                                                                                             8.90%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                                           $           128,029
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                                  1.10%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                                     5.18%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                110.88%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on May 21, 2003.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 *   Annualized
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                            Period Ended December 31,
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                                 2003 +
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                      $             10.00
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                      0.00
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                                         1.63
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                                  1.63
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
From net investment income ~                                                                            (0.00)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                     (0.00)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                            $             11.63
--------------------------------------------------------------------------------------------==================----
--------------------------------------------------------------------------------------------==================----

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return                                                                                           16.34%  o
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                                          $           261,101
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                                 1.05%  *
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                                                     (0.11%) *
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                22.23%  o
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on May 21, 2003.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 ~ The distribution from net investment income was less than $0.01 per share.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 *   Annualized
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
MAXIM MFS(R)INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                             Period Ended December 31,
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                                  2003 +
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                       $             10.00
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     0.01
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                                          2.57
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                                   2.58
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net investment income                                                                               (0.01)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                                  (0.19)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                      (0.20)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                             $             12.38
---------------------------------------------------------------------------------------------==================----
---------------------------------------------------------------------------------------------==================----

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return                                                                                            25.89%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                                           $           166,896
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                                  1.20%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                                     0.15%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                  5.56%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on May 21, 2003.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 *   Annualized
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MAXIM FEDERATED BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                                Period Ended December 31,
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003 +
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                          $               10.00
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                          0.13
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss                                                                              (0.15)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                                       (0.02)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                                    (0.13)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                           (0.13)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                $                9.85
------------------------------------------------------------------------------------------------====================----
------------------------------------------------------------------------------------------------====================----

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                                 (0.20%) o
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                                              $             125,437
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                                       0.70%  *
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                                          2.21%  *
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                      33.24%  o
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on May 21, 2003.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 *   Annualized
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         8.80          10.80  $       12.27  $       15.19   $       11.87
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.13           0.06           0.10           0.10            0.16
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.97          (2.00)         (1.40)          0.08            3.39
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.10          (1.94)         (1.30)          0.18            3.55
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.13)         (0.06)         (0.10)         (0.09)          (0.15)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                              (0.07)         (3.01)          (0.08)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.13)         (0.06)         (0.17)         (3.10)          (0.23)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        11.77           8.80  $       10.80  $       12.27   $       15.19
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          35.34%        (18.02%)       (10.44%)         1.64%          29.91%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      244,976        145,399  $      96,911  $      94,174   $     101,354
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.13%          1.19%          1.26%          1.25%           1.24%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.12%          1.19%          1.23%          1.25%           1.23%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.53%          0.74%          0.93%          0.73%           0.93%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.54%          0.74%          0.96%          0.73%           0.94%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               21.91%         25.79%         27.70%         65.41%          58.75%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
MAXIM S&P 500 INDEX(R)PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                             Period Ended December 31,
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                                  2003 +
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                       $             10.00
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     0.03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                                          0.92
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                                   0.95
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net investment income                                                                               (0.03)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                                  (0.01)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                      (0.04)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                             $             10.91
---------------------------------------------------------------------------------------------==================----
---------------------------------------------------------------------------------------------==================----

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return                                                                                             9.46%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                                           $           615,867
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                                  0.60%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                                     1.20%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                  4.17%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 8, 2003.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 *   Annualized
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MAXIM ARIEL MIDCAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                   2003          2002 ~         2001 ~         2000 ~         1999 ~ ^
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       16.94          19.51  $       17.24  $       15.41  $       18.42
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.03           0.01           0.54           0.04           0.11
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                4.97          (2.13)          2.56           2.78           0.03
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From                               5.00          (2.12)          3.10           2.82           0.14
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Investment Operations
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net investment income                            (0.03)         (0.02)         (0.06)         (0.11)         (0.12)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net realized gains                               (0.07)         (0.43)         (0.77)         (0.88)         (3.03)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.10)         (0.45)         (0.83)         (0.99)         (3.15)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       21.84          16.94  $       19.51  $       17.24  $       15.41
------------------------------------------------============---============---============---============---============
------------------------------------------------============---============---============---============---============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return                                         29.57%        (10.77%)        18.20%         18.69%          0.26%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $     298,137        147,540  $      86,540  $      63,697  $      67,499
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - Before Reimbursement                            1.00%          1.06%          1.13%          1.19%          1.04%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - After Reimbursement #                           1.00%          1.06%          1.10%          1.10%          1.04%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Average Net Assets:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - Before Reimbursement                            0.20%          0.21%          0.38%          0.61%          0.36%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - After Reimbursement #                           0.20%          0.21%          0.41%          0.70%          0.36%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              33.98%         18.30%         26.68%         41.65%        182.75%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 ^ The per share information was computed based on average shares.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM VALUE INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         9.97          12.96  $       16.45  $       18.04   $       18.95
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.29           0.14           0.18           0.23            0.24
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.72          (2.99)         (2.28)          0.66            1.78
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.01          (2.85)         (2.10)          0.89            2.02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.29)         (0.14)         (0.18)         (0.23)          (0.24)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                              (1.21)         (2.25)          (2.69)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.29)         (0.14)         (1.39)         (2.48)          (2.93)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        12.69           9.97  $       12.96  $       16.45   $       18.04
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          30.42%        (21.46%)       (12.34%)         5.36%          11.39%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       30,309         77,865  $     301,286  $     378,498   $     391,562
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                1.56%          1.36%          1.15%          1.32%           1.31%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               29.57%         27.77%         49.44%         53.18%          70.11%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM GROWTH INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        12.66          16.81  $       19.41  $       28.63   $       24.28
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.15           0.07           0.06           0.01            0.06
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.99          (4.15)         (2.60)         (6.31)           6.34
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.14          (4.08)         (2.54)         (6.30)           6.40
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.15)         (0.07)         (0.06)         (0.01)          (0.06)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00           0.00           0.00          (2.91)          (1.99)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.15)         (0.07)         (0.06)         (2.92)          (2.05)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        15.65          12.66  $       16.81  $       19.41   $       28.63
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          24.85%        (24.08%)       (13.10%)       (22.36%)         26.87%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       51,925         79,190  $     275,992  $     350,803   $     499,612
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                0.82%          0.53%          0.32%          0.03%           0.26%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               25.37%         23.09%         37.66%         39.05%          54.24%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         9.52          10.51  $        9.37  $        7.84   $        9.54
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01           0.01           0.07           0.07            0.02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.77          (0.70)          1.38           1.97           (0.63)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              2.78          (0.69)          1.45           2.04           (0.61)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.01)         (0.01)         (0.07)         (0.07)          (0.02)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.19)         (0.29)         (0.24)         (0.44)          (1.07)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.20)         (0.30)         (0.31)         (0.51)          (1.09)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        12.10           9.52  $       10.51  $        9.37   $        7.84
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          29.24%         (6.27%)        15.66%         26.65%          (5.80%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      401,582        307,139  $     206,883  $     116,972   $      35,291
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.04%          1.06%          1.10%          1.27%           1.28%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.04%          1.06%          1.09%          1.27%           1.23%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.03%          0.11%          0.68%          1.24%           0.16%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.03%          0.11%          0.69%          1.24%           0.21%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                8.70%         18.73%         15.63%         52.61%          46.17%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        14.02  $       17.06  $       15.96  $       13.35   $       14.48
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01           0.03           0.08           0.11            0.08
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 4.79          (2.98)          2.15           3.03           (0.22)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              4.80          (2.95)          2.23           3.14           (0.14)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.01)         (0.03)         (0.08)         (0.11)          (0.08)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00          (0.06)         (1.05)         (0.42)          (0.91)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.01)         (0.09)         (1.13)         (0.53)          (0.99)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        18.81  $       14.02  $       17.06  $       15.96   $       13.35
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          34.28%        (14.49%)        14.36%         23.74%          (0.43%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      139,890  $     123,140  $     226,496  $     170,239   $      93,088
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.10%          1.09%          1.11%          1.16%           1.15%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.10%          1.08%          1.10%          1.16%           1.14%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.09%          0.32%          0.48%          0.87%           0.52%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.09%          0.33%          0.49%          0.87%           0.53%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               70.82%         89.28%         97.49%        122.31%         105.57%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM LOOMIS SAYLES BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         9.78           9.64  $       10.26  $       10.64   $       11.12
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.79           0.43           0.79           0.94            0.87
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.12           0.19          (0.53)         (0.46)          (0.35)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 2.91           0.62           0.26           0.48            0.52
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.71)         (0.48)         (0.88)         (0.86)          (0.89)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00           0.00           0.00           0.00           (0.11)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.71)         (0.48)         (0.88)         (0.86)          (1.00)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        11.98           9.78  $        9.64  $       10.26   $       10.64
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          30.10%         11.08%          2.57%          4.60%           4.87%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      251,129        161,750  $     198,056  $     178,834   $     191,419
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.90%          0.90%          0.90%          0.90%           0.90%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                6.30%          8.06%          8.30%          8.72%           7.74%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               47.85%         26.58%         21.92%         19.52%          28.00%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        13.67          16.10  $       16.64  $       16.55   $       17.80
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.23           0.12           0.23           0.32            0.34
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 3.25          (2.33)          0.02           1.68            0.24
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From                                3.48          (2.21)          0.25           2.00            0.58
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.23)         (0.12)         (0.23)         (0.32)          (0.34)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.02)         (0.10)         (0.56)         (1.59)          (1.49)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.25)         (0.22)         (0.79)         (1.91)          (1.83)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        16.90          13.67  $       16.10  $       16.64   $       16.55
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          25.64%        (13.06%)         1.66%         12.90%           3.39%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      688,730        431,981  $     224,623  $     173,562   $     189,500
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.83%          0.85%          0.88%          0.90%           0.88%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.83%          0.85%          0.88%          0.90%           0.88%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.76%          1.73%          1.47%          1.99%           1.84%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.76%          1.73%          1.47%          1.99%           1.84%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               20.76%         18.41%         25.20%         37.73%          44.02%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM MFS(R)SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        11.60          16.80  $       21.77  $       28.35   $       18.51
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            0.00           0.00           0.00           0.08           (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 3.59          (5.20)         (4.97)         (3.14)          14.27
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.59          (5.20)         (4.97)         (3.06)          14.23
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00           0.00           0.00          (3.52)          (4.39)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     0.00           0.00           0.00          (3.52)          (4.39)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        15.19          11.60  $       16.80  $       21.77   $       28.35
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          30.95%        (30.95%)       (22.85%)       (12.38%)         80.78%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      213,441        127,625  $     155,751  $     210,747   $     181,229
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.05%          1.08%          1.07%          1.03%           1.09%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.04%          1.06%          1.06%          1.03%           1.07%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                           (0.55%)        (0.74%)        (0.55%)        (0.39%)         (0.36%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                          (0.54%)        (0.72%)        (0.54%)        (0.39%)         (0.34%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              174.65%        109.01%         99.01%        132.39%         223.65%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM INVESCO ADR PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        11.28          13.24  $       16.04  $       19.77   $       16.25
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.19           0.22           0.12           0.14            0.06
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 3.33          (1.96)         (2.77)         (2.19)           3.62
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.52          (1.74)         (2.65)         (2.05)           3.68
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.19)         (0.22)         (0.13)         (0.14)          (0.06)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                              (0.02)         (1.54)          (0.10)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.19)         (0.22)         (0.15)         (1.68)          (0.16)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        14.61          11.28  $       13.24  $       16.04   $       19.77
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          31.30%        (13.16%)       (16.50%)       (10.16%)         22.67%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      190,483        116,405  $     113,256  $     114,870   $     141,770
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.08%          1.12%          1.14%          1.14%           1.16%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.08%          1.11%          1.13%          1.14%           1.14%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.60%          1.80%          0.90%          0.85%           0.57%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.60%          1.81%          0.91%          0.85%           0.59%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               29.46%         22.52%         25.09%         34.39%          22.06%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM SHORT DURATION BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        10.39          10.34  $       10.15  $       10.02   $       10.20
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.32           0.10           0.56           0.59            0.52
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 0.01           0.11           0.23           0.11           (0.18)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.33           0.21           0.79           0.70            0.34
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.32)         (0.13)         (0.55)         (0.57)          (0.52)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.03)         (0.03)         (0.05)          0.00
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.35)         (0.16)         (0.60)         (0.57)          (0.52)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        10.37          10.39  $       10.34  $       10.15   $       10.02
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           3.22%          6.16%          7.91%          7.24%           3.37%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      248,468        129,216  $     160,107  $     155,624   $     137,920
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                3.29%          4.24%          5.28%          5.93%           5.29%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               93.57%        135.33%        132.76%         85.06%          45.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        12.00          15.38  $       15.62  $       15.83   $       13.47
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                         0.06           (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 4.53          (3.38)         (0.19)          1.08            3.28
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              4.53          (3.38)         (0.19)          1.14            3.24
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.47)                        (0.05)         (1.35)          (0.88)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.47)          0.00          (0.05)         (1.35)          (0.88)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        16.06          12.00  $       15.38  $       15.62   $       15.83
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          37.81%        (21.98%)        (1.12%)         7.34%          24.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      335,177        204,263  $     266,726  $     255,131   $     203,089
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.06%          1.07%          1.09%          1.08%           1.11%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.05%          1.05%          1.05%          1.05%           1.05%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                           (0.64%)        (0.71%)        (0.58%)        (0.34%)         (0.41%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                          (0.63%)        (0.69%)        (0.55%)        (0.31%)         (0.35%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               49.18%         54.41%         56.73%         56.95%          66.80%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended December 31,                        Period Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                         2003         2002         2001         2000          1999 +
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $      10.34  $      9.75  $      9.76  $      9.71  $        10.00
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                   0.00            0.00
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.17         0.28         0.71         0.37            0.16
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                     0.58         0.74        (0.38)        0.49           (0.29)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations              0.75         1.02         0.33         0.86           (0.13)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                                 (0.19)       (0.32)       (0.18)       (0.81)          (0.16)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                    (0.43)       (0.11)       (0.16)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.62)       (0.43)       (0.34)       (0.81)          (0.16)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $      10.47  $     10.34  $      9.75  $      9.76  $         9.71
------------------------------------------------------===========---==========---==========---==========---=============--
------------------------------------------------------===========---==========---==========---==========---=============--

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                               7.36%       10.54%        3.41%        9.02%          (1.25%)o
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                    $    133,333  $   138,533  $   112,247  $    88,218  $       91,795
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                    1.30%        1.30%        1.30%        1.30%           1.30% *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       2.12%        2.86%        2.95%        3.53%           4.00% *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  225.08%      275.23%      227.53%      367.96%          86.93% o
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on July 26, 1999.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 *  Annualized
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MAXIM AGGRESSIVE PROFILE I PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                   2003           2002 ~          2001 ~ ^        2000 ~          1999 ~
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $         7.78  $         9.48  $        10.93  $        12.34  $         10.79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.05            0.03            0.03            0.57             0.04
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                    0.05            0.10            0.25            0.27             0.97
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Total distributions received                       0.10            0.13            0.28            0.84             1.01
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    investments                                        2.28           (1.80)          (0.98)          (1.66)            1.35
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Investment Operations                              2.38           (1.67)          (0.70)          (0.82)            2.36
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                            (0.05)          (0.03)          (0.46)          (0.27)           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net realized gains                                0.00            0.00           (0.29)          (0.32)           (0.80)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.05)          (0.03)          (0.75)          (0.59)           (0.81)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $        10.11  $         7.78  $         9.48  $        10.93  $         12.34
-----------------------------------------------=============---=============---=============---=============---==============
-----------------------------------------------=============---=============---=============---=============---==============

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                         30.57%         (17.62%)         (5.75%)         (6.82%)          21.83%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)             $       58,392  $       34,659  $       33,773 $        27,131  $        19,007
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #             0.25%           0.25%           0.25%           0.25%            0.25%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Average Net Assets                                0.61%           0.41%           1.40%           0.17%            0.09%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              50.10%          76.79%          96.98%          91.73%           77.51%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 ^ The per share information was computed based on average shares.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM CONSERVATIVE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          9.23  $        9.65  $       10.12  $        10.11  $       10.30
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.30           0.23           0.43         0.71           0.43
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.05           0.09           0.14            0.19           0.24
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.35           0.32           0.57            0.90           0.67
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         0.69          (0.52)         (0.27)          (0.32)         (0.17)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               1.04          (0.20)          0.30            0.58           0.50
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.31)         (0.22)         (0.61)          (0.53)         (0.41)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                     -              -          (0.16)          (0.04)         (0.28)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.31)         (0.22)         (0.77)          (0.57)         (0.69)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $          9.96  $        9.23  $        9.65  $        10.12  $       10.11
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           11.33%         (0.69%)         2.91%           5.86%          4.86%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $        32,155  $      28,128  $      20,349 $        17,421  $      17,142
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 3.13%          3.92%          4.58%           4.69%          3.94%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                86.47%         82.41%         84.75%          63.09%         80.14%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          8.53  $        9.54  $       10.42  $        11.25  $       10.50
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.16           0.14           0.17            0.57           0.23
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.04           0.09           0.19            0.31           0.70
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.20           0.23           0.36            0.88           0.93
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         1.51          (1.10)         (0.66)          (1.03)          0.78
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               1.71          (0.87)         (0.30)          (0.15)          1.71
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.16)         (0.14)         (0.45)          (0.44)         (0.18)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  0.00           0.00          (0.13)          (0.24)         (0.78)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.16)         (0.14)         (0.58)          (0.68)         (0.96)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $         10.08  $        8.53  $        9.54  $        10.42  $       11.25
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           20.19%         (8.52%)        (2.74%)         (1.38%)        16.43%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       125,318  $      61,960  $      50,729 $        37,808  $      27,961
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 2.17%          2.44%          3.22%           2.32%          1.91%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                57.76%         77.11%         93.99%          76.55%        105.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          8.42  $        9.73  $       10.81  $        12.18  $       10.67
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.14           0.10           0.01            0.56           0.14
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.04           0.09           0.22            0.33           0.77
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.18           0.19           0.23            0.89           0.91
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         1.83          (1.40)         (0.75)          (1.39)          1.43
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               2.01          (1.21)         (0.52)          (0.50)          2.34
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.14)         (0.10)         (0.44)          (0.35)         (0.10)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  0.00           0.00          (0.12)          (0.52)         (0.73)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.14)         (0.10)         (0.56)          (0.87)         (0.83)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $         10.29  $        8.42  $        9.73  $        10.81  $       12.18
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           23.94%        (12.03%)        (4.64%)         (4.34%)        22.05%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       132,218  $      80,966  $      69,288 $        52,878  $      36,469
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 2.00%          2.00%          2.39%           1.25%          0.96%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                53.30%         76.97%         96.23%          74.26%        101.16%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          8.71  $        9.47  $       10.13  $        10.60  $       10.47
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.22           0.17           0.27            0.54           0.31
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.04           0.09           0.18            0.41           0.45
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.26           0.26           0.45            0.95           0.76
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         1.17          (0.86)         (0.51)          (0.97)          0.10
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               1.43          (0.60)         (0.06)          (0.02)          0.86
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.23)         (0.16)         (0.47)          (0.40)         (0.27)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  0.00           0.00          (0.13)          (0.05)         (0.46)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.23)         (0.16)         (0.60)          (0.45)         (0.73)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $           9.91 $         8.71 $         9.47  $        10.13  $       10.60
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           16.49%         (5.31%)        (0.66%)         (0.12%)         8.34%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)             $         35,878  $      23,352 $       18,788 $        16,132  $      13,672
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 2.65%          3.09%          3.62%           3.19%          2.70%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                61.38%         82.07%         95.19%          80.88%        116.96%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MAXIM AGGRESSIVE PROFILE II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                Period
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                Ended
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                             Year Ended December 31,                          December 31,
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                         2003           2002         2001          2000         1999 +
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $        6.72  $       8.32  $      9.85  $      11.01 $         9.78
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                        0.05          0.04         0.03          0.30           0.02
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                          0.04          0.08         0.09          0.36           0.63
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Total distributions received                             0.09          0.12         0.12          0.66           0.65
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       1.97         (1.68)       (1.46)        (1.32)          0.97
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations               2.06         (1.56)       (1.34)        (0.66)          1.62
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                  (0.05)        (0.04)       (0.10)        (0.30)         (0.02)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                (0.09)        (0.20)         (0.37)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.05)        (0.04)       (0.19)        (0.50)         (0.39)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $        8.73  $       6.72  $      8.32  $       9.85 $        11.01
------------------------------------------------------============---===========---==========---===========--=============---
------------------------------------------------------============---===========---==========---===========--=============---

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                               30.70%       (18.82%)     (13.37%)       (6.15%)        16.72% o
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                    $     591,561  $    367,126  $    97,128  $     56,990 $        2,196
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #                   0.10%         0.10%        0.10%         0.10%          0.10% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        0.81%         1.00%        0.78%         0.60%          1.63% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    57.59%        73.73%       50.89%       175.29%        114.40% o
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 16, 1999.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly are not representative of a full year.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 *  Annualized
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
See Notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MAXIM CONSERVATIVE PROFILE II PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ended
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,                          December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                           2003          2002          2001          2000         1999 +
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $        8.95 $       9.41  $       9.81  $      10.23 $         9.91
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.37         0.33          0.38          0.44           0.12
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                            0.04         0.08          0.04          0.12           0.18
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions received                               0.41         0.41          0.42          0.56           0.30
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         0.61        (0.54)        (0.36)        (0.45)          0.19
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                        1.02        (0.13)         0.06          0.11           0.49
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    (0.37)       (0.33)        (0.42)        (0.44)         (0.12)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                       (0.04)                     (0.04)        (0.09)         (0.05)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.41)       (0.33)        (0.46)        (0.53)         (0.17)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $        9.56 $       8.95  $       9.41  $       9.81 $        10.23
--------------------------------------------------------============--===========---===========---===========--=============---
--------------------------------------------------------============--===========---===========---===========--=============---

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 11.47%       (1.42%)        0.60%         0.95%          5.00% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                      $     202,848 $    138,060  $     16,771  $      4,889 $          739
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #                     0.10%        0.10%         0.10%         0.10%          0.10% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          3.50%        5.39%         5.16%         5.98%          8.24% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      75.27%       49.35%        66.37%        88.50%        176.32% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 30, 1999.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 *  Annualized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
See Notes to financial statements.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATE PROFILE II PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ended
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,                          December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                           2003          2002          2001          2000         1999 +
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $        7.64 $       8.64  $       9.61  $      10.37 $         9.79
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.16         0.17          0.20          0.37           0.07
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                            0.04         0.08          0.07          0.22           0.35
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions received                               0.20         0.25          0.27          0.59           0.42
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         1.34        (1.08)        (0.92)        (0.81)          0.41
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                 1.55        (0.83)        (0.65)        (0.22)          0.83
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    (0.16)       (0.17)        (0.25)        (0.37)         (0.07)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                       (0.01)                     (0.07)        (0.17)         (0.18)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.17)       (0.17)        (0.32)        (0.54)         (0.25)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $        9.02 $       7.64  $       8.64  $       9.61 $        10.37
--------------------------------------------------------============--===========---===========---===========--=============---
--------------------------------------------------------============--===========---===========---===========--=============---

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 20.34%       (9.63%)       (6.74%)       (2.19%)         8.47% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                      $     931,192 $    595,560  $     67,421  $     34,931 $        2,706
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #                     0.10%        0.10%         0.10%         0.10%          0.10% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          2.23%        3.62%         2.77%         3.98%          5.72% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      74.01%       45.84%        67.24%       172.40%        113.22% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 16, 1999.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 *  Annualized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
See Notes to financial statements.
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ended
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,                          December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                           2003          2002          2001          2000         1999 +
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $        7.05 $       8.30  $       9.59  $      10.71 $         9.86
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.13         0.15          0.13          0.33           0.05
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                            0.04         0.08          0.08          0.28           0.39
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions received                               0.17         0.23          0.21          0.61           0.44
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         1.53        (1.33)        (1.24)        (1.22)          0.68
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                 1.70        (1.10)        (1.03)        (0.61)          1.12
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    (0.13)       (0.15)        (0.19)        (0.33)         (0.05)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                  (0.07)        (0.18)         (0.22)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.13)       (0.15)        (0.26)        (0.51)         (0.27)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $        8.62 $       7.05  $       8.30  $       9.59 $        10.71
--------------------------------------------------------============--===========---===========---===========--=============---
--------------------------------------------------------============--===========---===========---===========--=============---

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 24.25%      (13.29%)      (10.74%)       (5.77%)        11.41% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                      $      66,114 $     50,587  $     81,364  $     44,686 $        3,765
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #                     0.10%        0.10%         0.10%         0.10%          0.10% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          1.77%        1.68%         1.96%         2.29%          4.76% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                     103.04%      155.78%        50.92%       161.22%        105.09% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 16, 1999.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 *  Annualized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
See Notes to financial statements.
-------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ended
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,                          December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                           2003          2002          2001          2000         1999 +
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $        7.85 $       8.72  $       9.59  $      10.32 $         9.79
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.20         0.33          0.28          0.38           0.09
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                            0.04         0.09          0.05          0.15           0.27
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions received                               0.24         0.42          0.33          0.53           0.36
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         1.05        (0.97)        (0.84)        (0.78)          0.38
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                 1.29        (0.55)        (0.51)        (0.25)          0.74
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    (0.21)       (0.32)        (0.31)        (0.38)         (0.09)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                  (0.05)        (0.10)         (0.12)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.21)       (0.32)        (0.36)        (0.48)         (0.21)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $        8.93 $       7.85  $       8.72  $       9.59 $        10.32
--------------------------------------------------------============--===========---===========---===========--=============---
--------------------------------------------------------============--===========---===========---===========--=============---

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 16.61%       (6.26%)       (5.38%)       (2.35%)         7.54% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                      $      15,461 $     11,924  $     20,727  $      9,205 $          908
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #                     0.10%        0.10%         0.10%         0.10%          0.10% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          2.76%        3.04%         3.58%         4.28%          7.54% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                     110.33%      157.51%        58.68%       103.51%         84.96% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 27, 1999.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 *  Annualized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
See Notes to financial statements.
-------------------------------------------------------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

This Prospectus is intended for use in connection with variable insurance products, tax-deferred arrangements, or similar arrangements. The Statement of Additional Information ("SAI") contains more details about the investment policies and techniques of the Portfolios. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

For a free copy of the SAI or annual or semi-annual reports or to request other information or ask questions about the Fund, call 1-800-537-2033.

The SAI and the annual and semi-annual reports are available on the EDGAR Database on the SEC's Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Portfolios, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3364.

















                         This Prospectus should be read
                       and retained for future reference.

                                               MAXIM SERIES FUND, INC.


Maxim Money Market Portfolio                              Maxim Templeton(R)International Equity Portfolio
Maxim Loomis Sayles Bond Portfolio                        Maxim INVESCO ADR Portfolio
Maxim U.S. Government Securities Portfolio                Maxim MFS(R)International Growth Portfolio
Maxim Global Bond Portfolio                               Maxim T. Rowe Price Equity/Income Portfolio
Maxim Short Duration Bond Portfolio                       Maxim Janus Large Cap Growth Portfolio
Maxim U.S. Government Mortgage
    Securities Portfolio                                  Maxim Ariel Small-Cap Value Portfolio
Maxim Federated Bond Portfolio
Maxim Janus High Yield Bond Portfolio
                                                          Maxim MFS(R) Small-Cap Growth Portfolio
Maxim Ariel MidCap Value Portfolio                        Maxim Loomis Sayles Small-Cap Value Portfolio
Maxim T. Rowe Price MidCap Growth Portfolio
                                                          Maxim Aggressive Profile I Portfolio
Maxim Stock Index Portfolio                               Maxim Moderately Aggressive Profile I Portfolio
Maxim Index 600 Portfolio                                 Maxim Moderate Profile I Portfolio
Maxim Value Index Portfolio                               Maxim Moderately Conservative Profile I Portfolio
Maxim Growth Index Portfolio                              Maxim Conservative Profile I Portfolio
Maxim S&P 500 Index(R)Portfolio                           Maxim Aggressive Profile II Portfolio
Maxim Bond Index Portfolio                                Maxim Moderately Aggressive Profile II Portfolio
                                                          Maxim Moderate Profile II Portfolio
                                                          Maxim Moderately Conservative Profile II Portfolio
                                                          Maxim Conservative Profile II Portfolio

                               (the "Portfolios")


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Throughout this SAI, "the Portfolio" is intended to refer to each Portfolio listed above, unless otherwise indicated. This SAI is not a Prospectus and should be read together with the Prospectuses for the Fund dated April 30, 2004. Requests for copies of the Prospectus should be made by writing to: Secretary, Maxim Series Fund, Inc., at 8515 East Orchard Road, Greenwood Village, Colorado 80111, or by calling 1-800-537-2033. The financial statements appearing in the Annual Report, are incorporated into this SAI by reference. Copies of the Annual Report are available, without charge, and can be obtained by calling 1-800-537-2033.


                                 April 30, 2004

                                                  TABLE OF CONTENTS

                                                                                                                   Page


INFORMATION ABOUT THE FUND AND PORTFOLIOS............................................................................1
-----------------------------------------
INVESTMENT LIMITATIONS...............................................................................................1
----------------------
INVESTMENT POLICIES AND PRACTICES....................................................................................3
---------------------------------
MANAGEMENT OF THE FUND..............................................................................................19
----------------------
CODES OF ETHICS.....................................................................................................24
---------------
INVESTMENT ADVISORY SERVICES........................................................................................25
----------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE................................................................................30
------------------------------------
PURCHASE AND REDEMPTION OF SHARES...................................................................................33
---------------------------------
INVESTMENT PERFORMANCE..............................................................................................37
----------------------
DIVIDENDS AND TAXES.................................................................................................41
-------------------
OTHER INFORMATION...................................................................................................42
-----------------
FINANCIAL STATEMENTS................................................................................................43
--------------------
APPENDIX A..........................................................................................................44
----------
APPENDIX B..........................................................................................................44
----------


                    INFORMATION ABOUT THE FUND AND PORTFOLIOS

Maxim Series Fund, Inc. is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company (the "Fund"). The Fund offers thirty-four investment portfolios ("Portfolios"). This Statement of Additional Information describes the thirty-four Portfolios, sixteen of which are diversified portfolios and eighteen of which are non-diversified portfolios. The Fund is a Maryland corporation organized on December 7, 1981 and commenced business as an investment company in 1982. The Portfolios are "no-load," meaning you pay no sales charges or distribution fees. The Portfolios are presently only available in connection with variable annuity contracts and variable life insurance policies issued by Great-West Life & Annuity Insurance Company ("GWL&A") and certain other life insurance companies and certain qualified retirement and pension plans. GW Capital Management, LLC doing business as Maxim Capital Management, LLC ("MCM"), a wholly owned subsidiary of GWL&A, serves as the Fund's investment adviser.

Diversified Portfolios
Each diversified Portfolio will operate as a diversified investment portfolio of the Fund. This means that at least 75% of the value of its total assets will be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities, the value of which with respect to any one issuer is neither more than 5% of the Portfolio's total assets nor more than 10% of the outstanding voting securities of such issuer.

Non-Diversified Portfolios
A non-diversified Portfolio is any Portfolio other than a diversified Portfolio. The Maxim Short Duration Bond, Maxim Global Bond, Maxim U.S. Government Mortgage Securities Portfolios, Maxim Stock Index, Maxim Growth Index, Maxim Value Index, Maxim Index 600 and Maxim S&P 500(R) Index Portfolios (the "Equity Index Portfolios" or each an "Equity Index Portfolio"), and Maxim Profile I Portfolios and Maxim Profile II Portfolios (the "Profile Portfolios" or each a "Profile Portfolio") are considered "non-diversified" because they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. Because a relatively high percentage of a non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                             Investment Limitations

The Fund has adopted limitations on the investment activity of its Portfolios which are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the affected Portfolio. These limitations apply to all Portfolios. If changes to the fundamental policies of only one Portfolio are being sought, only shares of that Portfolio are entitled to vote. "Majority" for this purpose and under the Investment Company Act of 1940 ("1940 Act") means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations are set forth below.

1. BORROWING. The Fund (i.e., each Portfolio) will not borrow money except that the Fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve borrowing, in a manner consistent with the Fund's investment objective and program, provided that any such borrowings comply with applicable regulatory requirements.

2. COMMODITIES, FUTURES, AND OPTIONS THEREON. The Fund (i.e., each Portfolio) will not purchase or sell physical commodities; except that it may purchase and sell derivatives (including, but not limited to, futures contracts and options on futures contracts). The Fund does not consider currency contracts or hybrid investments to be commodities.

3. INDUSTRY CONCENTRATION. The Fund (i.e., each Portfolio) will not purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund's net assets would be invested in the securities of issuers having their principal business activities in the same industry; provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit or bankers acceptances. It is the current position of the staff of the SEC that foreign governments are industries for purposes of this restriction. Notwithstanding the foregoing, each of the Maxim Stock Index, Maxim Growth Index, Maxim Value Index, Maxim Index 600 and Maxim S&P 500 Index(R) Portfolios (the "Equity Index Portfolios" or each an "Equity Index Portfolio") may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index if its benchmark index (as described in the Equity Index Portfolios' current prospectus) is so concentrated; for purposes of this limitation, whether an Equity Index Portfolio is concentrating in an industry or group of industries shall be determined in accordance with the 1940 Act and as interpreted or modified from time to time by any regulatory or judicial authority having jurisdiction.

4. LOANS. The Fund (i.e., each Portfolio) will not make loans, although the Fund may (i) lend portfolio securities; (ii) enter into repurchase agreements; and
(iii) acquire debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) purchase debt.

5. DIVERSIFICATION. The Fund (i.e., each Portfolio) will not, with respect to 75% of the value of the Portfolio's total assets, purchase a security if, as a result (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer (other than the U.S. government or any of its agencies or instrumentalities or repurchase agreements collateralized by U.S. government securities, and other investment companies) or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by other investment companies). This investment restriction does not apply to the Equity Index Portfolios, Maxim Global Bond, Maxim U.S. Government Mortgage Securities, and Maxim Short Duration Bond Portfolios, as these portfolios are considered non-diversified for purposes of the 1940 Act. This investment restriction also does not apply to the Maxim Profile Portfolios.

6. REAL ESTATE. The Fund (i.e., each Portfolio) will not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7. SENIOR SECURITIES. The Fund (i.e., each Portfolio) will not issue senior securities except in compliance with the 1940 Act.

8. UNDERWRITING. The Fund (i.e., each Portfolio) will not underwrite securities issued by other persons, except to the extent the Fund may be deemed to be an underwriter under applicable law in connection with the sale of its portfolio securities in the ordinary course of pursuing its investment program.

Non-Fundamental Policies
In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of each of the following Portfolios to normally invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in the particular type of investments suggested by the applicable Portfolio's name. If the Board of Directors determines to change the non-fundamental policy for any of these Portfolios, that Portfolio will provide no less than 60 days prior notice to the shareholders before implementing the change of policy.

Maxim Ariel Mid-Cap Value Portfolio                  Maxim Loomis Sayles Small-Cap Value Portfolio
Maxim Ariel Small-Cap Value Portfolio                Maxim Templeton(R)International Equity Portfolio
Maxim T. Rowe Price Mid-Cap Growth Portfolio
Maxim Global Bond Portfolio                          Maxim T. Rowe Price Equity/Income Portfolio
Maxim INVESCO ADR Portfolio                          Maxim U.S. Government Securities Portfolio
Maxim U.S. Government Mortgage Securities Portfolio  Maxim MFS(R)Small-Cap Growth Portfolio
Maxim Bond Index Portfolio                           Maxim Short Duration Bond Portfolio
Maxim Loomis Sayles Bond Portfolio                   Maxim MFS(R)International Growth Portfolio
Maxim Janus High Yield Bond Portfolio                Maxim Federated Bond Portfolio
Maxim Janus Large Cap Growth Portfolio               Maxim S&P 500 Index(R)Portfolio

Operating Policies
The Fund has also adopted the following additional operating restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.

Under these policies, the Fund (i.e., each Portfolio) will not:

1. Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net asset value;

2. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities (10% for the Maxim Money Market Portfolio);

3. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and any orders issued by the SEC;

4. Purchase participations or other direct interest in, or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Fund would be invested in such programs, except that the Fund may purchase securities of issuers which invest or deal in the above; or



                        INVESTMENT POLICIES AND PRACTICES

Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the Portfolios' investment policies set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

The following pages contain more detailed information about types of securities in which the Portfolios may invest, investment practices and techniques that MCM or any sub-adviser may employ in pursuit of the Portfolios' investment objectives, subject to their respective investment objectives, strategies and restrictions, and a discussion of related risks. MCM and/or its sub-advisers may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Portfolios' investment objectives and policies and that doing so will help the Portfolios achieve their objectives. Unless otherwise indicated, each Portfolio may invest in all these securities or use all of these techniques. In addition, due to unavailability, economic unfeasibility or other factors, a Portfolio may simply have no opportunity to invest in a particular security or use a particular investment technique.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Bankers' Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Portfolios generally will not invest in acceptances with maturities exceeding seven days where doing so would tend to create liquidity problems.

Borrowing. The Portfolios may borrow from banks or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. In the event a Portfolio borrows in excess of 5% of its total assets, at the time of such borrowing it will have an asset coverage of at least 300%.

Brady Bonds. Brady bonds are debt obligations created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady.

Brady bonds have been issued only relatively recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated). They are actively traded in the over-the-counter secondary market.

Collateralized Brady bonds may be fixed rate par bonds or floating rate discount bonds, which are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady bonds. Interest payments on these Brady bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to Collateralized Brady bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady bonds in the normal course. In addition, in light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

Debt restructurings have been implemented under the Brady Plan in Argentina, Brazil, Bolivia, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady bonds having been issued to date by Argentina, Mexico and Venezuela. Most Argentine and Mexican Brady bonds and a significant portion of the Venezuelan Brady bonds issued to date are Collateralized Brady bonds with interest coupon payments collateralized on a rolling-forward basis by funds or securities held in escrow by an agent for the bondholders.

Each Portfolio will invest in Brady Bonds only if it is consistent with quality specifications established from time to time by MCM or the sub-adviser to that Portfolio.

Certificates of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

Collateralized Mortgage Obligations. A Collateralized Mortgage Obligation ("CMO") is a bond which uses certificates issued by the Government National Mortgage Association, or the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation as collateral in trust. The trust then issues several bonds which will be paid using the cash flow from the collateral. The trust can redirect cash flow temporarily, first paying one bond before other bonds are paid. The trust can also redirect prepayments from one bond to another bond, creating some stable bonds and some volatile bonds. The proportion of principal cash flow and interest cash flow from the collateral flowing to each bond can also be changed, creating bonds with higher or lower coupons to the extreme of passing through the interest only to one bond and principal only to another bond. Variable rate or floating coupon bonds are also often created through the use of CMOs.

Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, owners of bonds and preferred stock take precedence over the claims of those who own common stock. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or stated price, which enable an investor to benefit from increases in the market price of the underlying common stock. A convertible security may also be called for redemption or conversion by the issuer after a particular date and, under certain circumstances (including a specified price), may be called for redemption or conversion on a date established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Discount Obligations. Investment in discount obligations (including most Brady bonds) may be in securities which were (i) initially issued at a discount from their face value, and (ii) purchased by a Portfolio at a price less than their stated face amount or at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon, i.e., purchased at a "market discount." The amount of original issue discount and/or market discount on obligations purchased by a Portfolio may be significant, and accretion of market discount together with original issue discount, will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Emerging Markets Issuers. Emerging markets include any countries (i) having an "emerging stock market" as defined by the International Finance Corporation;
(ii) with low- to middle-income economies according to the World Bank; or (iii) listed in World Bank publications as developing. Currently, the countries not included in these categories are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. Issuers whose principal activities are in countries with emerging markets include issuers: (1) organized under the laws of, (2) whose securities have their primary trading market in, (3) deriving at least 50% of their revenues or profits from goods sold, investments made, or services performed in, or (4) having at least 50% of their assets located in a country with an emerging market.

Exchange Traded Funds (ETFs). ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs. Please also see the discussion concerning the risks associated with derivative transactions under "Futures and Options," below.

Eurodollar Certificates of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars. Eurodollar certificates of deposit are subject to the same risks that pertain to domestic issues, notably credit risk, market risk, and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Floating Rate Note. A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but has a resetting of the interest rate on a one to six month rollover basis.

Foreign Currency Transactions. Any Portfolio which may invest in non-dollar denominated foreign securities may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolios will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Portfolio. A Portfolio may also use options and futures contracts relating to foreign currencies for the same purposes.

When a Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price for the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolios may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in or exposed to foreign currency, even if the specific investments have not yet been selected by MCM or one the sub-advisers.

The Portfolios may also use forward contracts to hedge against a decline in the value of existing investments denominated in or exposed to foreign currency. For example, if a Portfolio owned securities denominated in or exposed to pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated or exposed.

Each Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars into a foreign currency, or from one foreign currency into another foreign currency. For example, if a Portfolio held investments denominated in or exposed to Deutschemarks, the Portfolio could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in or exposed to one currency and purchased an equivalent security denominated in or exposed to another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on MCM's or the applicable sub-adviser's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as MCM or the sub-adviser anticipates. For example, if a currency's value rose at a time when MCM or the sub-adviser had hedged a Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If MCM or a sub-adviser hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if MCM or a sub-adviser increases a Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that MCM's or a sub-adviser's use of currency management strategies will be advantageous to the Portfolios or that it will hedge at an appropriate time.

Foreign Securities. Certain Portfolios may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve significant risks in addition to those risks normally associated with U.S. equity investments.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or developmental assistance, currency transfer restrictions, illiquid markets, delays and disruptions in securities settlement procedures.

Most foreign securities in a Portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Portfolio in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

A Portfolio may incur costs in connection with conversions between various currencies. In addition, a Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Portfolio declares and pays a dividend, or between the time when a Portfolio accrues and pays an operating expense in U.S. dollars.

American Depository Receipts ("ADRs"), as well as other "hybrid" forms of ADRs including European Depository Receipts and Global Depository Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying security at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to the risks associated with investing directly in foreign securities. These risks include foreign exchange risks as well as the political and economic risks of the underlying issuer's country.

Futures. See "Futures and Options" below.

High Yield-High Risk Debt Securities ("Junk Bonds"). High yield high risk debt securities, often referred to as "junk bonds," are debt securities that are rated lower than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation, or of comparable quality if unrated. High yield securities include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing.

Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher-quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus further disrupting the market for such securities.

High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade bonds. Conversely, when interest rates fall, high yield bonds tend to underperform Treasury and investment grade bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by the Portfolios defaults, the Portfolios may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Portfolios' net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Portfolios report the interest on these securities as income even though they receive no cash interest until the security's maturity or payment date.

In addition, the credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. Credit agencies may also fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value.

Because the risk of default is higher for lower-quality debt securities, MCM and its sub-advisers will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. Although the ratings of recognized rating services such as Moody's and Standard & Poor's are considered, analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, existing debt, earnings prospects, operating history, and the experience and managerial strength of the issuer. Thus, the achievement of a Portfolio's investment objective may be more dependent on the investment adviser's own credit analysis than might be the case for a portfolio which invests in higher quality bonds. MCM and its sub-advisers continually monitor the investments in the Portfolios and carefully evaluate whether to dispose of or retain high yield securities whose credit ratings have changed. The Portfolios may retain a security whose credit rating has changed.

New laws and proposed new laws may negatively affect the market for high yield securities. As examples, recent legislation requires federally insured savings and loan associations to divest themselves of their investments in high yield securities, and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high yield securities. Any such proposals, if enacted, could negatively affect the Portfolios' net asset values.

A Portfolio may choose, at its expense or in conjunction with other involved parties, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

Hybrid Instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or depository instruments. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Hybrid instruments can also be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.

Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks associated with hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.

Illiquid Securities. The term "illiquid securities" or non-publicly traded securities, means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining a Portfolio's net asset value. Under the supervision of the Board of Directors, MCM determines the liquidity of portfolio securities and, through reports from MCM, the Board of Directors monitors investments in illiquid securities. Certain types of securities are considered generally to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Directors.

A Portfolio may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Interest Rate Transactions. Interest rate swaps and interest rate caps and floors are types of hedging transactions which are utilized to attempt to protect the Portfolio against and potentially benefit from fluctuations in interest rates and to preserve a return or spread on a particular investment or portion of the Portfolio's holdings. These transactions may also be used to attempt to protect against possible declines in the market value of the Portfolio's assets resulting from downward trends in the debt securities markets (generally due to a rise in interest rates) or to protect unrealized gains in the value of the Portfolio's holdings, or to facilitate the sale of such securities.

Interest rate swaps involve the exchange with another party of commitments to pay or receive interest; e.g., an exchange of fixed rate payments for variable rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The successful utilization of interest rate transactions depends on the Portfolio manager's ability to predict correctly the direction and degree of movements in interest rates. If the Portfolio manager's judgment about the direction or extent of movement in interest rates is incorrect, the Portfolio's overall performance would be worse than if it had not entered into such transactions. For example, if the Portfolio purchases an interest rate swap or an interest rate floor to hedge against the expectation that interest rates will decline but instead interest rates rise, the Portfolio would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparts under the swap agreement or would have paid the purchase price of the interest rate floor.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. Interest rate swaps, caps and floors are considered by the Staff of the Securities and Exchange Commission to be illiquid securities and, therefore, the Portfolio may not invest more than 15% of its assets in such instruments. Finally, there can be no assurance that the Portfolio will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Portfolio manager believes are advantageous to the Portfolio. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Portfolio will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

Investment Companies. Each Portfolio may invest in shares of mutual funds within the limitations of the Investment Company Act of 1940 (the "1940 Act") and any orders issued by the SEC. The following discussion of mutual funds may be of particular relevance to those who invest in the Profile Portfolios. These Portfolios are known as "funds of funds" because they seek to achieve their investment objectives by investing in other mutual funds (the "Underlying Portfolios"). Except for these funds of funds, the 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated contracts (unless other limitations have been granted in an order issued by the SEC). The 1940 Act further prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. The Profile Portfolios each may invest in both MCM-advised and non-MCM-advised Underlying Portfolios.

The Underlying Portfolios' investments, the different types of securities the Underlying Portfolios typically invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Not all investments that may be made by Underlying Portfolios are currently known. Not all Underlying Portfolios discussed below are eligible investments for each Portfolio. A Portfolio will invest in Underlying Portfolios that are intended to help achieve its investment objective.

Mutual Funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Exchange Traded Funds, which are also a type of mutual fund, are discussed above. Mutual funds generally offer investors the advantages of diversification and professional investment management by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements, buying and selling futures contracts, illiquid and restricted securities and repurchase agreements, and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.

Stock Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value.

Small-Cap Stock Funds seek capital growth and invest primarily in equity securities of companies with smaller market capitalization. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors.

International Stock Funds seek capital growth and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts.

Bond Funds seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yield debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities is depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all.

Money Market Funds typically seek current income and a stable share price of $1.00 by investing in money market securities. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker's acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when-issued basis.

Lending of Portfolio Securities. Subject to Investment Limitations described above for all Portfolios, each Portfolio of the Fund from time-to-time may lend its portfolio securities to brokers, dealers and financial institutions. No lending may be made with any companies affiliated with MCM or the sub-advisers. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income.

Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by MCM to be of good standing. Furthermore, they will only be made if, in MCM's judgment, the consideration to be earned from such loans would justify the risk.

MCM understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Directors must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower Quality Debt Securities. Lower quality debt securities are securities that are rated in the lower categories by nationally recognized statistical rating organizations (i.e., Ba or lower by Moody's and BB or lower by Standard & Poor's) or unrated securities of comparable quality. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. Although these securities generally provide greater income than investments in higher rated securities, they are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. MCM and its sub-advisers will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. Although the ratings of recognized rating services such as Moody's and Standard & Poor's are considered, analysis will focus on relative values based on such factors as interest or dividend coverage, existing debt, asset coverage, earnings prospects, operating history, and the experience and managerial strength of the issuer. Thus, the achievement of a Portfolio's investment objective may be more dependent on the investment adviser's own credit analysis than might be the case for a portfolio which invests in higher quality bonds. MCM and its sub-advisers continually monitor the investments in the Portfolios and carefully evaluate whether to dispose of or retain lower quality securities whose credit ratings have changed. The Portfolios may retain a security whose credit rating has changed.

A Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

Money Market Instruments and Temporary Defensive and Other Short-Term Positions. In addition to the Money Market Portfolio, the other Portfolios, except the Maxim Profile I Portfolios and the Maxim Profile II Portfolios, each may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by MCM or the applicable sub-adviser, or may invest any or all of their assets in money market instruments as deemed necessary by MCM or the applicable sub-adviser for temporary defensive purposes.

The types of money market instruments in which such Portfolios may invest include, but are not limited to: (1) bankers' acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds;
(4) obligations of U.S. banks, non-U.S. branches of such banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.

Mortgage-Backed Securities. Mortgage-backed securities may be issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the investment in such securities may be made if deemed consistent with investment objectives and policies.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

Options. See "Futures and Options" below.

Preferred Stock. Preferred stock is a class of equity or ownership in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, owners of bonds take precedence over the claims of those who own preferred and common stock.

Repurchase Agreements. Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount, and MCM or its sub-advisers will monitor the value of the collateral. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A Portfolio will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by MCM.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the seller, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The seller will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The seller will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. These agreements are considered to be borrowings under the 1940 Act. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint. A Portfolio will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by MCM. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Short Sales "Against the Box." Short sales "against the box" are short sales of securities that a Portfolio owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Portfolio will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

A Portfolio's decision to make a short sale against the box may be a technique to hedge against market risks when MCM or its sub-advisers believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns, either directly or indirectly, and in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.

Stripped Treasury Securities. Certain Portfolios may invest in zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but not actually received until maturity, a Portfolio may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Zero coupon securities are purchased at a discount from face value, the discount reflecting the current value of the deferred interest. The discount is taxable even though there is no cash return until maturity.

Structured Securities. Structured securities are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady bonds) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly-issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. The credit risk generally will be equivalent to that of the underlying instruments.

Structured securities may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

Certain issuers of structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, any investment in these structured securities may be limited by the restrictions contained in the 1940 Act.

Supranational Entities. Certain Portfolios may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above, under "Foreign Securities."

Swap Deposits. Swap deposits are foreign currency short-term investments consisting of a foreign exchange contract, a short-term note in foreign currency and a foreign exchange forward contract that is totally hedged in U.S. currency. This type of investment can produce competitive yield in U.S. dollars without incurring risks of foreign exchange.

Time Deposits. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

U.S. Government Securities. These are securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. U.S. Treasury bills and notes and certain agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Securities of other government agencies and instrumentalities are not backed by the full faith and credit of U.S. government. These securities have different degrees of government support and may involve the risk of non-payment of principal and interest. For example, some are supported by the agency's right to borrow from the U.S. Treasury under certain circumstances, such as those of the Federal Home Loan Banks. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, such as those of the Federal National Mortgage Association. Still others are supported only by the credit of the agency that issued them, such as those of the Student Loan Marketing Association. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Portfolio holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Variable Amount Master Demand Notes. A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

Variable or Floating Rate Securities. These securities have interest rates that are adjusted periodically, or which "float" continuously according to formulas intended to stabilize their market values. Many of them also carry demand features that permit the Portfolios to sell them on short notice at par value plus accrued interest. When determining the maturity of a variable or floating rate instrument, the Portfolio may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

Warrants. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued and Delayed-Delivery Transactions. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Portfolios generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Portfolios may sell the securities before the settlement date if MCM or the applicable sub-adviser deems it advisable. At the time a Portfolio makes the commitment to purchase securities on a when-issued basis, the Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. A Portfolio will maintain, in a segregated account, liquid assets having a value equal to or greater than the Portfolio's purchase commitments; likewise a Portfolio will segregate securities sold on a delayed-delivery basis.

Futures and Options

Futures Contracts. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of a bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made.

Purchasing Put and Call Options. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market (that is by selling it to another party) at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss from purchasing the underlying instrument directly, which can exceed the amount of the premium received.

Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer can mitigate the effect of a price decline. At the same time, a call writer gives up some ability to participate in security price increases.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolios greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Certain Portfolios may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Portfolio's investments exactly over time.

Asset Coverage for Futures and Options Positions. The Portfolios will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Limitations on Futures and Options Transactions. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. The Portfolios intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Portfolios can commit assets to initial margin deposits and option premiums. Accordingly, to the extent that a Portfolio may invest in futures contracts and options, a Portfolio may only enter into futures contracts and option positions for other than bona fide hedging purposes to the extent that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio. This limitation on a Portfolio's permissible investments in futures contracts and options is not a fundamental investment limitation and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to assets held to cover its options or futures positions could also be impaired.

                             MANAGEMENT OF THE FUND

The Fund
The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance.

Directors and Officers
Information regarding the Directors and executive officers of the Fund including their ages, position(s) with the Fund, and their principal occupations during the last five years (or as otherwise indicated) are set forth below. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111 (unless otherwise indicated).

There are no arrangements or understanding between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.

------------------------------------------------------------------------------------------------------------------------
                                                INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (78)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Superintendent, Denver           39       Trustee, Orchard
Koeppe (73)                       to present        Public Schools                                    Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(63)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A; Jones
                                                                                                      Intercable, Inc.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------






----------------------------------------------------------------------------------------------------------------------
                                         INTERESTED* DIRECTORS AND OFFICERS
----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ -----------------------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of        Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios    Directorships
                       Fund            Served)                                             in Fund        Held by
                                                                                           Complex       Director
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee,
McCallum (61)        President    present            Officer of Great-West Life &                     Orchard Series
                                                     Annuity Insurance Company;                       Fund,
                                                     President and Chief Executive                    Committee
                                                     Officer, United States                           Member,
                                                     Operations, The Great-West Life                  Great-West
                                                     Assurance Company (1990 to                       Variable
                                                     present); Co-President and Chief                 Annuity
                                                     Executive Officer of Great-West                  Account A;
                                                     Lifeco Inc.; President and Chief                 Director,
                                                     Executive Officer of GWL&A                       Great-West
                                                     Financial Inc.; President and                    Lifeco Inc.
                                                     Chief Executive Officer of First
                                                     Great-West Life & Annuity
                                                     Insurance Company
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee,
Graye (48)                        present            Chief Financial Officer of                       Orchard Series
                                                     Great-West Life & Annuity                        Fund,
                                                     Insurance Company; Executive Vice                Committee
                                                     President and Chief Financial                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable
                                                     Assurance Company; Executive Vice                Annuity
                                                     President and Chief Operating                    Account A
                                                     Officer, One Benefits, Inc.;
                                                     Executive Vice President and
                                                     Chief Financial Officer of GWL&A
                                                     Financial Inc.; Manager, MCM;
                                                     Director and Executive Vice
                                                     President, Orchard Trust Company;
                                                     Manager and President Orchard
                                                     Capital Management, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
*Graham McDonald     Treasurer    November 29,       Vice President, Corporate Finance       39            None
(57)                              2001 to present    and Investment Operations;
                                                     Treasurer, MCM, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; Director and
                                                     President, Greenwood Investments,
                                                     LLC and GWFS Equities, Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39            None
Byrne (48)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, Financial
                                                     Administrative Services
                                                     Corporation; Secretary, MCM, One
                                                     Orchard Equities, Inc., Orchard
                                                     Capital Management, LLC,
                                                     Greenwood Investments, LLC, GWFS
                                                     Equities, Inc., BenefitsCorp,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series
                                                     Fund; Vice President, Orchard
                                                     Trust Company
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------

* A Director who is not an "interested person" of the Fund (as defined in the 1940 Act) is referred to as an "Independent Director." An "Interested Director" refers to a Director or officer who is an "interested person" of the Fund by virtue of their affiliation with either the Fund or MCM.

Standing Committees
The Fund Board has two standing committees: an Executive Committee and an Audit Committee

The Executive Committee may exercise all the powers and authority of the Board with respect to all matters other than: (1) the submission to stockholders of any action requiring authorization of stockholders pursuant to state or federal law, or the Articles of Incorporation; (2) the filling of vacancies on the Board of Directors; (3) the fixing of compensation of the Directors for serving on the Board or on any committee of the Board, including the Executive Committee; (4) the approval or termination of any contract with an investment adviser or principal underwriter, as such terms are defined in the 1940 Act, or the taking of any other action required to be taken by the Board of Directors by the 1940 Act; (5) the amendment or repeal of the By-laws or the adoption of new By-laws;
(6) the amendment or repeal of any resolution of the Board that by its terms may be amended or repealed only by the Board; and (6) the declaration of dividends and the issuance of capital stock of the Fund. Messrs. McCallum and Graye are the members of the Executive Committee. No meetings of the Executive Committee were held in 2003.

As set out in the Fund's Audit Committee Charter, the basic purpose of the Audit Committee is to enhance the quality of the Fund's financial accountability and financial reporting by providing a means for the Fund's disinterested Directors to be directly informed as to, and participate in the review of, the Fund's audit functions. Another objective is to ensure the independence and accountability of the Fund's outside auditors and provide an added level of independent evaluation of the Fund's internal accounting controls. Finally, the Audit Committee reviews the extent and quality of the auditing efforts. The function of the Audit Committee is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control, and the auditor's responsibility to plan and carry out a proper audit. Messrs. Jennings, Koeppe and Zisman are the members of the Audit Committee. Three meetings of the Audit Committee were held in 2003.

Ownership
As of December 31, 2003, the following members of the Board of Directors had beneficial ownership in the Fund and/or any other investment companies overseen by the Director:

---------------------- ------------------------------------------- ----------------------- ---------------------------
                                                                                           Aggregate Dollar Range of
                                                                                           Equity Securities in all
Director               Portfolio                                   Dollar Range of         Registered Investment
                                                                   Equity Securities in    Companies Overseen by
                                                                   the Portfolio           Director in Family of
                                                                                           Investment Companies
---------------------- ------------------------------------------- ----------------------- ---------------------------
----------------------------------------------------------------------------------------------------------------------
                                               INDEPENDENT DIRECTORS*
----------------------------------------------------------------------------------------------------------------------
---------------------- ------------------------------------------- ----------------------- ---------------------------
R.P. Koeppe*           Maxim T. Rowe Price MidCap Growth           $1 - 10,000             $10,001 - 50,000
---------------------- ------------------------------------------- ----------------------- ---------------------------
---------------------- ------------------------------------------- ----------------------- ---------------------------
R.P. Koeppe*           Maxim Money Market                          10,000 - 50,000         $10,001 - 50,000
---------------------- ------------------------------------------- ----------------------- ---------------------------
---------------------- ------------------------------------------- ----------------------- ---------------------------
W.T. McCallum          Maxim Ariel Small-Cap Value                 $50,001- $100,000       Over $100,000
---------------------- ------------------------------------------- ----------------------- ---------------------------
---------------------- ------------------------------------------- ----------------------- ---------------------------
W.T. McCallum          Maxim Aggressive Profile II                 $50,001 - $100,000      Over $100,000
---------------------- ------------------------------------------- ----------------------- ---------------------------

*Director is not an "interested person" of the Fund (as defined in the 1940
Act), also referred to as an "Independent Director."

Independent Directors and their Immediate Family Members
As of December 31, 2003, other than as described above under "Ownership," no Independent Director and no immediate family member of an Independent Director beneficially or of record owned any equity securities of an investment adviser or the principal underwriter of the Fund, or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2003, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, held a position, including as an officer, employee, director or general partner, with any of the following:

o        the Fund;
o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund;
o an investment adviser, the principal underwriter or affiliated person of the Fund; or
o any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2003, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any direct or indirect interest, the value of which exceeded $60,000, in any of the following:

o        an investment adviser or the principal underwriter of the Fund; or
o any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2003, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any material direct or indirect interest in any transaction or series of similar transactions, in which the amount involved exceeded $60,000 and to which any of the following persons was a party:

o        the Fund, or officer thereof;
o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof;
o an investment adviser or the principal underwriter of the Fund, or officer thereof; or
o any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof.

As of December 31, 2003, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any direct or indirect relationship, in which the amount involved exceeded $60,000, with any of the following persons:

o        the Fund, or officer thereof;
o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof;
o an investment adviser or the principal underwriter of the Fund, or officer thereof; or
o any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof.

As of December 31, 2003, no officer of an investment adviser or the principal underwriter of the Fund or an officer of any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund, during the two most recently completed calendar years, has served on the board of directors of a company where an Independent Director of the Fund or an immediate family member of an Independent Director has also served as an officer of such company during the two most recently completed calendar years.

Compensation
The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or MCM. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

----------------------- --------------------- -------------------- --------------------- --------------------
 Name of Independent         Aggregate            Pension or         Estimated Annual    Total Compensation
       Director          Compensation from        Retirement          Benefits Upon      from Fund and Fund
                                Fund           Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                               Directors
                                                   Expenses
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------

R. Jennings                    26,250                  0                    0                  26,250

----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------

R.P. Koeppe                    26,250                  0                    0                  26,250

----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------

S. Zisman                      26,250                  0                    0                  26,250

----------------------- --------------------- -------------------- --------------------- --------------------

* As of December 31, 2003, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

                                 Codes of Ethics

The Fund, MCM, and Greenwood Investments, LLC each have adopted a Code of Ethics addressing investing by their personnel pursuant to Rule 17j-1 under the 1940 Act. Each Code permits personnel to invest in securities, including securities purchased or held by the Fund under certain circumstances. Each Code places appropriate restrictions on all such investments.

                              Proxy Voting Policies

Proxies will be voted in accordance with the proxy policies and procedures attached hereto as Appendix B.


                          INVESTMENT ADVISORY SERVICES

Investment Adviser
MCM is a Colorado limited liability company, located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, and serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement dated December 5, 1997, as amended. MCM is a wholly-owned subsidiary of GWL&A, which is an indirectly owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

Investment Advisory Agreement
Under the terms of the investment advisory agreement with the Fund, MCM acts as investment adviser and, subject to the supervision of the Board of Directors, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides the Fund with all necessary office facilities and personnel for servicing the Portfolios' investments, compensates all officers of the Fund and all Directors who are "interested persons" of the Fund or of MCM, and all personnel of the Fund or MCM performing services relating to research, statistical and investment activities.

In addition, MCM, subject to the supervision of the Board of Directors, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of Fund shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Directors.


The Investment Advisory Agreement became effective on December 5, 1997 and was amended effective July 26, 1999, May 1, 2002, May 1, 2003 and July 1, 2003. As approved, the Agreement will remain in effect until May 1, 2005, and will continue in effect from year to year if approved annually by the Board of Directors including the vote of a majority of the Directors who are not parties to the Agreement or interested persons of any such party, or by vote of a majority of the outstanding shares of the affected Portfolio. Any material amendment to the Agreement becomes effective with respect to the affected Portfolio upon approval by vote of a majority of the outstanding voting securities of that Portfolio. The agreement is not assignable and may be terminated without penalty with respect to any Portfolio either by the Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio or by MCM, each on 60 days notice to the other party.


In approving the Investment Advisory Agreement and the sub-advisory agreements with each sub-adviser ("Sub-Advisory Agreements"), the Board considered a wide range of information of the type they regularly consider. The Board requested and received materials relating to the Investment Advisory Agreement and each Sub-Advisory Agreement in advance of the meeting at which the Investment Advisory Agreement and Sub-Advisory Agreements were considered, and had the opportunity to ask questions and request further information in connection with such consideration.

At regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the sub-advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considers MCM's and each sub-adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and procedures MCM and each sub-adviser use for obtaining best execution for transactions in the Portfolios.

With respect to the nature, scope and quality of the services provided by MCM and each sub-adviser, the Board considered, among other things, MCM's and each sub-adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the sub-advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each sub-adviser's reputation for management of their specific investment strategies, MCM's and each sub-adviser's overall financial condition, technical resources, and operational capabilities.

With respect to the advisory fee rates payable to sub-advisers by MCM, the Board considered fees payable by similar funds managed by other advisers, which indicate that fees to be paid do not deviate greatly from those fees paid by other similar funds. The Board also considered the total expense ratio of each Portfolio and of similar funds managed by other advisers with respect to peer group averages. In this review process, the Board analyzed all compensation flowing to MCM and its affiliates in relation to the quality of all services provided as well as the overall profitability to MCM and its affiliates.

Management Fees
Each Portfolio pays a management fee to MCM for managing its investments and business affairs. MCM is paid monthly at an annual rate of a Portfolio's average net assets as described in the Prospectus.

                                The Sub-Advisers

Templeton Investment Counsel, LLC
Templeton Investment Counsel, LLC ("TIC") serves as the sub-adviser to the Maxim Templeton(R) International Equity Portfolio pursuant to a Sub-Advisory Agreement dated December 1, 1993, as amended. TIC is a subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc.

MCM is responsible for compensating TIC, which receives monthly compensation at the annual rate of .70% on the first $25 million, .55% on the next $25 million, ..50% on the next $50 million, and .40% on all amounts over $100 million.

Ariel Capital Management, LLC
Ariel Capital Management, LLC ("Ariel") serves as the sub-adviser to the Maxim Ariel Small-Cap Value Portfolio and the Maxim Ariel MidCap Value Portfolio pursuant to Sub-Advisory Agreements dated December 1, 1993, as amended and February 5, 1999 respectively. Ariel is a privately held minority-owned money manager.

MCM is responsible for compensating Ariel, which receives monthly compensation at the annual rate of .40% of the average daily net asset value of the Maxim Ariel Small-Cap Value Portfolio up to $5 million, .35% on the next $10 million, ..30% on the next $10 million, and .25% of such value in excess of $25 million and 0.50% on the first $25 million of assets, 0.40% on the next $75 million of assets and 0.30% on all amounts over $100 million of the Maxim Ariel MidCap Value Portfolio.

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income and Maxim T. Rowe Price MidCap Growth Portfolios pursuant to Sub-Advisory Agreements dated November 1, 1994 as amended and June 30, 1997, as amended, respectively. Founded in 1937, T. Rowe Price and its affiliates managed approximately $190.0 billion for more than eight million individual and institutional investors accounts as of December 31,2003. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

MCM is responsible for compensating T. Rowe Price, which receives monthly compensation for the Maxim T. Rowe Price Equity/Income Portfolio at the annual rate of .40% on the first $500 million and .35% on all assets over $500 million and for the Maxim T. Rowe Price MidCap Growth Portfolio at the annual rate of ..50% on all assets of the Portfolio.



INVESCO Global Asset Management (N.A.), Inc.
INVESCO Global Asset Management (N.A.), Inc. ("IGM)" serves as the sub-adviser to the Maxim INVESCO ADR Portfolio pursuant to a Sub-Advisory Agreement dated March 3, 1997, as amended. IGM is an indirect wholly-owned subsidiary of AMVESCAP PLC. AMVESCAP PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. AMVESCAP PLC has approximately $xxxx billion in assets under management as of December 31, 2003.

MCM is responsible for compensating IGM, which receives monthly compensation at the annual rate of .55% on the first $50 million, .50% on the next $50 million, and .40% on assets over $100 million of the Maxim INVESCO ADR Portfolio.

Loomis, Sayles, & Company, L.P.
Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond and Maxim Loomis Sayles Small-Cap Value Portfolios pursuant to a Sub-Advisory Agreement dated October 30, 2000. Loomis Sayles serves as investment manager to a variety of individual investors, including other mutual funds. Loomis Sayles is a limited partnership whose general partner, Loomis, Sayles & Company, Inc. is a wholly owned subsidiary of CDC IXIS Asset Management Holdings, Inc. ("CDC Holdings"). CDC Holdings is a wholly owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC NA"). CDC NA's general partner, CDC IXIS Asset Management US, LLC is a wholly owned subsidiary of CDC IXIS Asset Management US Corporation ("CDC US"). CDC US is the sole limited partner of CDC NA. CDC NA is a wholly owned subsidiary of CDC IXIS Asset Management, S.A., a French company. CDC IXIS Asset Management S.A. is majority owned by CDC Finance-CDC IXIS and indirectly owned through CDC Finance-CDC IXIS, Caisses Nationale des Caisses d'Epargne and CNP Assurances by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and is currently supervised by the French Parliament.

MCM is responsible for compensating Loomis Sayles, which receives monthly compensation at the annual rate of .50% on the first $10 million, .45% on the next $15 million, .40% on the next $75 million and .30% on all amounts over $100 million of the Maxim Loomis Sayles Small-Cap Value; and .30% on all assets of the Maxim Loomis Sayles Bond Portfolio.

Pareto Partners
Pareto Partners ("Pareto") serves as the sub-adviser to the Maxim Global Bond Portfolio pursuant to a Sub-Advisory Agreement dated effective July 26, 1999. Mellon Bank, N.A. owns 30% of Pareto, XL Capital Ltd. owns 30% of Pareto and the employees of Pareto own the remaining 40% of Pareto. Mellon Bank, N.A. is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly-owned financial holding company which provides a comprehensive range of financial products and services in domestic and selected international markets.

MCM is responsible for compensating Pareto, which receives monthly compensation at the annual rate of .55% on the first $25 million, .45% on the next $50 million, .35% on the next $175 million and .25% on all amounts over $250 million.

BNY Investment Advisors
Effective April 1, 2003, BNY Investment Advisors ("BNY") began serving as the sub-adviser to the Maxim Stock Index, Maxim Growth Index, Maxim Value Index, Maxim Index 600 and Maxim S&P 500 Index(R) Portfolios (the "Equity Index Portfolios") pursuant to a Sub-Advisory Agreement dated effective April 1, 2003, approved by the Board of Directors on February 13, 2003 and a Sub-Advisory Agreement dated effective June 30, 2003, approved by the Board of Directors on April 10, 2003. BNY is a separately identifiable division of The Bank of New York, a New York State chartered bank.

MCM is responsible for compensating BNY, which receives monthly compensation for the Equity Index Portfolios at the annual rate of .02% on net assets for each Portfolio.

Massachusetts Financial Services Company
Massachusetts Financial Services Company ("MFS") serves as the sub-adviser to the Maxim MFS(R) International Growth and Maxim MFS(R) Small-Cap Growth Portfolios pursuant to a Sub-Advisory Agreement dated effective May 1, 2003. MFS is a subsidiary of Sun Life of Canada, a U.S. Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization.

MCM is responsible for compensating MFS, which receives monthly compensation at the annual rate of .35% on all assets of the Maxim MFS(R) International Growth and Maxim MFS(R) Small-Cap Growth Portfolios.

Federated Investment Management Company
Federated Investment Management Company ("Federated") serves as the sub-adviser to the Maxim Federated Bond Portfolio pursuant to a Sub-Advisory Agreement dated effective May 1, 2003. Federated is a wholly owned subsidiary of Federated Investors, Inc., one of the largest mutual fund investment managers in the United States.

MCM is responsible for compensating Federated, which receives monthly compensation at the annual rate of .15% on the first $100 million, .12% on the next $150 million, and .10% on all amounts over $250 million

Janus Capital Management LLC
Janus Capital Management LLC ("Janus") serves as the sub-adviser to the Maxim Janus Large Cap Growth and Maxim Janus High Yield Bond Portfolios pursuant to a Sub-Advisory Agreement dated effective May 1, 2003. Janus is a directly owned subsidiary of Janus Capital Group Inc.

MCM is responsible for compensating Janus, which receives monthly compensation at the annual rate of .50% on the first $250 million, .45% on the next $500 million, .40% on the next $750 million and .35% on all amounts over $1.5 billion on the Maxim Janus Large Cap Growth Portfolio; and .45% on the first $100 million, .40% on the next $150 million and .35% on all amounts over $250 million on the Maxim Janus High Yield Bond Portfolio.

The Sub-Advisers provide investment advisory assistance and portfolio management advice to the Investment Adviser for the respective Portfolios. Subject to review and supervision by MCM and the Board of Directors of the Fund, the Sub-Advisers are responsible for the actual management of the respective Portfolios and for making decisions to buy, sell or hold any particular securities. The Sub-Advisers bear all expenses in connection with the performance of their services, such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management for the Portfolios.

Principal Underwriter
Effective April 30, 2002, the Fund entered into a principal underwriting agreement with Greenwood Investments, LLC ("Greenwood"), 8515 East Orchard Road, Greenwood Village, Colorado 80111. Greenwood is an affiliate of MCM and is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal underwriting agreement calls for Greenwood to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the Funds, which are continuously offered at net asset value. Compensation received by Principal Underwriter during the Fund's last fiscal year:

                      Net
Name of               Underwriting              Compensation
Principal             Discounts and             on Redemptions            Brokerage         Other
Underwriter           Commissions               and Repurchases          Commissions      Compensation

Greenwood                -0-                         -0-                     -0-               -0-



Advisory Fees
For the past three fiscal years, MCM was paid a fee for its services to the Fund as follows:



Portfolio                                                   2003              2002               2001
Maxim Money Market                                          $3,708,117        $4,175,167         $3,952,791
Maxim Stock Index                                           $3,562,530        $4,305,097         $5,391,239
Maxim U.S. Government Securities                            $497,285          $455,313           $524,066
Maxim Bond Index                                            $933,946          $898,855           $896,642
Maxim U.S. Government Mortgage Securities                   $1,937,179        $1,644,435         $1,243,874
Maxim Index 600                                             $311,662          $193,802           $173,599
Maxim Growth Index                                          $447,239          $1,124,883         $1,781,914
Maxim Value Index                                           $411,202          $1,197,013         $2,055,887
Maxim Templeton(R)International Equity                      $1,802,838        $1,205,921         $955,664
Maxim Ariel Small-Cap Value                                 $3,257,107        $2,635,863         $1,735,530
Maxim Ariel MidCap Value                                    $1,991,767        $1,153,287         $737,827
Maxim Loomis Sayles Bond                                    $2,064,839        $1,488,025         $1,675,078
Maxim Loomis Sayles Small-Cap Value                         $1,283,498        $2,029,609         $1,887,200
Maxim T. Rowe Price Equity/Income                           $4,062,552        $2,323,431         $1,666,659
Maxim MFS(R)Small-Cap Growth                                $1,538,050        $1,176,705         $1,567,476
Maxim INVESCO ADR                                           $1,467,580        $1,188,724         $1,105,711
Maxim Short Duration Bond                                   $1,106,706        $847,600           $996,548
Maxim T. Rowe Price MidCap Growth                           $2,616,499        $2,286,243         $2,319,632
Maxim Aggressive Profile I                                  $109,971          $88,002            $74,341
Maxim Moderately Aggressive Profile I                       $252,493          $191,308           $150,575
Maxim Moderate Profile I                                    $205,059          $141,781           $109,440
Maxim Moderately Conservative Profile I                     $70,232           $52,510            $43,264
Maxim Conservative Profile I                                $78,657           $65,919            $48,227
Maxim  Global Bond                                          $1,693,508        $1,722,289         $1,268,223
Maxim Janus High Yield Bond                                 $700,062          $--------          $--------
Maxim Federated Bond                                        $437,404          $--------          $--------
Maxim MFS(R)International Growth                            $942,635          $--------          $--------
Maxim Janus Large Cap Growth                                $1,308,978        $--------          $--------
Maxim S&P 500 Index(R)Portfolio                             $767,444          $--------          $--------
Maxim  Aggressive Profile II                                $416,668          $188,757           $70,992
Maxim Moderately Aggressive Profile II                      $54,806           $83,097            $61,790
Maxim Moderate Profile II                                   $671,875          $239,010           $51,328
Maxim Moderately Conservative Profile II                    $12,317           $22,070            $15,325
Maxim Conservative Profile II                               $153,103          $56,339            $10,110


Sub-Advisory Fees
For the past three fiscal years, the Sub-Advisers were paid fees for their services to the Fund as follows:

Portfolio                                               2003               2002             2001
Maxim Templeton(R)International Equity                   $883,074           $644,241         $537,624
Maxim Ariel Small-Cap Value                             $835,890           $681,386         $455,058
Maxim Ariel MidCap Value                                $753,078           $487,696         $334,281
Maxim Loomis Sayles Bond                                $688,244           $496,255         $555,822
Maxim Loomis Sayles Small-Cap Value                     $502,333           $726,940         $681,199
Maxim T. Rowe Price Equity/Income                       $2,028,783         $1,162,459       $829,412
Maxim T. Rowe Price MidCap Growth                       $1,306,953         $1,143,951       $1,153,372
Maxim MFS(R)Small-Cap Growth+                            $664,442           $533,696         $534,645
Maxim MFS(R)International Growth                         $273,493           $--------        $--------
Maxim INVESCO ADR                                       $711,620           $600,527         $564,728
Maxim  Global Bond                                      $555,956           $563,247         $394,189
Maxim Janus High Yield Bond                             $283,002           $--------        $--------
Maxim Janus Large Cap Growth                            $620,099           $--------        $--------
Maxim Stock Index*                                      $133,131           $213,745         $187,881
Maxim Growth Index*                                     $16,689            $55,744          $62,019
Maxim Value Index*                                      $15,437            $59,297          $71,550
Maxim Index 600*                                        $10,938            $9,629           $6,276
Maxim S&P 500 Index(R)                                  $25,533            $--------        $--------
Maxim Federated Bond                                    $92,344            $--------        $--------


* Barclays Global Fund Advisors served as sub-adviser to the Equity Index Portfolios prior to April 1, 2003. Beginning April 1, 2003, BNY Investment Advisors is sub-adviser to the Equity Index Portfolios. + INVESCO Funds Group, Inc. served as sub-adviser to the Maxim MFS(R) Small-Cap Growth Portfolio prior to July 1, 2003. Beginning, July 1, 2003, Massachusetts Financial Services Company is sub-adviser to the Maxim MFS(R) Small-Cap Growth Portfolio.

Payment of Expenses
MCM provides investment advisory services and pays all compensation of and furnishes office space for officers and employees of the Investment Adviser connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Directors of the Fund who are affiliated persons of MCM or any of its affiliates.


Expenses that are borne directly by the Fund include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian, independent Directors' fees, legal expenses, state franchise taxes, costs of auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, advisory fees, certain insurance premiums, costs of corporate meetings, costs of maintenance of corporate existence, investor services (including allocable telephone and personnel expenses), extraordinary expenses, and other expenses properly payable by the Fund. Accounting services are provided for the Fund by MCM and the Fund reimburses MCM for its costs in connection with such services. The amounts of such expense reimbursements for the Fund's fiscal years ended December 31, 2003, 2002, and 2001 were $68,367, $320,879 and $355,995 respectively. Depending upon the nature of the lawsuit, litigation costs may be borne by the Fund.


MCM has agreed to pay any expenses which exceed an annual rate (including the management fee) of 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.05% of the average daily net asset of the Maxim
T. Rowe Price MidCap Growth Portfolio; 1.10% of the average daily net assets of the Maxim Ariel MidCap Value and Maxim MFS(R) Small-Cap Growth Portfolios; 1.30% of the average daily net assets of the Maxim Loomis Sayles Small-Cap Value Portfolio; 1.35% of the average daily net assets of the Maxim Ariel Small-Cap Value Portfolio; and, 1.50% of the average daily net assets of the Maxim INVESCO ADR and Maxim Templeton(R) International Equity Portfolios.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the direction of the Board of Directors, MCM, or a Sub-Adviser for those Portfolios which are managed on a day-to-day basis by a Sub-Adviser, is primarily responsible for placement of the Fund's portfolio transactions, including the selection of brokers and dealers through or with which transactions are executed. Neither MCM nor any Sub-Adviser has an obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. In placing orders, it is the policy of the Fund to seek to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While MCM and the Sub-Advisers generally will seek reasonably competitive commissions, the policy of the Fund of seeking to obtain the most favorable net results means the Portfolios will not necessarily pay the lowest spread or commission available.

Transactions on U.S. futures and stock exchanges are effected through brokers acting on an agency basis and involve the payment of negotiated brokerage commissions. Commissions vary among different brokers and dealers, which may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which may be higher than those for negotiated commission transactions in the United States. Transactions in over-the-counter equities and most fixed income instruments, including U.S. government securities, generally are effected with dealers acting as principal on a "net" basis not involving the payment of brokerage commissions. Prices for such over-the-counter transactions with dealers acting as principal usually include an undisclosed "mark-up" or "mark down" sometimes called a "spread") that is retained by the dealer effecting the trade. Recently, several dealers have begun trading over-the-counter securities on a disclosed fee basis, resulting in payment by the Fund of a separately identifiable and disclosed fee similar to the commissions paid brokers acting on an agency basis. The cost of securities purchased from an underwriter or from a dealer in connection with an underwritten offering usually includes a fixed commission (sometimes called an "underwriting discount" or "selling concession") which is paid by the issuer to the underwriter or dealer.

In selecting brokers and dealers through which to effect portfolio transactions for the Fund, MCM and the Sub-Advisers may give consideration for investment research information or services provided to them by brokers and dealers, and cause the Fund to pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may have charged for the same transaction. Such investment research information or services ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector, compilations of company or security data, attendance at conferences or seminars on investment topics, and may also include subscriptions to financial periodicals, and computerized news, financial information, quotation and communication systems, including related computer hardware and software, used in making or implementing investment decisions. Some investment research information or services may be used by MCM or a Sub-Adviser both for investment research purposes and for non-research purposes, such as for presentations to prospective investors or reports to existing clients regarding their portfolios. Where MCM or a Sub-Adviser uses such information or services for both research and non-research purposes, it makes a good faith allocation of the cost of such information or service between the research and non-research uses. The portion of the cost of the information or service allocable to the non-research use is paid by MCM or the Sub-Adviser, as the case may be, while the portion of the cost allocable to research use may be paid by the direction of commissions paid on Fund portfolio transactions to the broker or dealer providing the information or service.

MCM and the Sub-Advisers may use any investment research information or services obtained through the direction of commissions on portfolio transactions of the Fund in providing investment advice to any or all of their other investment advisory accounts, and may use such information in managing their own accounts. The use of particular investment research information or services is not limited to, and may not be used at all in making investment decisions for, the portfolio of the Fund the transactions of which are directed to the broker or dealer providing the investment research information or services.

If in the best interests of both one or more Portfolios and other MCM client accounts, MCM may, to the extent permitted by applicable law, but need not, aggregate the purchases or sales of securities for these accounts to obtain favorable overall execution. When this occurs, MCM will allocate the securities purchased and sold and the expenses incurred in a manner that it deems equitable to all accounts. In making this determination, MCM may consider, among other things, the investment objectives of the respective client accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally, and the opinions of persons responsible for managing the Portfolios and other client accounts. The use of aggregated transactions may adversely affect the size of the position obtainable for the Portfolios, and may itself adversely affect transaction prices to the extent that it increases the demand for the securities being purchased or the supply of the securities being sold.


No brokerage commissions have been paid by the Maxim Money Market, Maxim Bond, Maxim Bond Index, Maxim Federated Bond, Maxim U.S. Government Securities, Maxim U.S. Government Mortgage Securities, Maxim Short Duration Bond Portfolio and the Profile Portfolios for the years ended December 31, 2001 through December 31, 2003. For the years 2001, 2002 and 2003, the Portfolios paid commissions as follows:

Portfolio                                           2003           2002            2001
Maxim Stock Index                                   $78,175        $179,113        $81,868
Maxim Templeton(R)International Equity              $215,721       $256,258        $129,445
Maxim Index 600                                     $40,490        $9,936          $11,196
Maxim Value Index                                   $37,414        $213,429        $137,111
Maxim Growth Index                                  $19,196        $97,245         $38,281
Maxim Ariel Small-Cap Value                         $188,762       $395,509        $246,386
Maxim Ariel MidCap Value                            $345,475       $209,632        $72,554
Maxim Loomis Sayles Small-Cap Value                 $403,758       $940,839        $441,405
Maxim T. Rowe Price Equity/Income                   $313,750       $308,414        $132,767
Maxim MFS(R)Small-Cap Growth                        $1,230,280     $599,117        $194,814
Maxim INVESCO ADR                                   $178,078       $65,465         $71,186
Maxim Loomis Sayles Bond                            $3,104         $3,020          $1,645
Maxim T. Rowe Price MidCap Growth                   $399,841       $418,350        $222,861
Maxim MFS(R)International Growth                    $482,105       $--------       $--------
Maxim Janus Large Cap Growth                        $280,792       $--------       $--------
Maxim S&P 500 Index(R)Portfolio                     $53,703        $--------       $--------
Maxim Gobal Bond                                    $308           $--------       $--------


Portfolio Turnover
The turnover rate for each Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the Portfolio during the fiscal year. In computing the portfolio turnover rate, certain U.S. government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded.

There are no fixed limitations regarding the portfolio turnover of the Portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Portfolio may be disposed of when appropriate in MCM's judgment.

With respect to any Portfolio, a higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Portfolio and, thus, indirectly by its shareholders. Higher portfolio turnover may also increase a shareholder's current tax liability for capital gains by increasing the level of capital gains realized by a Portfolio.

Based upon the formula for calculating the portfolio turnover rate, as stated above, the portfolio turnover rate for each Portfolio (other than the Maxim Money Market Portfolio) for 2001 and 2002 is as follows:

                                                   2003              2002
   Portfolio                                   Turnover Rate     Turnover Rate
   ---------                                   ------------      -------------
   Maxim Global Bond                           225.08%               275.23%
   Maxim Stock Index                           30.66%                19.52%
   Maxim U.S. Government Securities            71.74%                91.64%
   Maxim Loomis Sayles Bond                    47.85%                26.58%
   Maxim Index 600                             88.78%                18.06%
   Maxim Ariel Small-Cap Value                 8.70%                 18.73%
   Maxim Templeton(R)International Equity      21.91%                25.79%
   Maxim INVESCO ADR                           29.46%                22.52%
   Maxim MFS(R)Small-Cap Growth                174.65%               109.01%
   Maxim Ariel MidCap Value                    33.98%                18.30%
   Maxim T. Rowe Price Equity/Income           20.76%                18.41%
   Maxim S&P 500 Index(R)Portfolio             4.17%                  --
   Maxim Growth Index                          25.37%                23.09%
   Maxim Bond Index                            13.66%                53.33%
   Maxim Short Duration Bond                   93.57%                135.33%
   Maxim Loomis Sayles Small-Cap Value         70.82%                89.28%
   Maxim U.S. Government Mortgage Securities   105.93%               82.56%
   Maxim Value Index                           29.57%                27.77%
   Maxim T. Rowe Price MidCap Growth           49.18%                54.41%
   Maxim Janus High Yield Bond                 110.88%                --
   Maxim MFS(R)International Growth            5.56%                  --
   Maxim Janus Large Cap Growth                22.23%                 --
   Maxim Federated Bond                        33.24%                 --
   Aggressive Profile I                        50.10%                76.79%
   Moderately Aggressive Profile I             53.30%                76.97%
   Moderate Profile I                          57.76%                77.11%
   Moderately Conservative Profile I           61.38%                82.07%
   Conservative Profile I                      86.47%                82.41%
   Aggressive Profile II                       57.59%                73.73%
   Moderately Aggressive Profile II            103.04%               155.78%
   Moderate Profile II                         74.01%                45.84%
   Moderately Conservative Profile II          110.33%               157.51%
   Conservative Profile II                     75.27%                49.35%


                        PURCHASE AND REDEMPTION OF SHARES

As of December 31, 2003, the outstanding shares of the Fund were presently held of record by Maxim Series Account, Pinnacle Series Account, Retirement Plan Series Account, FutureFunds Series Account, FutureFunds Series Account II and Qualified Series Account of GWL&A, by TNE Series (k) Account of New England Life Insurance Company, by FutureFunds Series Account II of First Great-West Life & Annuity Insurance Company, by certain qualified retirement plans and by GWL&A, which provided the initial capitalization for certain Portfolios.

The following tables list the name and percentage of ownership of each person who owned of record 5% or more of the shares of any Portfolio, as of December 31, 2003. The address of each Series Account owner, each Maxim Profile Portfolio owner included herein and for GWL&A is: 8515 E. Orchard Road, Greenwood Village, Colorado 80111. As a group, the officers and Directors of the Fund owned less than 1% of the Fund's equity securities.

Maxim Money Market Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    28.31%
FutureFunds Series Account II                                 39.36%
TNE Series (K) Account                                        14.29%


Maxim Templeton(R) International Equity Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    14.36%
FutureFunds Series Account II                                 26.90%
Maxim Moderate Profile II Portfolio                           19.63%
Maxim Aggressive Profile II Portfolio                         24.41%


Maxim U.S. Government Securities Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
Coli Vul 2 Series Account                                     7.04%
Maxim Series Account II                                       6.43%
FutureFunds Series Account                                    63.66%
FutureFunds Series Account II                                 20.11%


Maxim Stock Index Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    63.28%
FutureFunds Series Account II                                 32.11%


 Maxim Bond Index Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account II                                 82.96%
FutureFunds Series Account                                    7.06%
TNE Series (K) Account                                        7.02%




 Maxim U.S. Government Mortgage Securities Portfolio
Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account II                                 55.09%
TNE Series (K) Account                                        7.13%
Maxim Moderate Profile II Portfolio                           18.23%
Maxim Conservative Profile II Portfolio                       8.08%


Maxim Growth Index Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account II                                 43.12%
FutureFunds Series Account                                    36.69%
Retirement Plan Series Account                                13.87%


Maxim Index 600 Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    14.02%
FutureFunds Series Account II                                 74.86%
TNE Series (K) Account                                        8.13%%


Maxim Ariel Small-Cap Value Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    9.86%
FutureFunds Series Account II                                 58.54%
TNE Series (K) Account                                        7.86%
Maxim Moderate Profile II Portfolio                           7.81%
Maxim Aggressive Profile II Portfolio                         9.73%


Maxim Loomis Sayles Bond Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    13.11%
FutureFunds Series Account II                                 74.19%
TNE Series (K) Account                                        9.85%


Maxim Loomis Sayles Small-Cap Value Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account II                                 25.14%
Maxim Moderate Profile II Portfolio                           22.31%
Maxim Aggressive Profile II Portfolio                         27.80%


Maxim MFS(R) Small-Cap Growth Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    21.36%
FutureFunds Series Account II                                 38.47%
Maxim Moderate Profile II Portfolio                           14.33%
Maxim Aggressive Profile II Portfolio                         17.80%


Maxim T. Rowe Price Equity/Income Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    12.73%
FutureFunds Series Account II                                 47.16%
Maxim Moderate Profile II Portfolio                           14.04%
Maxim Aggressive Profile II Portfolio                         8.73%


Maxim Ariel MidCap Value Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    23.96%
FutureFunds II Series Account                                 9.46%
Maxim Aggressive Profile II Portfolio                         29.64%
Maxim Moderate Profile II Portfolio                           23.83%


Maxim INVESCO ADR Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    5.29%
FutureFunds Series Account II                                 17.38%
Maxim Moderate Profile II Portfolio                           25.43%
Maxim Aggressive Profile II Portfolio                         31.62%
Maxim Moderately Aggressive Profile I Portfolio               5.95%
Maxim Short Duration Bond Portfolio
Record Owner                                                 Percentage
------------                                                 ----------
FutureFunds Series Account II                                12.25%
Maxim Moderate Profile II Portfolio                          53.93%
Maxim Conservative Profile II Portfolio                      19.93%
Maxim Moderate Profile I Portfolio                           7.27%


Maxim Value Index Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account II                                 47.48%
TNE Series (K) Account                                        5.88%
Retirement Plan Series Account                                18.32%
FutureFunds Series Account                                    26.90%


Maxim Janus Large Cap Growth

Record Owner                                                 Percentage
------------                                                 ----------
FutureFunds Series Account  II                               12.88%
Maxim Conservative Profile II Portfolio                      8.07%
Maxim Moderate Profile II Portfolio                          36.40%
Maxim Aggressive Profile II Portfolio                        22.64%
Maxim Moderately Aggressive Profile I Portfolio              6.39%


Maxim Janus High Yield Bond

Record Owner                                                 Percentage
------------                                                 ----------
FutureFunds Series Account  II                               13.53%
Maxim Conservative Profile II Portfolio                      19.68%
Maxim Moderate Profile II Portfolio                          44.40%
Maxim Moderate Profile I Portfolio                           5.98%
Maxim Moderately Aggressive Profile I Portfolio              6.23%


Maxim MFS(R) International Growth

Record Owner                                                 Percentage
------------                                                 ----------
FutureFunds Series Account  II                               12.84%
Maxim Moderate Profile II Portfolio                          29.12%
Maxim Aggressive Profile II Portfolio                        36.22%
Maxim Moderately Aggressive Profile I Portfolio              6.82%


Maxim Federated Bond

Record Owner                                                 Percentage
------------                                                 ----------
FutureFunds Series Account  II                               13.52%
Maxim Conservative Profile II Portfolio                      19.69%
Maxim Moderate Profile II Portfolio                          44.40%
Maxim Moderate Profile I Portfolio                           5.99%
Maxim Moderately Aggressive Profile I Portfolio              6.23%


Maxim T. Rowe Price MidCap Growth Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account  II                                22.80%
FutureFunds Series Account                                    15.63%
Maxim Aggressive Profile II Portfolio                         26.10%
Maxim Moderate Profile II Portfolio                           20.97%


Maxim S&P 500 Index(R) Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account  II                                76.90%
TNE Series (K) Account                                        10.16%


Maxim Global Bond Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account  II                                15.63%
Maxim Moderate Profile II Portfolio                           43.04%
Maxim Conservative Profile II Portfolio                       19.08%
Maxim Moderate Profile I Portfolio                            5.80%
Maxim Moderately Aggressive Profile I Portfolio               6.04%


Maxim Aggressive Profile I Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    99.75%


Maxim Moderately Aggressive Profile I Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    99.71%


Maxim Moderate Profile I Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    99.44%


Maxim Moderately Conservative Profile I Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    99.63%


Maxim Conservative Profile I Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series Account                                    96.05%


Maxim Aggressive Profile II Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series II Account                                 78.93%
TNE Series (k) Account                                        14.24%


Maxim Moderately Aggressive Profile II Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series II Account                                 31.17%
TNE Series (K) Account                                        18.37%


Maxim Moderate Profile II Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series II Account                                 81.85%
TNE Series (K) Account                                        14.75%


Maxim Moderately Conservative Profile II Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series II Account                                 30.02%
TNE Series (K) Account                                        24.87%


Maxim Conservative Profile II Portfolio

Record Owner                                                  Percentage
------------                                                  ----------
FutureFunds Series II Account                                 81.49%
TNE Series (K) Account                                        14.87%



                             INVESTMENT PERFORMANCE

The Portfolios may quote measures of investment performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns.

Money Market Portfolio
In accordance with regulations prescribed by the SEC, the Fund is required to compute the Money Market Portfolio's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation but not investment income) in the value of a hypothetical account having a balance of one share of the Money Market Portfolio at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis by multiplying the base period return by (365/7).

The SEC also permits the Fund to disclose the effective yield of the Money Market Portfolio for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Portfolio, the types and quality of portfolio securities held by the Portfolio, and its operating expenses.


For the seven day period ending December 31, 2003, the Money Market Portfolio's yield was 0.59% and its effective yield was 0.62%.


Other Portfolios

Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of a Portfolio are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

         P(I+T)n = ERV

Where:  P        =  a hypothetical initial payment of $1,000
        T        =  average annual total return
        n        =  number of years
        ERV      =  ending redeemable value of the hypothetical $ 1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

The computation above assumes that all dividends and distributions made by a Portfolio are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of a Portfolio, or of a hypothetical investment in a Portfolio, over any period up to the lifetime of the Portfolio. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

Each Portfolio's average annual total return quotations and yield quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

Each Portfolio may also publish its distribution rate and/or its effective distribution rate. A Portfolio's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Portfolio's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Portfolio's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Portfolio's last monthly distribution. A Portfolio's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Portfolio during the month.

Other data that may be advertised or published about each Portfolio include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

Standardized Yield Quotations. The yield of a Portfolio is computed by dividing the Portfolio's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:

         2[( a - b + 1 )6 - 1 ]
             -----
             (cd)

Where:   a =      net investment income earned during the period
         b =      net expenses accrued for the period
         c =      the average daily number of shares outstanding during the
                  period that were entitled to receive dividends
         d =      the maximum offering price per share

Net investment income will be determined in accordance with rules established by the SEC.

Calculation of Total Return. Total return is a measure of the change in value of an investment in a Portfolio over the time period covered . In calculating total return, any dividends or capital gains distributions are assumed to have been reinvested in the Portfolio immediately rather than paid to the investor in cash. The formula for total return includes four steps (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of they hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Portfolio has not been in existence for at least ten years.


FORMULA: P(1+T)  to the power of N = ERV
-------

WHERE:  T =     Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

The above formula can be restated to solve for T as follows:

        T =     [(ERV/P) to the power of 1/N]-1


Set forth below is a table showing each Portfolio's inception date and its average annual total return for one, five and ten years or the life of the Portfolio for the periods ended December 31, 2003.


                                                        Inception    One Year   Five Years   Ten Years      Since
Portfolio                                                  Date                                           Inception


Maxim Loomis Sayles Bond                               11/1/94       30.10%     10.21%       N/A         11.38%
Maxim U.S. Government Securities                       4/8/85        2.57%      5.99%        6.16%
Maxim U.S. Government Mortgage Securities              12/1/92       2.52%      6.07%        6.28%
Maxim Bond Index                                       12/1/92       3.08%      6.17%        6.05%
Maxim Short Duration Bond                              8/1/95        3.22%      5.56%        N/A         5.71%
Maxim Global Bond                                      7/26/99       7.36%      N/A          N/A         6.38%
Maxim Ariel MidCap Value                               1/3/94        29.57%     10.21%       13.82%
Maxim T. Rowe Price MidCap Growth                      7/1/97        37.81%     7.30%        N/A         10.62%
Maxim Ariel Small-Cap Value                            12/1/93       29.24%     10.82%       11.86%
Maxim Loomis Sayles Small-Cap Value                    11/1/94       34.28%     10.10%       N/A         13.70%
Maxim MFS(R)Small-Cap Growth                            11/1/94       30.95%     2.02%       N/A         10.98%
Maxim Index 600                                        12/1/93       38.11%     8.85%        9.71%
Maxim Templeton(R)International Equity                  12/1/93       35.34%     5.58%       5.79%
Maxim INVESCO ADR                                      11/1/94       31.30%     0.97%        N/A         6.62%
Maxim T. Rowe Price Equity/Income                      11/1/94       25.64%     5.33%        N/A         12.14%
Maxim Stock Index                                      2/25/82       28.41%     -0.48%       10.47%
Maxim Growth Index                                     12/1/93       24.85%     -4.09%       9.26%
Maxim Value Index                                      12/1/93       30.42%     1.05%        10.04%
Maxim Aggressive Profile I                             9/9/97        30.57%     2.85%        N/A         5.05%
Maxim Moderately Aggressive Profile I                  9/9/97        23.94%     3.95%        N/A         5.65%
Maxim Moderate Profile I                               9/9/97        20.19%     4.19%        N/A         5.51%
Maxim Moderately Conservative Profile I                9/9/97        16.49%     3.47%        N/A         4.63%
Maxim Conservative Profile I                           9/9/97        11.33%     4.78%        N/A         5.65%
Maxim Aggressive Profile II                            9/16/99       30.70%     N/A          N/A         0.20%
Maxim Moderately Aggressive Profile II                 9/16/99       24.25%     N/A          N/A         0.38%
Maxim Moderate Profile II                              9/16/99       20.34%     N/A          N/A         1.75%
Maxim Moderately Conservative Profile II               9/27/99       16.61%     N/A          N/A         1.98%
Maxim Conservative Profile II                          9/30/99       11.47%     N/A          N/A         3.74%


Performance Comparisons
Each Portfolio may from time to time include its yield and/or total return in advertisements or in information furnished to present or prospective shareholders. Each Portfolio may include in such advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, Inc., relevant indices and Donoghue Money Fund Report as having the same or similar investment objectives.

The manner in which total return and yield will be calculated for public use is described above. The table in the Prospectus under the heading "Performance Related Information", summarizes the calculation of total return and yield for each Portfolio, where applicable, through December 31, 2003.


                               DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting a Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning or legal advice from a qualified tax advisor.

Qualification as a Regulated Investment Company
The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, a Portfolio will seek to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, a Portfolio will not be subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. A Portfolio will be subject to tax at regular corporate rates on any income or gains that it does not distribute. Distributions by a Portfolio made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains during the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to a Portfolio's principal business of investing in stock and securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). A Portfolio is also subject to certain investment diversification requirements.

Certain debt securities purchased by a Portfolio (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for federal income tax purposes. Whether or not a Portfolio actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Portfolio each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

In addition, a Portfolio may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time a Portfolio purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt security issued after July 18, 1984 having a fixed maturity date or more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless a Portfolio elects for all its debt securities having a fixed maturity date or more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or before July 18, 1984 (unless a Portfolio makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than one year from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period a Portfolio held the security. A Portfolio may be required to capitalize, rather than deduct currently, part or all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless a Portfolio makes the election to include market discount in income currently).

If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of a Portfolio. In such event, such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.

If a Portfolio were to fail to qualify as a RIC for one or more taxable years, the Portfolio could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Portfolio had distributed to the Portfolio's shareholders a taxable dividend equal to the full amount of any earnings and profits (less the interest charge mentioned below, if applicable) attributable to such period. A Portfolio might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and proposed and temporary U.S. Treasury regulations, if the Portfolio should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Portfolio may be subject to tax on the excess (if any) of the fair market value of the Portfolio's assets over the Portfolio's basis in such assets, as of the day immediately before the first taxable year for which the Portfolio seeks to requalify as a RIC.

If a Portfolio determines that it will not qualify as a RIC under Subchapter M of the Code, the Portfolio will establish procedures to reflect the anticipated tax liability in the Portfolio's net asset value.

Excise Tax on Regulated Investment Companies
The Portfolios intend to make sufficient distributions or deemed distributions of their ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax that applies to a regulated investment company that fails to distribute specified percentages of its ordinary taxable income and capital gain net income. However, investors should note that the Portfolios may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on our understanding of the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the discussion expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                                OTHER INFORMATION

Voting Rights
The shares of the Portfolios have no preemptive or conversion rights. Shares are fully paid and nonassessable. The Fund or any Portfolio may be terminated upon the sale of its assets to another investment company (as defined in the 1940
Act), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolios. If not so terminated, the Fund or the Portfolios (as defined under the 1940 Act) will continue indefinitely.

Shareholders of a Portfolio are entitled to one vote for each Portfolio share owned and fractional votes for fractional shares owned. Pursuant to current interpretations of the 1940 Act, insurance companies that invest in a Portfolio will solicit voting instructions from owners of variable insurance contracts that are issued through separate accounts registered under the 1940 Act with respect to any matters that are presented to a vote of shareholders of that Portfolio.

Dividends rights, the right of redemption, and exchange privileges are described in the Prospectus.

Custodian
The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the assets for all Portfolios, other than the Profile Portfolios. The Profile Portfolios are self-custodied. Prior to April 1, 2003, Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105, was custodian of the assets for the Maxim Stock Index, Maxim Growth Index, Maxim Value Index and Maxim Index 600 Portfolios. Fees paid for custodial services by MCM for the period 2001-2003 are as follows:

Year       Bank of New York        JPMorgan Chase         Barclays Global Investors


2001       $788,934                $104,762               $183,021
2002       $465,074                $201,006               $187,568
2003       $803,253                $169,797               $52,150


The custodians are responsible for the safekeeping of a Portfolio's assets and the appointment of the subcustodian banks and clearing agencies. The custodians take no part in determining the investment policies of a portfolio or in deciding which securities are purchased or sold by a Portfolio. However, a Portfolio may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

Transfer and Dividend Paying Agent
Financial Administrative Services Corporation ("FASCorp"), 8515 East Orchard Road, Greenwood Village, Colorado 80111 serves as the Fund's transfer agent and dividend paying agent. FASCorp is an affiliate of the Fund and charges no fee for its services.

Independent Auditors
Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Fund's independent auditor. Deloitte & Touche LLP audits financial statements for the Fund and provides other audit, tax, and related services.

                              FINANCIAL STATEMENTS


The Fund's audited financial statements as of December 31, 2003, together with the notes thereto and the report of Deloitte & Touche LLP are incorporated by reference to Registrant's N-CSR filed via EDGAR on February 26, 2004 and N-CSR/A filed via EDGAR on April 19, 2004.

                                   APPENDIX A

Corporate Bond Ratings by Moody's Investors Service, Inc.

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Corporate Bonds Ratings by Standard & Poor's Corporation

         AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

         A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

         BB & B - Standard & Poor's describes the BB and B rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings by Moody's Investors Service, Inc.

         Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

         Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

         Prime-3 - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial Paper Ratings by Standard & Poor's Corporation

         A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

         A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

         A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

         A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.


Commercial Paper Ratings by Fitch Ratings

         F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

         F-2--Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

                                   APPENDIX B

                           GW Capital Management, LLC

                           PROXY POLICIES & PROCEDURES

PROXY VOTING POLICIES

Policy

GW Capital Management, LLC (GWCM) will vote proxies solely in the best interest of its clients, GWCM managed fund shareholders, or where employee benefit plan assets are involved, in the interest of plan participants and beneficiaries. As a matter of policy, the officers, managers and employees of GWCM will not be influenced by outside sources whose interests conflict with the interest of clients, shareholders or participants and beneficiaries. Any conflict of interest will be resolved in the best interest of the client, shareholders or participants and beneficiaries.

Voting Guidelines

Proxy issues are considered on a case-by-case basis. The following are general guidelines summarizing GWCM's position on various issues and giving a general indication of how securities will be voted on proposals dealing with particular issues. The guidelines are not exhaustive and do not include all potential voting issues. There may be instances when GWCM may not vote in strict adherence to these guidelines. The guidelines shall be reviewed regularly, and amended as changes in the marketplace demand and as developments in corporate governance occur.

1)  COMMON MANAGEMENT PROPOSALS

Election of Directors - Case by Case
         Although the election of directors is a routine issue, GWCM believes that the structure and functioning of a company's board of directors are critical to the economic success of every company. Board-related issues are therefore treated in a separate section, below.

Appointment of Auditors - Approve
Proposals to ratify independent auditors will generally be voted for unless there is a reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

Corporation Name Change - Approve

Elimination of Preemptive Rights - Approve
         Preemptive Rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

         GWCM will generally approve the elimination of Preemptive Rights, but will oppose the elimination of Limited Preemptive Rights (e.g., on proposed issues representing more than an acceptable level of dilution).

Establishment of 401(k) Plan - Approve

2)  BOARD OF DIRECTORS

GWCM supports measures which encourage and enable boards to fulfill their primary responsibility to represent the economic interests of shareholders. While we take into consideration the specific needs of companies that are in early rapid growth phases, closely held, or in severe financial difficulties, GWCM views strong, independent boards as key in the protection of shareholder value.

An "Independent Director" is a director who meets all requirements to serve as an independent director of a company under the pending NYSE rule proposals (i.e., no material business relationships with they company, no present or recent employment relationship with the company (including employment of immediate family members), and, in the case of audit committee members, no compensation for non-board services).

GWCM will examine a board's complete profile when questions of independence arise. The above factors will be considered in the examination.

Election of Directors - Case by Case
         GWCM supports management in most elections, however, it will withhold this support if the board gives evidence of acting contrary to the best economic interests of shareholders. GWCM will also withhold approval of individual directors who attend less than 75% of board meetings without providing a legitimate excuse, as GWCM believes that such failure to attend is indicative of a general failure to safeguard shareholder interests. Failure to implement shareholder proposals that have received a majority vote and implementation of dead-hand or no-hand poison pills are two situations which are considered failures to act in the best economic interests of shareholders and may cause GWCM to withhold votes for incumbent directors.

Classified Board of Directors/Staggered Terms - Oppose
         A classified board of directors is one that is divided generally into three classes, each of which is elected for a three-year term, but on a staggered schedule. At each annual meeting therefore, one-third of the directors would be subject to reelection.

         GWCM's belief is that all directors should be subject to reelection on an annual basis to discourage entrenchment, and we will generally vote against classification and for management and shareholder proposals to eliminate classification of the board.

         Occasionally, proposals to classify a board of directors will contain a clause stipulating that directors may be removed only for cause. These proposals will be opposed.

Confidential Voting - Approve
         Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. However, GWCM supports the suspension of confidential voting during proxy contests since dissidents have access to the information and GWCM does not wish to put management at an unfair disadvantage.

Cumulative Voting for Directors - Case by Case
         Cumulative voting allocates one vote for each share of stock held times the number of directors subject to election. A shareholder may cumulate his/her votes and cast all of them in favor of a single candidate, or split them among any combination of candidates. Cumulative voting enables minority shareholders to secure board representation.

         GWCM may support cumulative voting proposals at companies which have classified board structures. However we may withhold approval of proposals that further the candidacy of minority shareholders whose interests do not coincide with our fiduciary responsibility.

Director Compensation - Case by Case
         GWCM believes that compensation for independent directors should be structured to align the interests of the directors with those of shareholders, whom they have been elected to represent. To this end, GWCM has a preference for compensation packages which are based on the company's performance and which include stock and stock options.

Stock Ownership Requirements - Oppose
        GWCM will generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Independent Board Committees - Approve
         We believe that a board's nominating, compensation and audit committees should consist entirely of independent directors in order to avoid conflict of interests. We will therefore normally approve reasonable shareholder proposals to that effect. An example of an unreasonable request would be a case where a board consists of only two or three directors.

Majority Independent Board Composition - Approve
         GWCM will generally support shareholder proposals requesting that the board consist of a majority of independent directors, as we believe that an independent board faces fewer conflicts and is best prepared to protect shareholder interests.

Separation of Chairman and CEO Positions - Case by Case
         GWCM will support shareholder proposals requesting that the positions of chairman and CEO be separated if the board is composed of less than a majority independent directors.

Size of Board
         GWCM will generally oppose proposals that give management the ability to alter the size of the board.

3)  CORPORATE GOVERNANCE MATTERS

When several measures, each of which might be approved by itself, are combined in a single proposal the result may be so restrictive as to warrant opposition.

Adjournment of Meeting to Solicit Additional Votes - Case-by-Case
         Additional solicitation is costly and could result in coercive pressure on shareholders, who usually have sufficient information in the proxy materials to make an informed decision prior to the original meeting date. GWCM will therefore generally oppose such proposals unless the agenda contains proposals which we judge to be in the best interests of clients.

Increases in Authorized Shares - Case by Case
         GWCM will generally approve proposals for increases of up to 100%, but will consider larger increases if a need is demonstrated. Industry specific norms may also be considered in our vote, as well as company history with respect to the use of shares for executive compensation. Furthermore, GWCM may apply a stricter standard if the company has no stated use for the additional shares and/or has previously authorized shares still available for issue. Additionally, proposals which include shares with unequal voting rights may warrant opposition.

Stock Splits - Case by Case
         GWCM generally supports a stock split when it enhances the liquidity of a company's stock and reduces the price to a more reasonable trading range. A reverse stock split may be opposed if it is being used to make the company more closely held, thereby jeopardizing liquidity for existing shareholders.

Repurchases of Shares - Case by Case
         GWCM generally supports the repurchase of shares when it is being done because management believes the stock is undervalued. If the repurchase is an attempt to thwart a takeover, we would generally be opposed.

Indemnification of Directors and Officers - Approve
         GWCM supports the protection of directors and officers against frivolous and potentially ruinous legal actions, in the belief that failure to do so might severely limit a company's ability to attract and retain competent leadership. We will support proposals to provide indemnification which is limited to coverage of legal expenses.

Liability Insurance for Directors and Officers - Approve
         Proposals regarding liability insurance for directors and officers often appear separately from indemnification proposals. GWCM will generally support insurance against liability for acts committed in an individual's capacity as a director or officer of a company. However, GWCM will withhold approval of proposals which cover breaches of the duty of loyalty, acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, willful or negligent conduct in connection with the payment of an unlawful dividend, or any transaction from which the director derived an improper personal benefit.

Reincorporation - Case by Case
         Proposals to reincorporate in another state are most frequently motivated by considerations of anti-takeover protections or cost savings. Where cost savings are the sole issue, GWCM will favor reincorporation.

         In cases where there are significant differences in anti-takeover protections, GWCM will vote in favor of reincorporation only if shareholder discretion is not diminished by the change. As state corporation laws are continuously evolving, such a determination requires case by case analysis.

Requirement for more than Simple Majority Vote to pass proposals - Oppose

Elimination of Shareholders' Right to Call Special Meeting - Oppose

Prohibition of Shareholder Action Outside Meetings - Oppose

4)  ANTI-TAKEOVER MATTERS

Blank Check Preferred - Case by Case
         These proposals are for the authorization of a class of preferred stock in which voting rights are not established in advance, but are left to the discretion of the board of directors on a when issued basis. The authority is generally viewed as affording the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without reference to a shareholder vote. However, in some cases it may be used to provide management with the flexibility to consummate beneficial acquisitions, combinations or financings.

         GWCM will oppose these proposals as a transfer of authority from shareholders to the board and a possible entrenchment device. However, if there are few or no other anti-takeover measures on record and the company appears to have a legitimate financing motive for requesting the authority, or has used blank check preferred stock for past financings, GWCM will approve the proposal, subject to dilution considerations as described in the guideline regarding increases in authorized shares.

Differential Voting Power - Oppose
         This involves the authorization of a class of common stock having superior voting rights over existing common stock or entitled to elect a majority of the board.

Poison Pill Plans  - Oppose
         Also known as Shareholder Rights Plans, these involve call options to purchase securities of a target firm on favorable terms. The options are exercisable only under certain circumstances, usually hostile tender offers. These plans are not subject to shareholder vote. However, the shares required to fund the plan must be authorized. Since these shares are generally blank check preferred, GWCM will oppose them.

         These proposals generally only appear as shareholder proposals requesting that existing plans be put to a vote. The vote is non-binding. GWCM will vote in favor of shareholder proposals to rescind poison pills.

         GWCM's policy is to examine these plans individually. Most plans are opposed, however, GWCM may approve plans which include a 'permitted bid' feature. Permitted bid features have appeared in some Canadian poison pill plans. They require shareholder ratification of the pill, stipulate a sunset provision whereby the pill expires unless it is renewed and specify that an all cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces a special meeting at which the offer is put to a shareholder vote.

Stakeholder Provision  - Oppose
         Stakeholder provisions introduce the concept that the board may consider the interests of constituencies other than shareholders in the evaluation of takeover offers.

         GWCM believes that this concept is inconsistent with public ownership of corporations.

5)  MANAGEMENT COMPENSATION MATTERS

Employee Stock Purchase Plans - Case-by-Case
         Employee stock purchase plans (ESPPs) give the company's employees the opportunity to purchase stock in the company. We believe these plans can provide performance incentives and lead to employees' identification with shareholder interests. The most common form of ESPPs are those that qualify for favorable tax treatment under Section 423 of the Internal Revenue Code. Section 423 plans must permit all full-time employees to participate, carry restrictions on the maximum number of shares that can be purchased, carry an exercise price of at least 85 percent of fair market value on grant date, and be approved by shareholders. GWCM will approve ESPPs that include: (1) a purchase price equal to or greater than 85 percent of fair market value, and (2) voting power dilution of ten percent or less.

Golden Parachutes - Case-by-Case
         Golden parachutes provide for compensation to management in the event of a change in control. GWCM views this as encouragement to management to consider proposals which might be beneficial to shareholders. We will normally approve plans put to shareholder vote unless there is clear evidence of excess or abuse.

         GWCM will also approve shareholder proposals requesting that implementation of such arrangements require shareholder approval. This preserves the shareholder's right as owner of the company to oversee compensation arrangements with substantial potential for transfer of shareholder wealth.

Pay-for-Performance Plans - Approve
         The Omnibus Budget Reconciliation Act requires companies to link executive compensation exceeding $1 million to preset performance goals and submit the plans for shareholder approval in order for such compensation to qualify for federal tax deductions. The law further requires that such plans be administered by a compensation committee comprised solely of independent directors. Because the primary objective of such proposals is to preserve the deductibility of such compensation, GWCM is biased toward approval in order to preserve net income. However, proposals which authorize excessive dilution may be declined. When an objectionable plan is coupled with poor performance, we will consider withholding votes from compensation committee members.

Option Plans - Case-by-Case
        GWCM supports option plans which provide incentive to directors, managers and other employees by aligning their economic interests with those of the shareholders while limiting the transfer of wealth from the company. Because of their potential effect on shareholder value, we believe that shareholders should be given the opportunity to vote to the fullest extent possible prior to the adoption or amendment of an option plan. In situations where a company has foregone shareholder approval, we may consider applying a stricter standard in the approval of increases in share authorization. GWCM may also consider withholding votes for members of the compensation committee. Option plan evaluations are therefore based on the total cost to shareholders and give effect to the incentive aspects of the plan.

        In principle, GWCM opposes the repricing and exchange of options, but we will consider the impact of such features on high-tech, emerging and growth companies and merger situations. Such consideration will focus on the cost-benefit relationship. In cases where repricings that we consider inappropriate have occurred without shareholder approval, we will consider withholding votes for members of the compensation committee.

6)  MERGERS, ASSET SALES & CAPITAL RESTRUCTURINGS

In reviewing merger and asset sale proposals, GWCM's primary concern is the best economic interest of shareholders. Voting on such proposals involves considerations unique to each transaction. As a result, GWCM will vote on a case-by-case basis on board-approved proposals to effect these types of transactions.

7)  SOCIAL ISSUES

From time to time, GWCM is asked to vote on shareholder proposals which address a variety of social issues. We vote in all cases in the best economic interests of shareholders, plan participants and beneficiaries. GWCM does not generally support proposals that lack a demonstrable economic benefit for shareholders.

                            PROXY VOTING PROCEDURES

                               GENERAL PROCEDURES

The Operations Area of GWCM is responsible for administering the proxy voting process as outlined below. Each client's custodian is responsible for forwarding proxy solicitation materials to GWCM. When proxy solicitation materials are obtained, the Operations Area updates a database for notices of all new shareholder meetings, indicating company name, meeting date, issues for voting, and vote status. The CUSIP and ticker symbol will also be included if they are available through reasonably practicable means. The database will also indicate whether issues are shareholder or management proposals and, upon voting, if the vote has been made with or against management.

Proxy solicitation materials are then forwarded to the portfolio manager for review of the issues and determination of GWCM's voting position in accordance with the policies detailed above. The portfolio manager communicates the voting position to the Operations Area.

The Operations Area logs the voting position and date of vote submission in the proxy database. The Operations Area then submits votes electronically to the soliciting company as directed in the proxy solicitation materials, if electronic voting is available. If electronic voting is not available, phone or mail voting may be utilized. If mail voting is used, a copy of the voting card is retained.

Proxy solicitation materials, records of votes cast and any documents prepared by GWCM that were material to making a decision regarding a vote, or that memorialize the basis for the decision, are retained for at least five years in an easily accessible place, the first two years on the premises of GWCM.

Voting summary information is provided annually to the Board of Managers for review. In addition, summary information is posted to the Company's website and made available to clients as requested.

The Operations Area provides voting information to the Legal area annually for inclusion in Form N-PX. Information is to be included for the 12-month period from July 1 to June 30.

                          SUB-ADVISER RESPONSIBILITIES

As designated in the applicable sub-advisory agreement, GWCM may assign proxy voting responsibility to a sub-adviser. In this instance, proxy solicitation materials will generally be sent from the applicable custodian directly to the sub-adviser. Sub-advisers may utilize their own policies and procedures in voting proxies.

Annually, GWCM will obtain each sub-adviser's proxy voting policies and procedures and submit them to the GWCM Managers for review.

Annually, the Operations Area will obtain voting information from each sub-adviser for client disclosure as may be required, and for inclusion in investment company clients' Form N-PX.

                              CONFLICTS OF INTEREST

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if GWCM or an affiliate thereof has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. In the case of an investment company, a conflict of interest may arise between the investment company's shareholders and its investment adviser, principal underwriter, or an affiliated person of the investment company, its investment adviser or principal underwriter. Any individual with knowledge of a conflict of interest (for example, a personal conflict of interest such as a familial relationship with company management or a conflict involving a GWCM affiliate that has a business relationship with the company soliciting the proxy) relating to a particular referral item shall disclose that conflict to the Legal Department and otherwise remove himself or herself from the proxy voting process. Any conflict of interest will be resolved by disclosing the conflict to the client (in the case of an investment company client, to its Board of Directors or an appropriate Committee thereof) for consent or direction regarding the proxy at issue.

                ------------------------------------------------


                          ARIEL CAPITAL MANAGEMENT, LLC
                      PROXY VOTING POLICIES AND PROCEDURES
                                    July 2003

I.       Introduction

Ariel Capital Management, LLC ("Ariel"), as a federally registered investment adviser, exercises a voice on behalf of its clients in matters of corporate governance through the proxy voting process. Ariel takes its ownership responsibilities very seriously. Ariel exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients' investments.

Ariel acquires and holds a company's securities in the portfolios it manages with the expectation that the securities will be a good long-term investment and will appreciate in value. As such, Ariel votes proxies with a focus on the investment implications of each proxy proposal. While Ariel's proxy voting guidelines, which are attached as Exhibit A, provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Ariel's voting guidelines are designed to reflect our view of their potential impact on long-term shareholder value. These guidelines will frame the analysis of each proxy issue and provide a basis for decision-making. In evaluating issues, Ariel may consider information from many sources.

II.      Proxy Voting Decisions

Ariel votes proxies on behalf of each investment advisory client who delegates proxy voting authority and delivers the proxies to Ariel. A client may retain proxy voting powers, give particular proxy voting instructions to Ariel, or have a third party fiduciary vote proxies.

Subject to the oversight and review of the Compliance Officer, Ariel research analysts are responsible for monitoring corporate actions and analyzing issues raised by client proxies if Ariel has been assigned the right to vote the proxies. Administrative personnel ensure that the proxies are voted and that voting is done in a timely manner.

If a client has not authorized Ariel to vote its proxies, these Proxy Voting Policies and Procedures will not apply to that client's account. The scope of Ariel's responsibilities with respect to voting proxies is ordinarily determined by Ariel's contracts with its clients and applicable law.

Prior to casting a vote, Ariel may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Ariel may express to company management its views on key issues that affect shareholder value.

III.     Conflicts of Interest

Ariel has adopted a Code of Ethics, Insider Trading Policy, and other compliance policies and procedures to preserve the independence of its investment advice to its clients. Nonetheless, from time to time, a proxy proposal may involve an apparent conflict between the interests of Ariel's client and the interests of Ariel or any affiliated person of Ariel. In reviewing proxy issues to identify any potential material conflicts between Ariel's interests and those of its clients, Ariel will consider:

         (1) Whether Ariel has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Ariel may have an economic incentive to vote in a manner that would please corporate management if Ariel was in the process of seeking a client relationship with a company and wanted that company's corporate management to direct business to Ariel. Such business could include, among other things, managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or

         (2) Whether there are any business or personal (including familial) relationships between an Ariel employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.

Compliance will initiate the process of soliciting information from our marketing departments regarding any actual or potential conflicts as outlined above. Compliance then forwards such information to the Ariel research analysts responsible for deciding how the proxy should be voted and documenting their reasoning. Analysts consult with the Director of Research if questions arise during their review of proxy proposals. Administrative personnel vote the proxies in conformance with direction received from the research analysts or the Proxy Resolution Committee (defined below).

If it is determined that a material conflict of interest may exist, such as a business relationship with a portfolio company, the proxy will be referred by the analyst to the Proxy Resolution Committee (the "Committee"). The Committee is charged with determining that the analysts' decisions regarding proxy voting are based on the best interests of our clients and are not the product of a conflict. Proxy votes consistent with Exhibit A, "General Proxy Voting Guidelines," are presumed to be consistent with the best interests of clients but are still subject to review and approval by the Committee. The Committee consists of the following individuals:

         (1) The four Senior Vice Presidents of Portfolio Management; and (2) The Compliance Officer (in his absence, the General Counsel).

Any decision by the Committee must be approved by at least 3 of the 5 members of the Committee.

IV.      Disclosures to Clients

Proxy information will be provided to clients in accordance with their agreement with Ariel or upon request. Upon a client's request for information, Ariel will furnish, without charge, to the requesting client (a) a copy of these Proxy Voting Policies and Procedures, including the guidelines in Exhibit A, or (b) information about how Ariel voted with respect to such client's securities. Except as otherwise directed by a client or required by law, Ariel will maintain the confidentiality of how it plans to vote or has voted proxies relating to such client's securities.

Ariel will disclose to its clients, in its written disclosure statement on Part II of Form ADV or elsewhere (as deemed necessary or appropriate):

o How clients may obtain information from Ariel about how Ariel voted with respect to their securities; and

o A summary of Ariel's proxy voting policies and procedures as well as how a client may request a copy of these Proxy Voting Policies and Procedures (Exhibit B).

V.       Books and Records Relating to Proxies

In connection with voting proxies and these Proxy Voting Policies and Procedures, Ariel maintains (in hardcopy or electronic form) such books and records as may be required by applicable law, rules or regulations, including:

o        Ariel's policies and procedures relating to voting proxies;

o A copy of each proxy statement that Ariel receives regarding clients' securities, provided that Ariel may rely on (a) a third party to make and retain, on Ariel's behalf, pursuant to a written undertaking, a copy of proxy statements or (b) obtaining a copy of proxy statements from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;

o A record of each vote cast by Ariel on behalf of clients, provided that Ariel may rely on a third party to make and retain, on Ariel's behalf, pursuant to a written undertaking, records of votes cast;

o Copies of any documents created by Ariel that were material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision; and

o A record of each written client request for proxy voting information and a copy of any written response by Ariel to any written or oral client request for information on how Ariel voted proxies on behalf of the requesting client.

Such books and records will be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in Ariel's main business office.

VI.      General Proxy Voting Guidelines

Attached to these Proxy Voting Policies and Procedures is Exhibit A, "General Proxy Voting Guidelines," which describe Ariel's general proxy voting guidelines. These guidelines are not intended to address every proxy proposal that may arise, and Ariel reserves the right to depart from these guidelines when Ariel believes that it is in its client's best interest to do so. All deviations from the stated guidelines will be documented.

VII.     Amendments

These Proxy Policies and Procedures are subject to change as necessary to remain current with applicable rules and regulations and Ariel's internal policies and procedures. Clients will be notified of all material changes.

                                    EXHIBIT A
                          ARIEL CAPITAL MANAGEMENT, LLC
                         GENERAL PROXY VOTING GUIDELINES

                                    July 2003

As part of our investment process we place extraordinary emphasis on a company's management, its Board and its activities. We look for companies with high quality managements, as represented by their industry experience, the quality of products and services provided and their reputations within the community. As a result, it is generally the policy of Ariel to vote its investment responsibility shares in favor of proposals recommended by the Board, except when a Board proposal or recommendation has the potential to run counter to our goal of maximizing the long-term value of our clients' investments.

While the majority of proxies voted are routine issues, i.e., election of directors and selection of auditors, all non-routine issues are analyzed on a case-by-case basis by the Ariel research analyst who follows the company in question. Below is a summary of the guidelines which generally guide this decision-making.

1.) Increase in the number of authorized shares. While we realize that an increase in the number of authorized shares can raise needed capital, we are also wary of dilution of existing shareholder interest. As such, these issues are voted on a case-by-case basis.

2.) Approval and/or amendments to Executive compensation. We recognize the need for companies to have flexibility in the way they compensate executives and to utilize a variety of tools, including options and restricted stock, to provide incentive to employees. In general, we favor stock incentive plans as they promote employee loyalty and encourage a greater effort by those who have a vested interest in the company. With that said, compensation should be structured to reward management for superior performance and not in response to general market moves or consistent underperformance versus peers.

3.) Size of the Board of Directors. In theory, capping the number of directors should eliminate any manipulation by management over the Board. As such, in most instances, we favor a fixed number of directors. Increasing the size of the Board has the potential to dilute the voting power of individual members and enable management to surround itself with cohorts, thereby increasing management's ability to manipulate the Board. We would only vote in favor of such an issue if shareholders stood to benefit.

4.) Classified Board and/or Staggered Board. In general, we are not opposed to classified Boards. However, in rare instances we oppose classified Boards if there is reason to question management's candor with shareholders, management's capital allocation decisions, and/or in cases where management consistently fails to retain or attract good people. Additionally, we may oppose classified Boards if they limit shareholder control and reduce shareholder ability to effect change.

5.) Withholding Board Authority. In general, we do not vote to withhold Board Authority. However, in rare instances we may do so if we are concerned that actions of senior management and the Board will fail to enhance shareholder value.

6.) Cumulative Voting. Cumulative voting is a corporate governance tool that can protect shareholder interests. It is a way of giving shareholders access and influence over the election of directors. We are "For" cumulative voting when it enhances the voice of the shareholder, especially when it gives minority shareholders an opportunity to name a representative(s) to the Board. On the other hand, if cumulative voting is used by a minority shareholder for the purpose of disrupting the Board for any short-term gain, we are strictly opposed. It is worth noting that in our role as passive investors, we never seek Board representation or active involvement in the day-to-day management of a company.

7.) Golden Parachutes. Because most golden parachutes give executives such extreme compensation in exchange for a change in corporate control with no regard for either performance or shareholders return, we are generally opposed to any proposal for this type of compensation.

8.)      Poison Pills. In general, we oppose poison pills.

9.) Mergers/Reorganizations. We strongly believe shareholders have an absolute right to vote on mergers and reorganizations. We review each of these instances on a case-by-case basis to determine whether to support or reject such a proposal. Decisions are based on our view of the best long-run prospects for the company and whether the restructuring/merger is consistent with that long-run performance. Moreover, the terms and provisions of the merger/restructuring must be fair to existing shareholders.

10.) Northern Ireland. We vote in favor of any shareholder proposal which calls for the adoption or implementation of the MacBride principles.

11.) Environmental. Because a company's environmental policies and record can have a substantial effect on financial performance, we favor resolutions asking for a report of current environmental practices.

12.) Shareholder Activism. We believe strong financial results can be linked to corporate responsibility. We believe businesses that are environmentally friendly, support community involvement and promote corporate diversity improve their chances for long-term financial success.

                                    EXHIBIT B
                          Ariel Capital Management, LLC
                    Summary of Proxy Policies and Procedures

In accordance with applicable regulations and law, Ariel Capital Management, LLC ("Ariel"), a federally registered investment adviser, is providing this summary of its Proxy Voting Policies and Procedures (the "Proxy Policies") concerning proxies voted by Ariel on behalf of each investment advisory client who delegates proxy voting authority and delivers the proxies to us. A client may retain proxy voting powers, give particular proxy voting instructions to us, or have a third party fiduciary vote proxies. Our Proxy Policies are subject to change as necessary to remain current with applicable rules and regulations and our internal policies and procedures. Clients will be notified of all material changes.

As part of our investment process we place extraordinary emphasis on a company's management, its Board and its activities. We look for companies with high quality managements, as represented by their industry experience, the quality of products and services provided and their reputations within the community. As a result, it is generally the policy of Ariel to vote client shares in favor of proposals recommended by the Board, except when Ariel believes a Board proposal or recommendation has the potential to run counter to our goal of maximizing the long-term value of our clients' investments.

We have established general guidelines for voting proxies on behalf of our clients. While these generally guide our decision-making, all issues are analyzed by the Ariel research analyst who follows the company. As a result, there may be cases in which particular circumstances lead us to vote an individual proxy differently than otherwise stated within our general proxy voting guidelines. In such cases, we will document our reasoning.

If it is determined that a material conflict of interest may exist, such as a business relationship with a portfolio company, the proxy will be referred to Ariel's Proxy Resolution Committee. The Proxy Resolution Committee is charged with determining that the analysts' decisions regarding proxy voting are based on the best interests of our clients and are not the product of a conflict.

For each proxy, Ariel maintains records as required by applicable law. Proxy voting information will be provided to clients in accordance with their agreement with us or upon request. A client may request a copy of Ariel's Proxy Voting Policies and Procedures, or a copy of the specific voting record for their account, by calling us at 1-800-725-0140, or writing to Ariel Capital Management, LLC at 200 East Randolph Drive, Suite 2900, Chicago, IL 60601.


         ---------------------------------------------------------------


                   THE BANK OF NEW YORK - BNY ASSET MANAGEMENT
                      PROXY VOTING POLICIES AND PROCEDURES
                                  June 30, 2003

I.        Introduction and General Principles

A. BNY Asset Management, a division of The Bank of New York ("Adviser") and certain of its affiliates are generally responsible for voting have been delegated the authority and responsibility to vote the proxies of certain of its respective trust and investment advisory clients, including both ERISA and non-ERISA clients.

B. Adviser understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

C. Adviser believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with Adviser's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.

D. In instances where Adviser does not have authority to vote client proxies, or upon the request of any client, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

E. In all circumstances, Adviser will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from Adviser's policies and procedures.

F. There may be circumstances under which Adviser may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). Adviser understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and , in the case of an ERISA client, the plan's participants and beneficiaries. Adviser's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.


II.       Responsibility and Oversight

A. Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process, including:

(1) developing, authorizing, implementing and updating Adviser's policies and procedures; (2) overseeing the proxy voting process; and
(3) engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies. The Proxy Committee is currently retaining Institutional Shareholder Services ("ISS") to act as voting delegate. However, the Proxy Committee may elect to retain another proxy consultant, in which event such replacement proxy consultant shall perform ISS's duties as set out in these procedures.

B. Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

C. The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, the chief trust officer, a senior portfolio manager and members of the Legal and Compliance and Portfolio Administration Departments.

D. In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

III.      Proxy Voting Guidelines

A. Adviser has determined that, except as set forth below, with respect to all clients that are not Socially Responsive Clients, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines which have been prepared by the Adviser and ISS. A summary of the current applicable proxy voting guidelines is attached to these Voting Policies and Procedures as Exhibit A.

B. Except as set forth in Section III, Paragraph D below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.

C. There may be circumstances under which the Chief Investment Officer, a portfolio manager or other investment professional ("Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with ISS recommendations. In such event, the procedures set forth in Section V, Paragraph C will be followed.

IV.       Proxy Voting Procedures

A. If a client makes a specific request, Adviser will vote client proxies in accordance with such client's request even if it is in a manner inconsistent with Adviser's policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.

B. At the recommendation of the Proxy Committee, Adviser has engaged ISS as its voting delegate to:

       (1) research and make voting determinations in accordance with the proxy voting guidelines described in Section III;

       (2) vote and submit proxies in a timely manner; (3) handle other administrative functions of proxy voting;
       (4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

       (5) maintain records of votes cast; and
       (6) provide recommendations with respect to proxy voting matters in general.
C. Except in instances where clients have retained voting authority, Adviser will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

D. Notwithstanding the foregoing, Adviser retains final authority and fiduciary responsibility for proxy voting.

V. Conflicts of Interest

A. Adviser has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as a result of business conducted by ISS. Adviser believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices.

B. As ISS will vote proxies in accordance with the proxy voting guidelines described in Section III or as ISS recommends, Adviser believes that this process is reasonably designed to eliminate address material conflicts of interest that may arise between Adviser and a client as to how proxies are voted.

C. In the event that an Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, such Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time. Such questionnaire will require specific information, including the reasons the Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between Adviser and the client with respect to the voting of the proxy in that manner.

The Proxy Committee will review the questionnaire completed by the Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between Adviser and the client with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between Adviser and the client, the Proxy Committee may will make a determination whether to vote such proxy as recommended by the Investment Professional. In the event of such a determination to vote the proxy as recommended by the Investment Professional, an authorized member of the Proxy Committee shall instruct ISS to vote in such manner with respect to such client or clients.

In the event that the Proxy Committee determines that the voting of a proxy as recommended by the Investment Professional presents a material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

D. In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between Adviser and the client, an authorized member of the Proxy Committee shall instruct ISS to vote in such manner with respect to such client or clients.

In the event that the Proxy Committee determines that such vote presents a material conflict of interest between Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) disclose such conflict to the client or clients and obtain written direction from the client as to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) engage another independent third party to determine how proxies should be voted.

E. Material conflicts cannot be resolved by simply abstaining from voting.




VI.  Recordkeeping

Adviser will maintain records relating to the implementation of these proxy voting policies and procedures, including: (1) a copy of these policies and procedures which shall be made available to clients, upon request; (2) proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or ISS); (3) a record of each vote cast (which ISS maintains on Adviser's behalf); (4) a copy of each questionnaire completed by any Investment Professional under Section V above; (5) any other document created by Adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
(6) each written client request for proxy voting records and Adviser's written response to any client request (written or oral) for such records.
Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.

VII.   Disclosure

Except as otherwise required by law, Adviser has a general policy of not disclosing to any issuer or third party how Adviser or its voting delegate voted a client's proxy.


                                    EXHIBIT A
                   The Bank Of New York - BNY Asset Management
                               Proxy Voting Policy

I.       M0100s  Management Proposals - Routine/Business

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy

M0101    Ratify Auditors                                                        FOR              FOR
M0102    Change Date/Location of Annual Meeting                                 FOR              FOR
M0105    Accept Financial Statements and Statutory Reports                      FOR
M0106    Amend Articles/Charter--General Matters                                FOR              FOR
M0107    Approve Dividends                                                      FOR
M0109    Approve Remuneration of Auditors                                       FOR
M0111    Change Company Name                                                    FOR              FOR
M0113    Approve Investment Advisory Agreement                                  C by C           FOR
M0114    Amend Investment Advisory Agreement                                    C by C           FOR
M0116    Authorize Filing of Required Documents/Other Formalities               FOR
M0117    Designate Inspector or Shareholder Representative(s) of                FOR
         Minutes of Meeting
M0119    Reimburse Proxy Contest Expenses                                       C by C           C by C
M0120    Approve Proposed Changes to Bank Charter                               C by C           C by C
M0121    Approve Continuation of Company Under Canadian                         FOR
         Business Corporation Act
M0122    Adopt New Articles of Association/Charter                              C by C
M0123    Approve Special Auditors' Report Regarding Related-Party               FOR
         Transactions
M0124    Approve Stock Dividend Program                                         C by C
M0125    Other Business                                                         AGAINST         AGAINST
M0126    Amend Charter or Bylaws--Non-Routine                                   C by C          C by C
M0128    Designate Newspaper to Publish Meeting Announcements FOR
M0129    Approve Minutes of Meeting                                             FOR
M0131    Approve Change of Fundamental Investment Policy                        C by C           FOR
M0135    Amend Corporate Purpose                                                FOR
M0136    Approve Auditors and Authorize Board to Fix Remuneration               FOR
         of Auditors
M0137    Miscellaneous Proposal--Company-Specific                               C by C
M0138    Authorize Board to Ratify and Execute Approved                         FOR
         Resolutions
M0140    Approve Multiple Classes of Stock/Same Voting Rights                    C by C           C by C
M0150    Receive Financial Statements and Statutory Reports                     FOR              FOR
M0151    Approve Financial Statements, Allocation of Income, and                FOR
         Discharge Directors
M0152    Approve Allocation of Income and Dividends                             C by C
M0153    Approve Allocation of Dividends on Shares Held by                      FOR
         Company
M0154    Approve Continuation of Company Under Provincial                       C by C
         Business Corporation Act
M0155    Appoint Auditors and Deputy Auditors                                   FOR
M0156    Ratify Alternate Auditor                                               FOR
M0157    Appoint Censor(s)                                                      FOR
M0158    Approve Remuneration of Directors and Auditors                         FOR
M0159    Change Location of Registered Office/Headquarters                      FOR
M0160    Approve Listing of Shares on a Secondary Exchange                      FOR
M0161    Appoint Agencies to Rate the Company's Publicly Offered                FOR
         Securities
M0162    Designate Risk Assessment Companies                                    FOR
M0163    Approve Investment and Financing Policy                                FOR
M0164    Open Meeting                                                           None
M0165    Close Meeting                                                          None
M0166    Allow Questions                                                        None
M0167    Announce Vacancies on Supervisory Board                                None
M0168    Elect Chairman of Meeting                                              FOR
M0169    Prepare and Approve List of Shareholders                               FOR
M0170    Acknowledge Proper Convening of Meeting                                FOR
M0171    Elect Members of Election Committee                                    FOR
M0172    Consider Measures to Address the Decline in the                        FOR
         Company's Net Asset Value Relative to Its Capital
M0173    Approve Standard Accounting Transfers                                  FOR
M0174    Receive Shareholders' Committee Report                                 FOR
M0175    Transact Other Business                                                None
M0176    Change Fiscal Year End                                                 C by C

II.      M0200s  Management Proposals - Director Related

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy

M0201    Elect Directors                                                        C by C           FOR
M0202    Fix Number of Directors                                                FOR              FOR
M0203    Approve Increase in Size of Board                                       C by C           FOR
M0204    Approve Decrease in Size of Board                                      C by C           FOR
M0205    Allow Board to Set its Own Size                                        AGAINST         AGAINST
M0206    Classify the Board of Directors                                        AGAINST         AGAINST
M0207    Eliminate Cumulative Voting                                            AGAINST         FOR
M0208    Fix Number of and Elect Directors                                      C by C           C by C
M0209    Approve Director/Officer Liability Provisions                          C by C           C by C
M0210    Approve Director/Officer Indemnification Provisions                    C by C           C by C
M0211    Approve Director/Officer Indemnification Agreements                    C by C           C by C
M0212    Approve Director/Officer Liability and Indemnification                 C by C           C by C
M0215    Declassify the Board of Directors                                      FOR              FOR
M0216    Remove Age Restriction for Directors                                   FOR              FOR
M0217    Establish/Alter Mandatory Retirement Policy for Directors              C by C           C by C
M0218    Elect Director to Represent Class X Shareholders                       C by C
M0219    Approve Remuneration of Directors                                      C by C
M0222    Allow Board to Delegate Powers to Committees                           C by C           C by C
M0223    Adopt/Amend Nomination Procedures for the Board                        C by C           AGAINST
M0225    Elect Directors (Opposition Slate)                                     C by C           C by C
M0226    Classify Board and Elect Directors                                     AGAINST         AGAINST
M0227    Amend Articles--Board-Related                                           C by C           C by C
M0228    Elect Alternate/Deputy Directors                                       C by C           C by C
M0229    Authorize Board to Fill Vacancies                                      AGAINST         AGAINST
M0231    Adopt or Amend Director Qualifications                                 C by C           FOR
M0232    Change Range for the Size of the Board                                 C by C
M0233    Elect Company Clerk/Secretary                                          FOR              FOR
M0250    Elect Supervisory Board Member                                         FOR
M0251    Elect Employee Representative to the Board                             FOR              FOR
M0252    Create Position of Honorary Director                                   FOR              FOR
M0253    Amend Articles to Change Size of Supervisory Board                     FOR
M0254    Allow Board to Appoint Additional Directors Between                    C by C
         Annual Meetings
M0255    Amend Quorum Requirements                                              C by C           FOR
M0256    Appoint Members of Shareholders' Committee                             FOR              FOR
M0257    Elect Board Representative for Holders of Savings                      FOR              FOR
         Shares and Fix His/Her Remuneration
M0258    Determine Number of Members and Deputy Members of                      FOR
         Board
M0259    Elect Members and Deputy Members of Corporate                          FOR
         Assembly
M0260    Approve Discharge of Management Board                                  FOR
M0261    Approve Discharge of Supervisory Board                                 FOR
M0262    Approve Discharge of Management and Supervisory Board                  FOR
M0263    Approve Discharge of Auditors                                          FOR
M0264    Approve Discharge of Board and President                               FOR
M0267    Company Specific--Board-Related                                        C by C

III.     M0300s  Management Proposals - Capitalization

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy

M0301    Authorize a New Class of Common Stock                                  C by C           C by C
M0302    Authorize New Class of Preferred Stock                                 C by C           C by C
M0304    Increase Authorized Common Stock                                       C by C           FOR
M0305    Increase Authorized Preferred Stock                                    C by C           C by C
M0306    Increase Authorized Preferred and Common Stock                         C by C           C by C
M0307    Approve Stock Split                                                    FOR              FOR
M0308    Approve Reverse Stock Split                                            C by C           C by C
M0309    Approve Increase in Common Stock and a Stock Split                     C by C           FOR
M0312    Issue Common Stock Upon Conversion of Preferred Stock                  C by C           FOR
M0313    Approve Issuance of Warrants/Convertible Debentures                    C by C           C by C
M0314    Eliminate Preemptive Rights                                            FOR              C by C
M0315    Eliminate/Adjust Par Value of Common Stock                             FOR              FOR
M0316    Amend Votes Per Share of Existing Stock                                C by C           AGAINST
M0318    Authorize Share Repurchase Program                                     FOR              FOR
M0319    Authorize Board to Set Terms of Preferred                              AGAINST         AGAINST
M0320    Eliminate Class of Preferred Stock                                     FOR              FOR
M0321    Eliminate Class of Common Stock                                        FOR              FOR
M0322    Cancel Company Treasury Shares                                         FOR              FOR
M0323    Approve Issuance of Shares for a Private Placement                     C by C           C by C
M0325    Reduce Authorized Common Stock                                         FOR              FOR
M0326    Authorize Capitalization of Reserves for Bonus Issue or                FOR
         Increase in Par Value
M0327    Approve Reduction in Stated Capital                                    FOR
M0328    Approve Increase in Authorized Capital                                 C by C
M0329 Authorize Issuance of Equity or Equity-Linked Securities                  C by C
         with Preemptive Rights
M0330    Company Specific--Equity-Related                                       C by C           C by C
M0331    Approve Issuance of Equity or Equity-Linked Securities                 C by C
         without Preemptive Rights
M0332    Increase Authorized Common Stock and Authorize New                     C by C           C by C
         Class of Preferred Stock
M0334    Increase Authorized Common Stock and Authorize New                     C by C           C by C
         Class of Common Stock
M0335    Adopt/Amend Dividend Reinvestment Plan                                 C by C           FOR
M0336    Increase Capital Stock for Use in Shareholder Rights Plan              AGAINST         AGAINST
M0338    Reduce Authorized Preferred Stock                                      FOR              FOR
M0339    Reduce Authorized Common and Preferred Stock                           FOR              FOR
M0340    Extend Redemption Date of Common/Preferred Stock                       C by C           C by C
M0341    Approve Dual Class Stock Recapitalization                              AGAINST         AGAINST
M0342    Approve/Amend Stock Ownership Limitations                              C by C           C by C
M0343    Approve/Amend Securities Transfer Restrictions                         AGAINST
M0344    Consent to Amended Bond Indenture                                      C by C
M0350    Authorize Stock With Other Than One Vote Per Share                     AGAINST
M0351    Approve Unlimited Capital Authorization                                AGAINST
M0352    Convert Multiple Voting Shares to Common Shares                        FOR
M0353    Ratify Past Issuance of Shares                                         C by C
M0354    Approve Creation of Conditional Capital                                C by C
M0355    Approve Conversion of Participation Certificates                       FOR
M0356    Authorize Issuance of Investment Certificates                          C by C
M0357    Authorize Issuance of Warrants with Preemptive Rights                  C by C
M0358    Authorize Issuance of Warrants without Preemptive Rights               C by C
M0359    Authorize Issuance of Shares with Warrants Attached with               C by C
         Preemptive Rights
M0360    Authorize Issuance of Shares with Warrants Attached                    C by C
         without Preemptive Rights
M0361    Authorize Issuance of Bonds with Warrants Attached with                C by C
         Preemptive Rights
M0362    Authorize Issuance of Bonds with Warrants Attached                     C by C
         without Preemptive Rights
M0363    Authorize Issuance of Convertible Bonds with Preemptive                C by C
         Rights
M0364    Authorize Issuance of Convertible Bonds without                        C by C
         Preemptive Rights
M0365    Authorize Issuance of Equity Upon Conversion of a                      C by C
         Subsidiary's Equity-Linked Securities
M0366    Authorize Capital Increase for Future Share Exchange Offers            C by C
M0367    Set Global Limit for Capital Increase to Result From All               C by C
         Issuance Requests
M0368    Approve Issuance of Shares Pursuant to the Share Option                C by C
         Scheme
M0369    Approve Issuance of Eurobonds                                          C by C
M0370    Authorize Issuance of Bonds/Debentures                                 C by C
M0371    Approve Renewal of Unmarketable Parcels Provision                      FOR
M0372    Approve Bond Repurchase                                                FOR
M0373    Authorize Reissuance of Repurchased Shares                             FOR
M0374    Approve Reduction in Share Capital                                     FOR
M0375    Approve Reduction/Cancellation of Share Premium Account                FOR
M0376    Convert Form of Securities                                             C by C
M0377    Amend Articles/Charter to Reflect Changes in Capital                   FOR
M0378    Amend Articles/Charter--Equity-Related                                 C by C

IV.      M0400s  Management Proposals - Reorg. and Mergers

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy

M0401    Change State of Incorporation [  ]                                     C by C           C by C
M0404    Approve Reorganization Plan                                            C by C           C by C
M0405    Approve Merger Agreement                                               C by C           C by C
M0407    Approve Restructuring Plan                                             C by C           C by C
M0410    Issue Shares in Connection with an Acquisition                         C by C           FOR
M0411    Approve Disposition of Assets and Liquidate Company                    C by C           C by C
M0412    Approve Recapitalization Plan                                          C by C           C by C
M0413    Amend Articles--Organization-Related                                   C by C           C by C
M0414    Company Specific--Organization-Related                                 C by C
MO415   Approve Sale of Company Assets                                          C by C           C by C
M0418    Approve Formation of Holding Company                                   C by C           FOR
M0419    Acquire Certain Assets of Another Company                              C by C           FOR
M0420    Approve Conversion to Self-Managed REIT                                C by C           FOR
M0430    Approve/Amend Subadvisory Agreement                                    C by C            FOR
M0431    Adopt Dollar-based Voting Rights                                       C by C           FOR
M0432    Approve Conversion to Series of Delaware                               C by C           FOR
         Business Trust.
M0433    Approve Conversion from Closed-End to                                  C by C           FOR
         Open-End Fund
M0434    Approve Merger of Funds                                                C by C           FOR
M0435    Approve Distribution Agreement                                         C by C           FOR
M0450    Approve Acquisition                                                    C by C
M0451    Approve Merger by Absorption                                           C by C
M0452    Approve Joint Venture Agreement                                        C by C           C by C
M0453    Approve Plan of Liquidation                                            C by C           C by C
M0454    Approve Spin-Off Agreement                                             C by C           C by C
M0455    Approve Public Offering of Shares in Subsidiary                        C by C           C by C
M0456    Approve Exchange of Debt for Equity                                    C by C           C by C
M0457    Waive Requirement for Mandatory Offer to                               C by C           C by C
         All Shareholders.
M0458    Approve Accounting Treatment of Merger, Absorption, or                 C by C
         Similar Transaction
M0459    Approve Affiliation Agreements with Subsidiaries                       C by C
M0460    Approve Transaction with a Related Party                               C by C
M0461    Amend Articles to: (Japan)                                             C by C
M0462    Approve Pledging of Assets for Debt                                    C by C
M0463    Approve Investment in Another Company                                  C by C
M0464    Approve Loan Agreement                                                 C by C
M0470    Company Specific - Mutual Fund                                         C by C           C by C

For MO501 - MO535, use our simplistic method: 1) If dilution would be greater than 30% - vote AGAINST 2) If strike prices are 10% or more below market - vote
AGAINST

V.       M0500s Management Proposals - Non-Salary Comp.

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy
-------------------------------------------------------------------------------------------------------
M0501    Approve Stock Option Plan                                              C by C           C by C
M0503    Amend Stock Option Plan                                                C by C           C by C
M0504    Approve Incentive Stock Option Plan                                    C by C
M0506    Amend Incentive Stock Option Plan                                      C by C
M0507    Approve Restricted Stock Plan                                          C by C           C by C
M0509    Amend Restricted Stock Plan                                            C by C           C by C
M0510    Approve Employee Stock Purchase Plan                                   C by C           C by C
M0512    Amend Employee Stock Purchase Plan                                     C by C           C by C
M0522    Approve Omnibus Stock Plan                                             C by C           C by C
M0524    Amend Omnibus Stock Plan                                               C by C           C by C
M0525    Approve Non-Employee Director Stock Option Plan                        C by C           C by C
M0526    Amend Non-Employee Director Stock Option Plan                          C by C           C by C
M0527    Approve Non-Employee Director Restricted Stock Plan                    C by C
M0528    Approve Stock Appreciation Rights Plan                                 C by C           C by C
M0530    Amend Stock Appreciation Rights Plan                                   C by C           C by C
M0534    Approve/Amend 401(k)/Savings Plan                                      C by C
M0535    Approve/Amend Executive Incentive Bonus Plan                           C by C           C by C
M0537    Approve/Amend Supplemental Retirement Plan                             C by C           C by C
M0538    Approve/Amend Deferred Compensation Plan                               C by C           C by C
M0540    Approve Employment Agreement                                           C by C
M0541    Approve Stock/Cash Award to Executive                                  C by C           C by C
M0543    Approve Executive Loans to Exercise Options                            C by C           C by C
M0546    Approve Executive Loans (Not for Options)                              C by C
M0547    Company-Specific--Compensation-Related                                 C by C           C by C
M0548    Approve Repricing of Options                                           C by C           C by C
M0554    Approve Outside Director Stock Awards/Options                          C by C           FOR
         in Lieu of Cash
M0555    Approve Stock Option Plan Grants                                       C by C
M0556    Approve Stock-for-Salary/Bonus Plan                                    C by C           FOR
M0557    Approve Retirement Benefits for Nonexecutive Directors                 C by C
M0558    Approve/Amend Bundled Compensation Plans                               C by C           C by C
M0561    Approve/Amend Executive Stock Option Plan                              C by C
M0562    Approve/Amend Employee Savings-Related Share Purchase                  C by C
M0564    Approve/Amend Employment Agreements                                    C by C            C by C
M0567    Approve Employee Stock Ownership Plan                                  C by C
M0568    Approve/Amend Profit Sharing Plan                                      C by C
M0580    Appoint Internal Statutory Auditor                                     C by C
M0582    Approve Retirement Bonuses for Directors                               C by C
M0583    Approve Retirement Bonuses for Statutory Auditors                      C by C           C by C
M0584    Approve Retirement Bonuses for Directors and Statutory                 C by C
         Auditors
M0585 Approve Special Bonus for Family of Deceased Director C by C M0586 Approve
Special Bonus for Family of Deceased Statutory                                   C by C
         Auditor
M0587    Approve Special Bonuses for Families of Deceased                       C by C
         Directors and Statutory Auditors
M0588    Approve Increase in Aggregate Compensation Ceiling for                 C by C
         Directors
M0589    Approve Increase in Aggregate Compensation Ceiling for                 C by C
         Statutory Auditors
M0590    Approve Increase in Aggregate Compensation Ceiling for                 C by C
         Directors and Statutory Auditors
M0591 Approve or Amend Option Plan for Overseas Employees                       C by C
M0592 Amend Terms of Outstanding Options                                        C by C
M0593 Approve Share Plan Grant                                                  C by C
M0594  Approve Financial Assistance in Connection with Stock                    C by C
         Purchase/Stock Option Plan
M0595    Amend Articles/Charter--Compensation-Related                           C by C
M0596    Approve Non-Employee Director Restricted Stock Plan                    C by C           C by C
M0597    Amend Non-Employee Director Restrictred Stock Plan                     C by C           C by C
M0598    Approve Non-Employee Director Omnibus Plan                             C by C           C by C
M0599    Amend Non-Employee Director Omnibus Stock Plan                         C by C           C by C

VI.      M0600s Management Proposals - Anti-takeover Related

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy
M0601    Amend Articles/Bylaws/Charter to Include                               AGAINST         AGAINST
         Anti-takeover Provision(s)
M0602    Amend Articles/Bylaws/Charter to Remove                                FOR              FOR
Anti-takeover Provision(s)
M0603    Eliminate Right to Act by Written Consent                              AGAINST         AGAINST
M0604    Provide Directors May Only Be Removed for Cause                        AGAINST         AGAINST
M0605    Adopt or Increase Supermajority Vote Requirement                       AGAINST          AGAINST
         for Amendments (up to 66 2/3%)
M0606    Adopt or Increase Supermajority Vote Requirement                       AGAINST         AGAINST
         for Mergers
M0607    Adopt or Increase Supermajority Vote Requirement                       AGAINST         AGAINST
         for Removal of Directors
M0608    Reduce Supermajority Vote Requirement                                  FOR              FOR
M0609    Adopt or Amend Shareholder Rights Plan (Poison Pill)                   C by C           AGAINST
M0611    Approve Control Share Acquisition                                      C by C           AGAINST
M0612    Opt Out of State's Control Share Acquisition Law                       C by C           FOR
M0613    Adopt Fair Price Provision                                             C by C           AGAINST
M0614    Rescind Fair Price Provision                                           C by C           FOR
M0617    Adjourn Meeting                                                        C by C           C by C
M0618    Eliminate Right to Call Special Meeting                                AGAINST         AGAINST
M0619    Restrict Right to Call Special Meeting                                 AGAINST         AGAINST
M0621    Require Advance Notice for Shareholder                                 C by C           FOR
         Proposals/Nominations
M0622    Consider Non-Financial Effects of Mergers                              AGAINST         AGAINST
M0627    Permit Board to Amend Bylaws Without Shareholder                       C by C           FOR
         Consent
M0629    Waive Control Share Acquisition Provision                              C by C
M0630    Renew Shareholder Rights Plan (Poison Pill)                            C by C           AGAINST
M0650    Adopt Double Voting Rights for Long-Term Registered                    AGAINST
         Shareholders
M0651    Adopt Increased Dividends for Long-Term Registered                     AGAINST
         Shareholders
M0652    Renew Partial Takeover Provision                                       C by C
M0653    Authorize Board to Issue Shares in the Event of a Public               AGAINST
         Tender Offer or Share Exchange Offer
M0654    Authorize Board to Repurchase Shares in the Event of a                 AGAINST
         Public Tender Offer or Share Exchange Offer
M0655 Allow Board to Use All Outstanding Capital Authorizations                 AGAINST
M0656 Create/Eliminate Special Share Held By Government                         C by C
M0657 Adopt New Articles/Charter--Privatization-Related                         C by C
M0658 Approve/Amend Stock Ownership Limitations                                 C by C
M0659 Approve Reduction in Share Ownership Disclosure                           C by C
         Threshold
M0660    Amend Articles/Charter--Governance-Related                             C by C
M0661    Company-Specific--Governance-Related                                   C by C

VII.     S0100s Shareholder Proposals - Routine Business

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy
-------------------------------------------------------------------------------------------------------
S0101    Rotate Annual Meeting Location                                         AGAINST         AGAINST
S0102    Change Date/Time of Annual Meeting                                     AGAINST         AGAINST
S0106    Initiate Payment of Cash Dividend                                      AGAINST         AGAINST
S0107    Separate Chairman and CEO Positions                                    C by C           AGAINST
S0108    Liquidate Company Assets and Distribute Proceeds                       C by C           C by C
S0110    Establish Shareholder Advisory Committee                               C by C           C by C
S0115    Company-Specific - Miscellaneous                                       C by C
S0118    Convert Closed-End Fund to Open-End Fund                               C by C           C by C

VIII.    S0200s Shareholder Proposals - Director Related

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy
-------------------------------------------------------------------------------------------------------
S0201    Declassify the Board of Directors                                      FOR              FOR
S0202    Establish Term Limits for Directors                                    AGAINST         AGAINST
S0203    Establish a Nominating Committee                                       FOR              C by C
S0204    Establish a Compensation Committee                                     FOR              C by C
S0205    Establish Other Board Committee                                        C by C           C by C
S0207    Restore or Provide for Cumulative Voting                               C by C           AGAINST
S0209    Establish Director Stock Ownership Requirement                         AGAINST         AGAINST
S0211    Establish Mandatory Retirement Age for Directors                       AGAINST         AGAINST
S0214    Remove Existing Directors                                              C by C           C by C
S0215    Require Majority of Independent Directors on Board                     C by C           AGAINST
S0217    Provide for Special Interest Representation on Board                   C by C           AGAINST
S0219    Limit Composition of Committee(s) to Independent                       C by C           FOR
         Directors
S0220    Require Director Nominee Qualifications                                C by C           AGAINST
S0222    Company-Specific--Board-Related                                        C by C
S0223    Require Directors Fees to be Paid in Stock                             AGAINST         AGAINST
S0225    Change Size of Board of Directors                                      C by C           C by C
S0227    Add Women and Minorities to the Board                                  C by C           FOR
S0230    Require Two Candidates for Each Board Seat                             AGAINST         AGAINST
S0233    Amend Articles/Bylaws/Charter-Filling Vacancies                        C by C           C by C
S0234    Amend Articles/Bylaws/Charter-Removal of Directors                     C by C           C by C
S0235    Amend Articles/Bylaws/Charter-Call Special Meetings                    C by C           C by C
S0236    Amend Vote Requirements to Amend Articles/                             C by C           C by C
         Bylaws/Charter
S0237    Amend Director/Officer Indemnification/Liability                       C by C           C by C
         Provisions
S0250    Elect a Shareholder-Nominee to the Board                               C by C

IX.      S0300s Shareholder Proposals - Corporate Governance

Agenda Code and Description                                                     ISS              Client
                                  Policy Policy
         S0302 Submit Shareholder Rights Plan (Poison Pill) to                  FOR             FOR
         Shareholder Vote
S0304    Provide for Confidential Voting                                        FOR              FOR
S0306    Submit Acquisition Offer(s) for Shareholder Vote                       FOR              FOR
S0307    Restore Preemptive Rights of Shareholders                              C by C           C by C
S0311    Reduce Supermajority Vote Requirement                                  FOR
S0318    Eliminate or Restrict Severance Agreements                             C by C           C by C
         (Change-in-Control)
S0319    Reincorporate in Another State [  ]                                    C by C           C by C
S0320    Submit Preferred Stock Issuance to Vote                                C by C
S0321    Submit Severance Agreement (Change-in-Control) to                      FOR              C by C
         Shareholder Vote
S0326    Amend Articles/Bylaws/Charter to Remove                                FOR              AGAINST
         Anti-takeover Provisions
S0329 Eliminate Discretionary Voting of Unmarked Proxies                        AGAINST          FOR
S0330 Eliminate Cumulative Voting                                               FOR
S0332 Amend Terms of Existing Poison Pill                                       C by C           C by C
S0350 Amend Articles to Limit the Bank's Authority to Exercise                  C by C
         Votes at AGMs as Proxy for Shareholders
S0351    Initiate Special Investigation to Determine if the Bank Property       C by C
         Voted Proxies in the Previous Five Years
S0352    Company-Specific--Governance-Related                                   C by C

X.       S0400s Shareholder Proposals - Social / Human Rights

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy
-------------------------------------------------------------------------------------------------------
S0411    MacBride Principles                                                    C by C           AGAINST
SO413    Report on MacBride Principles                                          C by C           AGAINST
S0414    ILO Standards                                                          C by C
S0415    Vendor Standards                                                       C by C
S0417    Workplace Code of Conduct                                              C by C
S0420    Burma-Related                                                          C by C
S0424    Report on Maquiladora Operations                                       C by C           AGAINST
S0425    China Principles                                                       C by C
S0426    Human Rights-Related                                                   C by C

XI.      S0500s Shareholder Proposals - Compensation

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy
-------------------------------------------------------------------------------------------------------
S0501    Limit/Prohibit Awards to Executives                                    C by C           AGAINST
S0507    Report on Executive Compensation                                       C by C           AGAINST
S0508    Submit Executive Compensation to Vote                                  C by C           AGAINST
S0509    Eliminate Outside Directors' Retirement Benefits                       FOR              FOR
S0510    Link Executive Compensation to Social Issues                           C by C
S0511    Company-Specific--Compensation-Related                                 C by C
S0512    Performance-Based/Indexed Options                                      C by C
S0513    Put Repricing of Stock Options to Shareholder Vote                     FOR

XII.     S0600s Shareholder Proposals - General Economic Issues

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy
-------------------------------------------------------------------------------------------------------
S0602    Report on Bank Lending Policies                                        C by C           AGAINST
S0614    International Finance                                                  C by C           AGAINST
S0616    Adopt High-Performance Workplace Policy                                C by C
S0617    Hire Advisor to Maximize Shareholder Value                             C by C           AGAINST
S0618    Seek Sale of Company/Assets                                            C by C           AGAINST

XIII.    S0700s Shareholder Proposals - Health / Environment

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy
-------------------------------------------------------------------------------------------------------
S0702    Advertising Standards                                                  C by C           AGAINST
S0703    Tobacco-Related--Miscellaneous                                         C by C           AGAINST
S0704    Tobacco-Related--Prepare Report                                        C by C           AGAINST
S0706    Abortion-Related Activities                                            C by C
S0708    Reduce or Eliminate Toxic Wastes or Emissions                          C by C           ABSTAIN
S0709    Nuclear Power-Related                                                  C by C           AGAINST
S0720    Alcohol-Related                                                        C by C           AGAINST
S0725    Weapon-Related                                                         C by C
S0726    Adopt Conservation Policy                                              C by C           AGAINST
S0727    Report on Foreign Military Sales/Defense Business                      C by C           AGAINST
S0728    CERES Principles                                                       C by C           AGAINST
S0729    Drug Pricing                                                           C by C           AGAINST
S0730    Report on Environmental Policies                                       C by C           AGAINST
S0735    Health Care-Related                                                    C by C           AGAINST
S0736    Genetically Modified Organisms (GMO                                    C by C
S0740    Environmental-Related--Miscellaneous                                   C by C
S0741    ANWR                                                                   C by C
S0742    Global Warming                                                         C by C

XIV.     S0800s Shareholder Proposals - Other / Misc.

Agenda Code and Description                                                     ISS              Client
                                                                                Policy           Policy
-------------------------------------------------------------------------------------------------------
S0805    Report on Government Service of Employees                              C by C           AGAINST
S0806    Charitable Contributions                                               C by C           AGAINST
S0807    Political Contributions/Activities                                     C by C           AGAINST
S0810    Company-Specific -- Shareholder Miscellaneous                          C by C           AGAINST
S0812    EEOC-Related Activities                                                C by C           AGAINST
S0814    Glass Ceiling                                                          C by C

XV.      Special Instructions

M0501 - M0535:  Use the following evaluation method:
If dilution is greater than 30 percent - vote AGAINST
If strike price is 10 percent or more below fair market value - vote AGAINST




         ---------------------------------------------------------------


                               FEDERATED INVESTORS
                       PROXY VOTING POLICIES AND PRACTICES

Federated Investment Management Company, Federated Global Investment Management Corp., Federated Investment Counseling and Passport Research Ltd. (collectively the "Advisers") have adopted the following procedures to implement their proxy voting policies and practices (the "Proxy Policies") in compliance with Rule 206(4)-6 of the Investment Advisers Act of 1940. These Proxy Policies shall also apply to any investment company registered under the Investment Company Act of 1940 (the "1940 Act") for which an Adviser serves as an "investment adviser" (as defined in Section 2(a)(20) of the 1940 Act), provided that the board of directors or trustees of such investment company has delegated to the Adviser authority to vote the investment company's proxies.

General Policy

Unless otherwise directed by a client or the board of directors or trustees of an investment company, it is the policy of the Advisers to cast proxy votes in favor of proposals that the Advisers anticipate will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Advisers believe will (a) improve the management of a company, (b) increase the rights or preferences of the voted securities or (c) increase the chance that a premium offer would be made for the company or for the voted securities. Nothing in these policies shall be deemed to limit the securities that the Advisers may purchase or hold on behalf of their clients.

Application to Specific Proposals

The following examples illustrate how this general policy may apply to proposals submitted by a company's board of directors (or similar governing body, the "board," and the individuals comprising a board, the "directors") for approval or ratification by holders of the company's voting securities. However, whether the Advisers support or oppose a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

Corporate Governance

Generally, the Advisers will vote proxies:

|X| In favor of the full slate of directors nominated in an uncontested election;
|X| In favor of a proposal to require a company's audit committee to be comprised entirely of independent directors; |X| In favor of a proposal to require independent tabulation of proxies and/or confidential voting of shareholders; |X| In favor of a proposal to reorganize in another jurisdiction, unless it would reduce the rights or preferences of the securities being voted;
|X|  In favor of a proposal to ratify the board's selection of auditors, unless:
     (a) compensation for non-audit services exceeded 50% of the total compensation received from the company, or (b) the previous auditor was dismissed because of a disagreement with the company; and
|X| In favor of a proposal to repeal a shareholder rights plan (also known as a "poison pill") and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company.

Capital Structure

Generally, the Advisers will vote proxies:

|X| Against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities; |X| In favor of a proposal to reduce the amount of shares authorized for issuance (subject to adequate provisions for
     outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares); |X| In favor of a proposal to grant preemptive rights to the securities being voted and against a proposal to eliminate such preemptive rights; and
|X| In favor of a proposal authorizing a stock repurchase program.

Compensation and Stock Option Plans

Generally, the Advisers will vote proxies:

|X| In favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution;
|X| Against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and
|X| Against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

Corporate Transactions and Contested Elections

The Advisers will vote proxies relating to proposed mergers, purchases and sales of assets, capital reorganizations and similar transactions in accordance with the general policy, based upon the Advisers' analysis of the terms, conditions and anticipated results of the proposed transaction. The Advisers will vote proxies in contested elections of directors in accordance with the general policy, based upon the Advisers' analysis of the opposing slates and their proposed business strategy. When the company's board or another party involved in a proposed transaction or change in the board submits proposals for the purpose of facilitating or impeding such transaction or change, the Advisers will cast their proxies based on their evaluation of the proposed transaction or change to the board. In these circumstances, the Advisers may vote in a manner contrary to their general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Advisers decide to vote against a proposed transaction, they may vote in favor of anti-takeover measures reasonably designed to prevent the transaction.

Shareholder Proposals

The Advisers generally vote proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Advisers believe that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. The Advisers intend to limit exceptions to this practice to shareholder proposals that the Advisers regard as (a) likely to result in an immediate and favorable improvement in the price of the voted security and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.

Cost/Benefit Analysis

Notwithstanding the foregoing policies and practices, the Advisers shall not vote any proxy if they determine that the consequences or costs of voting outweigh the potential benefit of casting a proxy for their clients. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares illiquid), the Advisers will not vote proxies for such shares. In addition, the Advisers shall not be obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English. Finally, with respect to an investment company that seeks to produce the returns of a index (an "Index Fund") by investing in large numbers of the securities without independent evaluation by the Advisers, the Advisers will vote its proxies as follows:
|X| In accordance with any general guideline adopted by the Adviser with respect to issues subject to the proxies; |X| If the Advisers are directing votes for the same proxy on behalf of non-Index Funds, in the same manner as the non-Index
     Funds;
|X| If neither of the first two conditions apply, as recommended by a subadviser to the Index Fund; and |X| If none of the previous conditions apply, as recommended by the board;

in each case, without independent analysis by the Advisers of the Index Fund's interest in the proxy.

                               FEDERATED INVESTORS
                             PROXY VOTING PROCEDURES

Federated Investment Management Company, Federated Global Investment Management Corp., Federated Investment Counseling and Passport Research Ltd. (collectively the "Advisers") have adopted the following procedures to implement their Proxy Voting Policies and Practices (the "Proxy Policies") in compliance with Rule 206(4)-6 of the Investment Advisers Act of 1940.

Proxy Voting Committee

The Advisers hereby establish a Proxy Voting Committee (the "Committee") consisting of the following individuals:

         President of the Advisers (Keith Schappert)
         Vice Chairman of the Advisers (J. Thomas Madden)
         Chief Investment Officer for Global Equity (Stephen Auth)
         Director of Global Equity Research of the Advisers (Christopher Corapi) Investment Management Administrator (Lori Wolff)

A majority of the Committee will exercise all voting discretion granted to the Advisers by their clients or the investment companies that they manage in accordance with the Proxy Policies. The Committee will adopt such practices as it deems appropriate to regulate its meetings and means of directing votes, including directions authorized by voice or electronic messages.

Employment of Proxy Voting Services

The Advisers have hired Investor Responsibility Research Center ("IRRC") to obtain, vote and record proxies in accordance with the directions of the Committee. The Committee shall direct IRRC by completing Proxy Voting Guidelines in such form as IRRC may require. IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Committee and may make any determinations required to implement the Proxy Voting Guidelines. However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC shall provide the Committee with all information that it has obtained regarding the proposal and the Committee will provide specific direction to IRRC. The Committee shall provide such direction in a timely manner. Subject to the provisions of these Procedures relating to conflicts of interest, the Committee may amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever the Committee deems it necessary to comply with the Proxy Policies.

The Advisers and IRRC shall take the following steps to implement these procedures:

|X| The Advisers shall cause IRRC to receive a list of all voting securities (both domestic and international) held in portfolios managed by the Advisers, updated daily.
|X| The Advisers shall execute and deliver to IRRC a limited power of attorney to cast ballots on behalf of the Advisers' clients.
|X| IRRC shall verify portfolio holdings (other than securities on loan) on the record date for any proxy with the custodian of the voting securities to confirm that IRRC has received ballots for all such voting securities on the record date.
|X| If IRRC has not received ballots for all voting securities, IRRC will contact the Advisers and assist in obtaining the missing ballots from the custodians.
|X| IRRC will provide monthly reports to the Committee of proxies voted. IRRC will also compile and provide such other reports as the Advisers are required to provide to their clients or file with the Securities and Exchange Commission.

Conflicts of Interest

A significant business relationship between the Advisers and a company involved with a proxy vote may give rise to an apparent or actual conflict of interest. For purposes of these procedures, a company with a "significant business relationship with the Advisers" includes: (a) any company for which an Adviser manages any investments of the company, any plan sponsored by the company or any affiliated person of the company, (b) any investment company for which an Adviser acts as an investment adviser and any affiliated person of such an investment company and (c) any company that has another form of significant business relationship with an affiliated person of the Adviser. A company that is a proponent, opponent or the subject of a proxy vote, and which to the knowledge of the Committee has a significant business relationship with the Advisers, is referred to as an "Interested Company." The terms "affiliated person" and "investment adviser" shall be interpreted according to the definitions provided by Section 2(a) of the Investment Company Act of 1940, as amended.

In order to avoid concerns that the conflicting interests of the Advisers have influenced proxy votes, the Advisers will take the following steps:

1. Any employee of the Advisers who is contacted by an Interested Company regarding proxies to be voted by the Advisers shall refer the Interested Company to a member of the Committee. Any such employee shall inform the Interested Company that the Committee has exclusive authority to determine how the Adviser will exercise its voting discretion.

2. Any Committee member contacted by an Interested Company shall report it to the full Committee and provide a written summary of the communication. Under no circumstances will the Committee or any member of the Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Committee has directed such proxies to be voted.

3. If the Proxy Voting Guidelines already provide specific direction on the proposal regarding which the Interested Company contacted the Committee, the Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require further direction from the Committee, the Committee shall provide such direction in accordance with the Proxy Policies, without regard for the interests of the Advisers with respect to the Interested Company.

4. If the Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, the Committee shall disclose to the clients (or, in the case of an investment company, its Board of Directors or Trustees) on behalf of whom proxies were cast:

|X| That the Advisers have a significant business relationship with the Interested Company; |X| The proposals regarding which proxies were cast; |X| Any material communications between the Advisers and the Interested Company regarding the proposal; and |X| Whether the Advisers voted for or against the proposal (or abstained from voting) and the reasons for its decision.

5. Unless otherwise directed by the client (or in the case of an investment company, its Board of Directors or Trustees) that holds shares of another investment company for which an Adviser acts as an investment adviser, the Committee will vote the client's proxies in the same proportion as the votes cast by shareholders who are not clients of the Advisers at any shareholders meeting called by such investment company.

Recordkeeping

The Advisers shall keep copies of the Proxy Policies and of these Procedures in their offices. IRRC shall maintain copies of each proxy statement received on behalf of the Advisers' clients and a record of the vote cast on behalf of each client, and provide them as directed by the Advisers promptly upon the Advisers request. The Committee shall keep copies of (a) any document created by an employee of the Advisers that was material to the Committee's directions regarding how to vote proxies or that memorializes the basis for their decision (including any voting guidelines directed to IRRC), (b) any written client request for information on how a client's proxies were voted and (c) any written response to such a request (whether written or oral). All such copies shall be maintained for the time and in the manner required by Rule 204-2(e)(1) (i.e., in an easily accessible place for a period of not less than five years).


         ---------------------------------------------------------------


                                     INVESCO
                              PROXY VOTING POLICIES
                                       AND
                                   PROCEDURES

                                 GENERAL POLICY

  INVESCO Institutional (NA), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") each has responsibility for making investment decisions that are in the best interest of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

  As a fiduciary, INVESCO believes that it has a duty to manage clients' assets solely in the best interest of the clients and that the ability to vote proxies is a client asset. Accordingly, INVESCO has a duty to vote proxies in a manner in which it believes will add value to the client's investment.

  INVESCO is regulated by various state and federal laws, such as the Investment Advisers Act of 1940, the Investment Company Act of 1940, and the Employee Retirement Income Security Act of 1974 ("ERISA"). Because there may be different proxy voting standards for ERISA and non-ERISA clients, INVESCO's policy is to apply the proxy voting policies and procedures described herein to all of its clients. Any discussion herein which refers to an ERISA or non-ERISA situation is used for reference only.

  INVESCO may amend its proxy policies and procedures from time to time without prior notice to its clients.

                                   BACKGROUND

  ERISA fiduciary standards relating to proxy voting have not been interpreted until more recent times.

  Due to the large number of mergers and acquisitions in the 1980s and the growing importance of institutional investors in the equity markets, the Department of Labor ("DOL"), which enforces fiduciary standards for ERISA plan sponsors and managers, took the position that the right to vote shares of stock owned by a pension plan is, in itself, an asset of the plan. Thus, the "Wall Street Rule" of "vote with management (or abstain from voting) or sell the stock" was under scrutiny.

  In 1988, the DOL stated, in the "Avon Letter", that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock. Accordingly, where the authority to manage plan assets has been delegated to an investment manager pursuant to ERISA, no person other than the investment manager has authority to vote proxies appurtenant to such plan assets, except to the extent the named fiduciary has reserved to itself the right to direct a plan trustee regarding the voting of proxies.

  In 1990, in the "Monks Letter", the DOL stated that an ERISA violation would occur if the investment manager is explicitly or implicitly assigned the authority to vote proxies appurtenant to certain plan-owned stock and the named fiduciary, trustee or any person other than the investment manager makes the decision on how to vote the same proxies. Thus, according to the DOL, if the investment management contract expressly provides that the investment manager is not required to vote proxies, but does not expressly preclude the investment manager from voting the relevant proxies, the investment manager would have the exclusive fiduciary responsibility for voting the proxies. In contrast, the DOL pointed out that if either the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility for voting proxies lies exclusively with the trustee.

  In 1994, in its Interpretive Bulletin 94-2 ("94-2"), the DOL reiterated and supplemented the Avon and Monks Letters. In addition, 94-2 extended the principles put forth in the Avon and Monks Letters to voting of proxies on shares of foreign corporations. However, the DOL recognized that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. Therefore, the plan fiduciary had to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.

  In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding Proxy Voting by investment advisers (SEC Release No. IA-2106). These regulations required investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting and which also addresses how the adviser resolves those conflicts in the bet interest of clients; (2) disclose to clients how they can obtain information from the adviser on how the adviser voted the proxies; and
  (3) describe to clients its proxy voting policies and procedure to clients and, upon request, furnish a copy of them to clients.

                               PROXY VOTING POLICY

  Consistent with the fiduciary standards discussed above, INVESCO will vote proxies unless either the named fiduciary (e.g., the plan sponsor) retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith (i.e., foreign proxies). In voting such proxies, INVESCO will act prudently, taking into consideration those factors that may affect the value of the security and will vote such proxies in a manner in which, in its opinion, is in the best interests of clients.

PROXY COMMITTEE

  The INVESCO Proxy Committee will establish guidelines and procedures for voting proxies and will periodically review records on how proxies were voted.

  The Proxy Committee will consist of certain of INVESCO's equity investment professionals and non-equity investment professionals.

                                  PROXY MANAGER

  The Proxy Committee will appoint a Proxy Manager and/or hire a third-party Proxy Agent to analyze proxies, act as a liaison to the Proxy Committee and manage the proxy voting process, which process includes the voting of proxies and the maintenance of appropriate records.

  The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Proxy Committee. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.

                              CONFLICTS OF INTEREST

  In effecting our policy of voting proxies in the best interests of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between INVESCO, as the investment manager, and clients.

  Some of these potential conflicts of interest situations include, but are not limited to, (1) where INVESCO (or an affiliate) manage assets, administer employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company; (2) where INVESCO (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where INVESCO (or an affiliate) may manage assets for the proponent; or (3) where INVESCO (or an affiliate) or any member of the Proxy Committee may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where INVESCO (or an affiliate) or any member of the Proxy Committee may have a personal interest in the outcome of a particular matter before shareholders.

  In order to avoid even the appearance of impropriety, in the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where we have invested clients' funds in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

  In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings the INVESCO Management Committee. In the event that it is determined that improper influence was made, the Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where the clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best interest of clients.

  Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any actual or potential conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.


                             PROXY VOTING PROCEDURES

  The Proxy Manager will:

o        Vote proxies;

o Take reasonable steps to reconcile proxies received by INVESCO and/or a third-party Proxy Agent who administers the vote with shares held in the accounts;

o Document the vote and rationale for each proxy voted (routine matters are considered to be documented if a proxy is voted in accordance with the Proxy Voting Guidelines established by the Proxy Committee);

o If requested, provide to clients a report of the proxies voted on their behalf.


                             PROXY VOTING GUIDELINES

The Proxy Committee has adopted the following guidelines in voting proxies:

     I.  Corporate Governance

           INVESCO will evaluate each proposal separately. However, INVESCO will generally vote FOR a management sponsored proposal unless it believes that adoption of the proposal may have a negative impact on the economic interests of shareholders.



           INVESCO will generally vote FOR

o        Annual election of directors

o        Appointment of auditors

o Indemnification of management or directors or both against negligent or unreasonable action

o        Confidentiality of voting

o        Equal access to proxy statements

o        Cumulative voting

o        Declassification of Boards

o        Majority of Independent Directors

           INVESCO will generally vote AGAINST

o Removal of directors from office only for cause or by a supermajority vote

o        "Sweeteners" to attract support for proposals

o        Unequal voting rights proposals ("superstock")

o        Staggered or classified election of directors

o Limitation of shareholder rights to remove directors, amend by-laws, call special meetings, nominate directors, or other actions to limit or abolish shareholder rights to act independently such as acting by written consent

o        Proposals to vote unmarked proxies in favor of management

o        Proposals to eliminate existing pre-emptive rights

     II.  Takeover Defense and Related Actions

           INVESCO will evaluate each proposal separately. Generally, INVESCO will vote FOR a management sponsored anti-takeover proposal which (1) enhances management's bargaining position and (2) when combined with other anti-takeover provisions, including state takeover laws, does not discourage serious offers. INVESCO believes that generally four or more anti-takeover measures, which can only be repealed by a super-majority vote, are considered sufficient to discourage serious offers and therefore should be voted AGAINST.

           INVESCO will generally vote FOR

o        Fair price provisions

o Certain increases in authorized shares and/or creation of new classes of common or preferred stock

o        Proposals to eliminate greenmail provisions

o        Proposals to eliminate poison pill provisions

o        Proposals to re-evaluate or eliminate in-place "shark repellents"

           INVESCO will generally vote AGAINST

o Proposals authorizing the company's board of directors to adopt, amend or repeal by-laws without shareholders' approval

o Proposals authorizing the company's management or board of directors to buy back shares at premium prices without shareholders' approval

     III.  Compensation Plans

           INVESCO will evaluate each proposal separately. INVESCO believes that in order for companies to recruit, promote and retain competent personnel, companies must provide appropriate and competitive compensation plans. INVESCO will generally vote FOR management sponsored compensation plans, which are reasonable, industry competitive and not unduly burdensome to the company in order for the company to recruit, promote and retain competent personnel.

           INVESCO will generally vote FOR

o        Stock option plans and/or stock appreciation right plans

o Profit incentive plans provided the option is priced at 100% fair market value

o Extension of stock option grants to non-employee directors in lieu of their cash compensation provided the option is priced at or about the then fair market value

o        Profit sharing, thrift or similar savings plans

           INVESCO will generally vote AGAINST

o Stock option plans that permit issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options without a simultaneous and proportionate reduction in the number of shares available)

o Incentive plans which become effective in the event of hostile takeovers or mergers (golden and tin parachutes)

o Proposals creating an unusually favorable compensation structure in advance of a sale of the company

o Proposals that fail to link executive compensation to management performance

o Acceleration of stock options/awards if the majority of the board of directors changes within a two year period

o Grant of stock options to non-employee directors in lieu of their cash compensation at a price below 100% fair market value

o        Adoption of a stock purchase plan at less than 85% of fair market value

     IV.  Capital Structure, Classes of Stock and Recapitalization

           INVESCO will evaluate each proposal separately. INVESCO recognizes that from time to time companies must reorganize their capital structure in order to avail themselves of access to the capital markets and in order to restructure their financial position in order to raise capital and to be better capitalized. Generally, INVESCO will vote FOR such management sponsored reorganization proposals if such proposals will help the company gain better access to the capital markets and to attain a better financial position. INVESCO will generally vote AGAINST such proposals that appear to entrench management and do not provide shareholders with economic value.

           INVESCO will generally vote FOR

o        Proposals to reincorporate or reorganize into a holding company

o Authorization of additional common or preferred shares to accommodate a stock split or other business purposes not related to anti-takeover measures as long as the increase is not excessive and a valid need has been proven

           INVESCO will generally vote AGAINST

o        Proposals designed to discourage mergers and acquisitions in advance

o Proposals to change state of incorporation to a state less favorable to shareholders' interests

o        Reincorporating in another state to implement anti-takeover measures

     V.  Social Responsibility

         INVESCO will evaluate each proposal separately. INVESCO believes that a corporation, if it is in a solid financial position and can afford to do so, has an obligation to return certain largesse to the communities in which it operates. INVESCO believes that the primary mission of a company is to be profitable. However, where a company has proven that it is able to sustain a level of profitability and the market price of the company's shares reflect an appropriate economic value for such shares, INVESCO will generally vote FOR certain social responsibility initiatives. INVESCO will generally vote AGAINST proposed social responsibility initiatives if it believes that the company already has adequate policies and procedures in place and it should focus its efforts on enhancing shareholder value where the assets and resources involved could be put to better use in obtaining profits.

           INVESCO will generally vote FOR

o        International Labor Organization Principles

o        Resolutions seeking Basic Labor Protections and Equal Employment
         Opportunity

o        Expanding EEO/Social Responsibility Reporting


                                 RECORD KEEPING

The Proxy Manager will take necessary steps to retain proxy voting records for the period of time as required by regulations.


         ---------------------------------------------------------------


                          JANUS CAPITAL MANAGEMENT LLC
                             PROXY VOTING GUIDELINES

                                  As of 1/22/04

The proxy voting guidelines (the "Guidelines") below summarize Janus Capital Management LLC's ("Janus") positions on various issues of concern to investors and give a general indication of how portfolio securities will be voted on proposals dealing with particular issues. The Guidelines, together with the Janus Proxy Voting Procedures (the "Procedures"), will be used for voting proxies on behalf of all Janus clients (including mutual funds) for which Janus has voting authority.

The Proxy Voting Service (currently Institutional Shareholder Services - "ISS") is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Janus. Janus will only accept direction from a client to vote proxies for that client's account pursuant to 1) Janus' Proxy Voting Guidelines 2) the recommendations of Institutional Shareholder Services or 3) the recommendations of Institutional Shareholder Services under their Proxy Voter Services program.

The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Janus may not vote in strict adherence to the Guidelines. In addition, Janus portfolio managers and assistant portfolio managers are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders and notifying the Proxy Administrator in the Investment Accounting Operations Group of circumstances where the interests of Janus' clients may warrant a vote contrary to the Guidelines. In such instances, the portfolio manager or assistant portfolio manager will submit a written recommendation to the Proxy Voting Committee which will review the recommendation to determine whether a conflict of interest exists. If no conflict of interest exists, the portfolio manager will be permitted to vote contrary to the Guidelines. (See the Procedures for additional information on Conflicts).

In many foreign markets, shareholders who vote proxies for shares of a foreign issuer are not able to trade in that company's stock within a given period of time on or around the shareholder meeting date. This practice is known as "share blocking." In countries where share blocking is practiced, Janus will only vote proxies if the portfolio manager or assistant portfolio manager determines that the shareholder benefit of voting the proxies outweighs the risk of not being able to sell the securities.

The Janus funds participate in a securities lending program under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities stay on loan during the proxy solicitation, the fund lending the security cannot vote that proxy. In this situation, the fund will attempt to call back the loan and vote the proxy if time permits.

In circumstances where the Janus funds held a security as of record date, but Janus sells its holdings prior to the shareholder meeting, Janus will abstain from voting that proxy.

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

1. Janus will generally vote in favor of slates of director candidates that have a majority independent directors and oppose slates of director candidates that do not have a majority independent directors.

2. Janus will generally vote in favor of all uncontested director candidates.

3. Janus will evaluate proposals relating to contested director candidates and/or contested slates of directors on case-by-case basis.*

4. Janus will generally vote in favor of proposals to increase the minimum number of independent directors.

5. Janus believes that attracting qualified director candidates is important to overall company success and effective corporate governance. As such, Janus will generally vote in favor of proposals regarding director indemnification arrangements.

6. Janus will generally vote in favor of proposals to increase the size of a board of directors so long as the board has a majority independent directors.

7. Janus will generally vote against proposals relating to decreasing the size of a board of directors.

8. Janus will generally vote in opposition of non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

9. Janus will generally vote against proposals advocating classified or staggered boards of directors.

10. Janus will generally vote with management regarding proposals to declassify a board.

11. Janus will generally vote in favor of proposals to separate the role of the Chairman from the role of the CEO.

     Auditors

12. Janus will generally oppose proposals asking for approval of auditors whose non-audit fees exceed 33% of total fees.

13. Janus will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.

14. Janus will evaluate proposals relating to contested auditors on a case-by-case basis.*

15. Janus will generally vote in favor in proposals to appoint internal auditors.

     Equity Based Compensation Plans

16. Janus will evaluate proposals relating to executive and director compensation plans on a case-by-case basis. *

17. Janus will generally vote in favor of proposals for severance packages for executives so long as such proposals do not exceed three (3) times compensation.

18. Janus will generally oppose proposals regarding the repricing of underwater options.

19. Janus will generally oppose proposals regarding the issuance of options with an exercise price below market price.

20. Janus will generally oppose the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

21. Janus will generally oppose proposals requiring the expensing of options (until such time as FASB issues guidance on the issue).

22. Janus will generally oppose proposals requesting approval of automatic share replenishment ("evergreen") features of equity based compensation plans.

23. Janus will generally oppose proposals requesting approval of loans to officers, executives and board members of an issuer.

24. Janus will generally oppose proposals requesting approval to make material amendments to equity based compensation plans without shareholder approval.

25. Janus will generally oppose proposals which would allow restricted stock awards with vesting periods of less than 3 years.

26. Janus will generally oppose golden parachutes that result in cash grants of greater than three (3) times annual compensation.

27. Janus will generally vote in favor of proposals intended to increase long-term stock ownership by executives, officers and directors. These may include 1) requiring executives, officers and directors to hold a minimum amount of stock in the company; 2) requiring stock acquired through option exercise to be held for a certain period of time; and 3) using restricted stock grants instead of options.

28. Janus will generally vote in favor of proposals relating to ESPPs - so long as shares purchased through plans as priced no less than 15% below market value.

     Other Corporate Matters

29. Janus will generally vote in favor of proposals relating to the issuance of dividends and stock splits.

30. Janus will generally vote against proposals regarding supermajority voting rights (for example to approve acquisitions or mergers).

31. Janus will generally oppose proposals for different classes of stock with different voting rights.

32. Janus will evaluate proposals relating to preemptive rights on a case-by-case basis.*

33. Janus will generally vote against proposals seeking to implement measures designed to prevent or obstruct corporate takeovers (includes "poison pills").

34. Janus will generally vote in favor of proposals to increase authorized shares up to three times TSO and reserved for issuance.

35. Janus will generally oppose proposals to decrease authorized shares by more than 25% of TSO.

36. Janus will evaluate proposals regarding the issuance of debt, including convertible debt, on a case-by-case basis.*

37. Janus will generally vote in favor of proposals regarding the authorization of the issuer's Board of Directors to repurchase shares.

38.      Janus will evaluate plans of reorganization on a case-by-case basis.*

39. Janus will generally vote in favor of proposals regarding changes in the state of incorporation of an issuer.

40. Janus will generally vote in favor of proposals regarding changes in company name.

41. Janus will evaluate proposals relating to the continuance of a company on a case-by-case basis.*

42. Janus will evaluate proposals regarding acquisitions, mergers, tender offers or changes in control on a case-by-case basis.*

43. Janus will generally oppose proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued ("blank check stock").

44. Janus will generally vote in favor of proposals to lower the barriers to shareholder action (i.e., limited rights to call special meetings, limited rights to act by written consents).

45. Janus will generally vote in favor of proposals to adopt cumulative voting.

46. Janus will generally vote in favor of proposals to require that voting be confidential.

47. Janus will generally oppose shareholder proposals (usually environmental, human rights, equal opportunity, health issues, safety, corporate governance that are not consistent with these guidelines, etc).

48. Janus will generally oppose proposals requesting authorization of political contributions (mainly foreign).

49. Janus will generally vote in favor of proposals relating to the administration of an annual shareholder meeting.

     * All discretionary votes of this nature are cast solely in the interests of shareholders and without regard to any other Janus relationship, business or otherwise.

                          JANUS CAPITAL MANAGEMENT LLC
                             PROXY VOTING PROCEDURES

                                  January 2004

The following represents the procedures for Janus Capital Management LLC ("Janus") with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Janus, for which Janus has voting responsibility and the keeping of records relating to proxy voting.

General Policy. Janus votes proxies in the best interest of if its clients. Janus will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service). Janus will only accept direction from a client to vote proxies for that client's account pursuant to 1) Janus' Proxy Voting Guidelines 2) the recommendations of Institutional Shareholder Services or 3) the recommendations of Institutional Shareholder Services under their Proxy Voter Services program.

ERISA Plan Policy. On behalf of client accounts subject to ERISA, Janus seeks to discharge its fiduciary duty by voting proxies solely in the best interest of the participants and beneficiaries of such plans. Janus recognizes that the exercise of voting rights on securities held by ERISA plans for which Janus has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. In voting proxies for ERISA accounts, Janus will exercise its fiduciary responsibility to vote all proxies for shares for which it has investment discretion as investment manager unless the power to vote such shares has been retained by the appointing fiduciary as set forth in the documents in which the named fiduciary has appointed Janus as investment manager.

Proxy Voting Committee. The Janus Proxy Voting Committee (the "Committee") develops Janus' positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is comprised of the Director of Research, the Vice President of Investment Operations, the Vice President of Investment Accounting, the Chief Compliance Officer and internal legal counsel. A quorum is required for all Committee meetings. In creating proxy voting recommendations, the Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Committee establishes its recommendations, they are distributed to Janus' portfolio managers1 for review and comment. Following portfolio manager input on the recommendations, they are implemented as the Janus Proxy Voting Guidelines (the "Guidelines"). While the Committee sets the Guidelines and serves as a resource for Janus portfolio management, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund or any investment advisory client. The portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Guidelines. However, a portfolio manager may choose to vote contrary to the Guidelines. When portfolio managers cast votes which are contrary to the Guidelines, they are required to document their reasons in writing for the Committee. In many cases, a security may be held by multiple portfolio managers. Portfolio managers are not required to cast consistent votes. Annually the Janus Funds Board of Trustees, or a committee thereof, will review Janus' proxy voting process, policies and voting records.

Investment Accounting Operations Group. The Investment Accounting Operations Group is responsible for administering the proxy voting process as set forth in these procedures. The Proxy Administrator in the Investment Accounting Operations Group works with the proxy voting service and is responsible for ensuring that all meeting notices are reviewed against the Guidelines and proxy matters are communicated to the portfolio managers and analysts for consideration pursuant to the Guidelines.

Voting and Use of Proxy Voting Service. Janus has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Janus upon request.

To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. Portfolio managers may decide to vote their proxies consistent with the Guidelines and instruct the Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose to only sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the Guidelines. In all cases, the portfolio mangers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with the Guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation. If the Proxy Administrator does not receive a voting instruction from a Portfolio Manager, and the Guidelines require Portfolio Manager input on the issue, the vote will be cast by the Chief Investment Officer or the Director of Research.

The Proxy Voting Service will refer proxy questions to the Proxy Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) a particular proxy question is not covered by the Guidelines; or (3) the Guidelines call for Janus portfolio manager input. The Portfolio Administrator solicits feedback from the Portfolio Manager or the Committee as required. Janus also utilizes research services relating to proxy questions provided by the Proxy Voting Service.

Procedures for Proxy Issues Outside the Guidelines. In situations where the Proxy Voting Service refers a proxy question to the Proxy Administrator, the Proxy Administrator will consult with the portfolio manager regarding how the shares will be voted. The Proxy Administrator will refer such questions, through a written request, to the portfolio manager(s) who holds the security for a voting recommendation. The Proxy Administrator may also refer such questions, through a written request to any member of the Committee, but the Committee cannot direct the Proxy Administrator how to vote. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the portfolio manager will document how the proxy should be voted and the rationale for such recommendation. If the portfolio manager has had any contact with persons outside of Janus (excluding routine communications with proxy solicitors) regarding the proxy issue, the portfolio manager will disclose that contact to the Committee. The Committee will review the portfolio manager's voting recommendation. If the Committee believes a conflict exists and that the portfolio manager's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Janus Chief Investment Officer (or the Director of Research in his/her absence) to determine how to vote.

Conflicts of Interest. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Because the Guidelines are pre-determined and designed to be in the best interests of shareholders, application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest. In instances where a portfolio manager proposes to vote a proxy inconsistent with the Guidelines or otherwise is required to weigh in on a proxy voting decision, the Committee will review the proxy votes to determine whether the portfolio manager's voting rationale appears reasonable and no material conflict exists.

A conflict of interest may exist, for example, if Janus has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. In addition, any portfolio manager with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest are referred by the Proxy Administrator to the Committee for resolution. If the Committee does not agree that the portfolio manager's rationale is reasonable, the Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

Reporting and Record Retention. Upon request, on an annual basis, Janus will provide its non-mutual fund clients with the proxy voting record for that client's account. Starting in August 2004, on an annual basis, Janus will provide its proxy voting record for each proprietary mutual fund for the one-year period ending on June 30th on Janus' website.

Janus retains proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by Janus regarding votes cast in contradiction to the Janus guidelines. In addition, any document prepared by Janus that is material to a proxy voting decision such as the Janus Proxy Voting Guidelines, Proxy Voting Committee materials and other internal research relating to voting decisions will be kept. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

1 - All references to portfolio managers include assistant portfolio managers.


         ---------------------------------------------------------------


                         LOOMIS, SAYLES & COMPANY, L.P.
                       PROXY VOTING POLICY AND PROCEDURES

1. GENERAL

A. Introduction.

     Loomis, Sayles & Company, L.P. ("Loomis Sayles") have adopted and implemented policies are voted in the best interest of clients, in accordance with the Firm's fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, its proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

     Loomis Sayles utilizes the services of a third party, Institutional Shareholder Services ("ISS"), in researching and voting proxies for those accounts and funds for which Loomis Sayles has voting authority. ISS has a copy of Loomis Sayles's proxy voting policy and provides vote recommendations to Loomis Sayles based on the Firm's policy and ISS's own research. Loomis Sayles will generally follow ISS's recommendation unless it deviates from the Firm's express policy or the Proxy Committee determines that the shareholder's best interests are served by voting otherwise.

B.       General Guidelines.

     The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1. Client's Best Interest. Loomis Sayles's proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients.

2. Case-by-Case Basis. These policies are guidelines and each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote.

3. Abstain from Voting. Our policy is to vote-not abstain from voting-on all issues presented.

4. Oversight. All issues presented for shareholder vote will be considered by the Proxy Committee and, when necessary, the equity analyst following the company, and will be voted in the best investment interests of the account.

5. Non-routine Issues. Proxy items involving non-routine issues will generally be voted as recommended by management, but will be voted against management if the Proxy Committee determines that the management recommendation is not in the best interest of shareholders of the portfolio company.

6. Availability of Polices and Procedures. The Firm provides clients with a copy of its policies and procedures upon request, as updated from time to time.

7. Disclosure of Vote. A client can obtain information from Loomis Sayles on how the client's proxies were voted. (Upon its request by contacting their Loomis Sayles's representatives).

8. Disclosure to Third Parties. The Firm's general policy is not to disclose to third parties how it (or its voting delegate) voted a client's proxy.

C.       Proxy Committee.

1. Proxy Committee. The Firm has established a proxy committee chaired by the Director of Equity Research, a member of the Legal & Compliance department and other employees of the Firm as needed.

2.       Duties. The specific responsibilities of the Proxy Committee, include:
         (a) develop, authorize, implement and update the adviser's policies and procedures; (b) oversee the proxy voting process; (c) consult with portfolio managers/analysts of the accounts holding the relevant security; (d) engage and oversee ISS or another third-party vender to review, monitor, and vote proxies; and (d) meet at least annually to review the proxy voting process, policies and any issues that relate to proxy voting.

D.       Conflicts of Interest.

     Loomis Sayles has established several procedures to ensure that proxy votes are voted in our clients' best interest and are not affected by any possible conflicts of interest. First, the Firm votes in accordance with its pre-determined policies set forth in this manual. Second, where this proxy voting manual allows for discretion, the Firm will generally rely on the recommendations of ISS in making our voting decisions. However, if a proxy proposal falls into a category allowing for discretion in voting decisions and the Proxy Committee determines that ISS's recommendation is not in the best interest of the shareholders, then the Proxy Committee may use its discretion to vote against the ISS recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating the voting decision in any way, including providing information, opinions or recommendations to the Proxy Committee.

E. Recordkeeping and Disclosure.

     The Firm will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include: (1) a copy of its policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by the Firm that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and the Firm's written response to any (written or oral) client request for such records.

     Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of the Firm.

     The Firm will provide disclosure of its proxy voting policies and procedures as well as its voting record as required under applicable SEC rules.


2.   the board of directors

A. Voting on Director Nominees in Uncontested Elections: Proxies involving routine matters such as election of Directors generally will be voted in favor of management. However, votes on director nominees will examine the following factors to determine if there is good cause to vote against management: long-term corporate performance and stock price; composition of board and key board committees; nominee's attendance at meetings (past two years); whether a retired CEO sits on the board; and whether the chairman is also serving as CEO. A recommendation by ISS to withhold or vote against a director will typically be followed.

B. Chairman and CEO are the Same Person: Votes on shareholder proposals that would require the positions of chairman and CEO to be held by different persons will generally be voted in favor of management; however, if the company does not have a lead director or other similar governance structure within its board that acts as an independent counter weight to the chairman and CEO then vote against management.

C. Majority of Independent Directors: Shareholder proposals that request that the board be comprised of a majority of independent directors should be evaluated on a case-by-case basis.

D. Independent Audit, Compensation and Nominating Committees: Vote for shareholder proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

E. Stock Ownership Requirements: Shareholder proposals that request that directors own a minimum amount of company stock should be evaluated on a case-by-case basis, but generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

F. Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

G.   Director and Officer Indemnification and Liability Protection:

1. Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

2. Vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

3. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

4. Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director's legal expenses would be covered.

3.   PROXY CONTESTS

A. Voting for Director Nominees in Contested Elections: Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

B. Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

4.   AUDITORS

A. Ratifying Auditors: Proxies involving routine matters such as ratification of auditors generally will be voted in favor of management. Accordingly, we will vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position. The use of the ISS threshold ratio of non-audit fees to audit fees as a determination for ratification will be followed if the total amount of non-audit fees spent is substantial.


5.   PROXY CONTEST DEFENSES

     Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis using the following as a guide:

A. Board Structure: Staggered vs. Annual Elections:

1. Vote against proposals to classify or stagger the board.

2. Vote for proposals to repeal classified boards and to elect all directors annually.

B. Shareholder Ability to Remove Directors:

1. Vote against proposals that provide that directors may be removed only for cause.

2. Vote for proposals to restore shareholder ability to remove directors with or without cause.

3. Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

4. Vote for proposals that permit shareholders to elect directors to fill board vacancies.

C. Cumulative Voting:

1. Vote against proposals to eliminate cumulative voting.

2. Vote for proposals to permit cumulative voting.

D. Shareholder Ability to Call Special Meetings:

1. Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

2. Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

E. Shareholder Ability to Act by Written Consent:

1. Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

2. Vote for proposals to allow or make easier shareholder action by written consent.

F. Shareholder Ability to Alter the Size of the Board:

1. Vote for proposals that seek to fix the size of the board.

2. Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

6. TENDER OFFER DEFENSES

     Generally, proposals concerning all tender offer defenses should be evaluated on a case-by-case basis, using the following as a guide.

A.   Poison Pills:

1. Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

2. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

3. Review on a case-by-case basis management proposals to ratify a poison pill.

B.   Fair Price Provisions:

1. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

2. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.   Greenmail:

1. Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

2. Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D.   Unequal Voting Rights:

1.   Vote against dual class exchange offers.

2.   Vote against dual class recapitalizations.

E.   Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws:

1. Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

2. Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

F.   Supermajority Shareholder Vote Requirement to Approve Mergers:

1. Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

2. Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

G.   White Squire Placements:

1. Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.


7.   MISCELLANEOUS GOVERNANCE PROVISIONS

A.   Confidential Voting:

1. Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

2.   Vote for management proposals to adopt confidential voting.

B. Charitable Contributions: Vote against shareholder proposals regarding charitable contributions.

C. Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

D. Bundled Proposals: Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

E. Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

8.   CAPITAL STRUCTURE

A.   Common Stock Authorization:

1. Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

2. Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.

B. Stock Distributions: Splits and Dividends: Review on a case-by-case basis proposals to increase common share authorization for a stock split, but generally vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares following the split is not greater than 100 percent of existing authorized shares.

C. Reverse Stock Splits: Vote for management proposals to implement a reverse stock split that also reduce the number of authorized common shares to a level that does not represent an increase of more than 100 percent of existing authorized common shares.

D.   Blank Check Preferred Authorization:

1. Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

2. Vote against proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

3. Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

E. Shareholder Proposals Regarding Blank Check Preferred Stock: Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F. Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.

G. Preemptive Rights: Review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, look at the size of a company and the characteristics of its shareholder base.

H. Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Consider the following issues: Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control - Will the transaction result in a change in control of the company? Bankruptcy - Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I. Share Repurchase Programs: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

9.   EXECUTIVE AND DIRECTOR COMPENSATION

     Votes with respect to compensation plans should be determined on a case-by-case basis using the following as a guide:

A.   Stock Option Plans:

1.   Vote against plans which expressly permit repricing of underwater options.

2.   Vote against proposals to make all stock options performance based.

3. Vote against stock option plans that could result in an earnings dilution above the company specific cap promulgated by ISS.

B. Employee Stock Ownership Plans (ESOPs): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

C. 401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k) savings plan for employees.


D.   Shareholder Proposals to Limit Executive and Director Pay:

1. Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

2. Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. Vote against proposals to link all executive or director variable compensation to performance goals.

E.   Golden and Tin Parachutes:

1. Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

2. Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

F.   OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

1. Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

2. Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162 (m) of OBRA.

3. Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a case-by-case basis.

4. Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.


10.  STATE OF INCORPORATION

A. Voting on State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B. Voting on Reincorporation Proposals: Proposals to change a company's state of incorporation should be examined on a case-by-case basis.


11.  MERGERS AND CORPORATE RESTRUCTURINGS

     Proposals on this type of matter should typically be reviewed with the analyst following the company before any vote is cast.

A. Mergers and Acquisitions: Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

B. Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

C. Spin-offs: Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations: Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights: Vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.   Changing Corporate Name: Vote for changing the corporate name.

12.  MUTUAL FUND PROXIES

A. Election of Trustees: Votes on trustee nominees should be evaluated on a case-by-case basis.

B. Investment Advisory Agreement: Votes on investment advisory agreements should be evaluated on a case-by-case basis.

C. Fundamental Investment Restrictions: Votes on amendments to a fund's fundamental investment restrictions should be evaluated on a case-by-case basis.

D. Distribution Agreements: Votes on distribution agreements should be evaluated on a case-by-basis.

13.  SOCIAL AND ENVIRONMENTAL ISSUES

     Proxies involving social and environmental issues, such as those set forth below, generally will be voted in favor of management.

A. Energy and Environment: Proposals that request companies to file the CERES Principles.

B.   Northern Ireland: Proposals pertaining to the MacBride Principles.

C.   Military Business: Proposals on defense issues.

D. Maquiladora Standards and International Operations Policies: Proposals relating to the Maquiladora Standards and international operating policies.

E.   Third World Debt Crisis: Proposals dealing with third world debt.

F. Equal Employment Opportunity and Discrimination: Proposals regarding equal employment opportunities and discrimination.

G.   Animal Rights: Proposals that deal with animal rights.

H. Product Integrity and Marketing: Proposals that ask companies to end their production of legal, but socially questionable, products.

I.   Human Resources Issues: Proposals regarding human resources issues.

14.  CONCLUSION

     The Proxy Committee shall meet annually to review the Proxy Voting Policy and make any changes its members deem necessary.


         ---------------------------------------------------------------


                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
                      PROXY VOTING POLICIES AND PROCEDURES

                               September 17, 2003

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies included within the MFS Family of Funds (the "MFS Funds").

These policies and procedures include:

A. Voting Guidelines; B. Administrative Procedures; C. Monitoring System; D. Records Retention; and E. Reports.

A.       VOTING GUIDELINES

         1.       General Policy; Potential Conflicts of Interest

                  MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

                  MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, which are set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.

                  As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients.

                  From time to time, MFS receives comments on these guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and these guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

                  These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.

         2.       MFS' Policy on Specific Issues

                  Non-Salary Compensation Programs

                  Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices.

                  Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold.

                  MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans that involve stock appreciation rights or the use of unexercised options to "buy" stock.

                  MFS opposes plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.

                  MFS votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

                  "Golden Parachutes"

                  From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer's annual compensation. When put to a vote, MFS votes against very large golden parachutes.

                  Anti-Takeover Measures

                  In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to board classification and super-majority requirements.

                  Reincorporation and Reorganization Proposals

                  When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

                  Social Issues

                  There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

                  The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or (ii) any stocks, securities or obligations of any company so engaged.

                  Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

                  Dilution

                  There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

                  Confidential Voting

                  MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

                  Independence of Boards of Directors and Committees Thereof

                  While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of the various audit committees of a board of directors, MFS supports proposals that would require that the Audit, Nominating and Compensation Committees be comprised entirely of directors who are deemed "independent" of the company.

                  Independent Auditors

                  Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services (unless approved in advance by the full board) whereas other proposals would cap non-audit fees so that such fees do not exceed a certain percentage of the audit fees. MFS supports such shareholder proposals that would cap non-audit fees at an amount deemed to be not excessive.

                  Best Practices Standards

                  Best practices standards are rapidly evolving in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these changes. However, many issuers are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that -- within the circumstances of the environment within which the issuers operate - the proposal is consistent with the best long-term economic interests of our clients.

                  Foreign Issuers - Share Blocking

                  In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

                  Social Issues

                  There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

                  The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or (ii) any stocks, securities or obligations of any company so engaged.

                  Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.


B.       ADMINISTRATIVE PROCEDURES

1.       MFS Proxy Review Group

                  The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review
         Group:

a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

c. Considers special proxy issues as they may arise from time to time.

                  The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

2.       Potential Conflicts of Interest

                  The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

                  In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.

                  The MFS Proxy Review Group is responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.

3.       Gathering Proxies

                  Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

                  MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings data feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator's system and forwarded for review.

         4.       Analyzing Proxies

                  After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)1 are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.2

                  Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

                  As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS' substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

                  As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in these policies.

         5.       Voting Proxies

                  After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.


     C.  MONITORING SYSTEM

                  It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

                  When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.


     D.  RECORDS RETENTION

                  MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.


     E.  REPORTS

                  MFS Funds

                  Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

                  All MFS Advisory Clients

                  At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

                  Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.


1 - Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board;
(ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

2 - From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients.


         ---------------------------------------------------------------





         ---------------------------------------------------------------


                                  T. ROWE PRICE
                      PROXY VOTING POLICIES AND PROCEDURES


RESPONSIBILITY TO VOTE PROXIES

         T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Stable Asset Management, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited ("T. Rowe Price") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser ("T. Rowe Price Funds") and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

         T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

         Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

         Weight Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on any most issues should be given substantial weight in determining how proxy issues should be voted. Normally, the vote with respect to most issues presented in portfolio company proxy statements will be cast in accordance with the position of the company's management. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

         Proxy Committee. T. Rowe Price's Proxy Committee ("Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or counsel client's portfolio manager.

         The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Application of the T. Rowe Price guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with
T. Rowe Price guidelines, the Proxy Committee annually reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether there are any business or other relationships between T. Rowe Price and a portfolio company that could have influenced an inconsistent vote on that company's proxy.

         Investment Support Group. The Investment Support Group ("Investment Support Group") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

         Proxy Administrator. The Investment Support Group will assign a Proxy Administrator ("Proxy Administrator") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.


HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

         In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in setting establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions, T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Meeting Notification

         T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.


Vote Determination

         ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

         Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. Rowe Price Voting Policies

         Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

         Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence. We also withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We vote against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.

         Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights. Exceptions will be made when support of a portfolio company's management is warranted. Also, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

         Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock.

         Social and Corporate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:

o        The Ceres Principles and other corporate environmental practices;
o        Board diversity;
o        The MacBride Principles and corporate networking in Northern Ireland;
o        Employment practices and employment opportunity;
o        Military, nuclear power and related energy issues;
o        Tobacco, alcohol, infant formula  and safety in advertising practices;
o        Economic conversion and diversification;
o International labor practices and operating policies; International policies, including world debt crisis and Maquiladora Standards.
o        Genetically-modified foods; o Animal rights; and
o        Political contributions/activities and charitable contributions.

         Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

         Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. If a research analyst or portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management.

         Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Support Group using ISS voting recommendations when their recommendations are consistent with
T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

         Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Investment Support Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for each the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

         Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. T. Rowe Price's policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.

         Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's ProxyMaster system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

         On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

         Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

         The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting.

         Application of the T. Rowe Price guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Administrator and the Proxy Committee review all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. Issues raising possible conflicts of interest are referred by the Proxy Administrator to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy.

         Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

         Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes issues which have been voted cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

         T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.


                                  T. ROWE PRICE
                       PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote--such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

Proxy Administration
The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager votes on the proxy proposals of companies in his or her portfolio. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations
T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations
When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies
Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors
T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence. T. Rowe Price also withholds votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation
Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues
T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues
T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote.


         ---------------------------------------------------------------


                        TEMPLETON INVESTMENT COUNSEL, LLC
                                   SUMMARY OF
                       PROXY VOTING POLICIES & PROCEDURES

Templeton Investment Counsel, LLC (hereinafter "Adviser") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), an affiliate and wholly owned subsidiary of Franklin Resources, Inc.

All proxies received by the Proxy Group will be voted based upon Adviser's instructions and/or policies. To assist it in analyzing proxies, Adviser subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Adviser subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Adviser's ultimate decision. Adviser votes proxies solely in the interests of the client, Adviser-managed fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries (collectively "Advisory Clients"). As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients. In situations where Adviser perceives a material conflict of interest, Adviser may: disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS, Glass Lewis, or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Client for a decision, or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Adviser will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

The Proxy Group is part of the Franklin Templeton Companies, LLC Corporate Legal Department and is overseen by legal counsel. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and will provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Adviser's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

Adviser has adopted general proxy voting guidelines that are reviewed periodically by various members of Adviser's organization, including portfolio management, legal counsel and Adviser's officers, and are subject to change. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. The guidelines cover such agenda items as the election of directors, ratification of auditors, management and director compensation, anti-takeover mechanisms, changes to capital structure, mergers and corporate restructuring, social and corporate policy issues, and global corporate governance.

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. In addition, Adviser may abstain from voting under certain circumstances or vote against items such as "Other Business" when Adviser is not given adequate information from the company.

The Proxy Group is responsible for maintaining the documentation that supports Adviser's voting position. The Proxy Group is also responsible for maintaining appropriate proxy voting supporting documentation and records. Such records may include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All files will be retained for at least five years, the first two of which will be on-site. Advisory Clients may view Adviser's complete proxy voting policies and procedures on-line at www.franklintempleton.com, request copies of their proxy voting records and Adviser's complete proxy voting policies and procedures by calling the Proxy Group collect at 1-954-847-2268 or send a written request to:
Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of Adviser are made available as required by law and is responsible for overseeing the filing of such policies and procedures with the SEC.

                        TEMPLETON INVESTMENT COUNSEL, LLC
                       PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF ADVISER TO VOTE PROXIES

Templeton Investment Counsel, LLC (hereinafter "Adviser") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Adviser) that has either delegated proxy voting administrative responsibility to Adviser or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Adviser votes proxies solely in the interests of, separate account clients, Adviser-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Adviser's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Adviser.

HOW ADVISER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Adviser's instructions and/or policies. To assist it in analyzing proxies, Adviser subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Adviser subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Adviser's ultimate decision. As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the interests of the Advisory Clients. Adviser is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, a situation may arise where one affiliate makes a voting decision on a company's proxy without the knowledge that another affiliate manages that company's retirement plan or other assets. In situations where Adviser perceives a material conflict of interest, Adviser may disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS, Glass Lewis, or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Clients for a voting decision; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

Weight Given Management Recommendations

One of the primary factors Adviser considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor which Adviser considers in determining how proxies should be voted. However, Adviser does not consider recommendations from management to be determinative of Adviser's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Adviser will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Corporate Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Adviser's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Adviser's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

GENERAL PROXY VOTING GUIDELINES

Adviser has adopted general guidelines for voting proxies as summarized below. Although these guidelines are to be followed as a general policy, in all cases each proxy will be considered based on the relevant facts and circumstances. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. Corporate governance issues are diverse and continually evolving and Adviser devotes significant time and resources to monitor these changes.

ADVISER'S PROXY VOTING POLICIES AND PRINCIPLES

Adviser's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Adviser's organization, including portfolio management, legal counsel, and Adviser's officers. The following guidelines reflect what Adviser believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Adviser supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Adviser will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Adviser will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Adviser will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Adviser evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.

Ratification of Auditors: In light of several high profile accounting scandals, Adviser will closely scrutinize the role and performance of auditors. On a case-by-case basis, Adviser will examine proposals relating to non-audit relationships and non-audit fees. Adviser will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Adviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Adviser reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Adviser will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Adviser will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Adviser will generally oppose "golden parachutes" that are considered excessive. Adviser will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders. Adviser will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans, and will continue to closely monitor any future developments in this area.

Anti-Takeover Mechanisms and Related Issues: Adviser generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Adviser conducts an independent review of each anti-takeover proposal. On occasion, Adviser may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Adviser generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Adviser will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Adviser will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Adviser generally opposes any supermajority voting requirements as well as the payment of "greenmail." Adviser usually supports "fair price" provisions and confidential voting.

Changes to Capital Structure: Adviser realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Adviser will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Adviser will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Adviser will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Adviser will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Adviser will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Adviser is primarily concerned about the financial interests of its Advisory Clients. Adviser will generally give management discretion with regard to social, environmental and ethical issues although Adviser may vote in favor of those issues that are believed to have significant economic benefits or implications.

Global Corporate Governance: Adviser manages investments in countries worldwide. Many of the tenets discussed above are applied to Adviser's proxy voting decisions for international investments. However, Adviser must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Adviser's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Adviser has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although Adviser may hold shares on a company's record date, should it sell them prior to the company's meeting date, Adviser ultimately may decide not to vote those shares.

Adviser may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Adviser may vote against the item to send a message to the company that if it had provided additional information, Adviser may have voted in favor of that item. Adviser may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where Adviser is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Adviser's proxy policy:

1. All proxy materials received will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

2. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

3. In determining how to vote, Adviser's analysts and relevant portfolio manager(s) will consider the general guidelines described in its proxy policy, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

4. The Proxy Group is responsible for maintaining the documentation that supports Adviser's voting position. Such documentation will include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

5. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

6. The Proxy Group will attempt to submit Adviser's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

7. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client's file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

8. If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Adviser and obtain instructions regarding whether Adviser desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Adviser, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally enforceable means to ensure that Adviser is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.

9. The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-847-2268, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Adviser's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Adviser are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC.





         ---------------------------------------------------------------




Proxy voting information for Maxim Series Fund, Inc. will be provided upon request. A copy of Maxim Series Fund, Inc.'s proxy voting policies and procedures, or a copy of the applicable proxy voting record may be requested by calling 1-866-831-7129, or writing to: Secretary, Maxim Series Fund, Inc. at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

                                     PART C
                                OTHER INFORMATION


Item 22. Financial Statements, and amendments thereto, are incorporated by reference to Registrant's annual reports on N-CSR filed on February 26, 2004, File No. 811-03364, Accession Nos. 0000356476-04-00000 to 0000356476-04-0000 and
N-CSR/A filed on April 19, 2004. File No. 811-03364, Accession No. 0000356476-04-000035.


Item 23. Exhibits


(a) Articles of Incorporation, are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000, Post-Effective Amendment No. 72 filed April 27, 2001, Post-Effective Amendment No. 73 filed December 31, 2001, File No. 002-75503, Post-Effective Amendment No. 74 filed March 1, 2002, Post-Effective Amendment No. 77 filed February 14, 2003, File No. 002-75503, Post-Effective Amendment No. 78 filed April 11, 2003, File No. 002-75503, and Post-Effective Amendment No. 80 filed June 30, 2003, File No. 002-75503.


(b) Bylaws are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000, File No. 002-75503.

(c) Not Applicable.


(d)(1) Investment Advisory Agreement and all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 64 to the Registration Statement filed on July 22, 1999, File No. 002-75503, Post-Effective Amendment No. 76 filed on April 26, 2002, File No. 002-75503, Post-Effective Amendment No. 78 filed April 11, 2003, File No. 002-75503 and Post-Effective Amendment No. 80 filed June 30, 2003, File No. 002-75503.


(d)(2) Sub-Advisory Agreement on behalf of Maxim Ariel MidCap Value Portfolio is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503 and Post-Effective Amendment No. 78 filed April 11, 2003, File No. 002-75503.

(d)(3) Sub-Advisory Agreement on behalf of Maxim Ariel Small-Cap Value Portfolio and all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503 and Post-Effective Amendment No. 78 filed April 11, 2003, File No. 002-75503.


(d)(4) Sub-Advisory Agreement on behalf of Maxim Stock Index, Maxim Index 600, Maxim Index 400, Maxim Growth Index, Maxim Value Index and Maxim S&P 500 Index(R) Portfolios and amendments is incorporated by reference to the exhibits of Registrant's Post-Effective Amendment No. 78 to its Registration Statement filed on April 11, 2003, File No. 002-75503 and Post-Effective Amendment No. 80 to its Registration Statement filed on June 30, 2003, File No. 002-75503.

(d)(5) Sub-Advisory Agreements on behalf of Maxim INVESCO ADR Portfolio and all amendments thereto are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503 and Post-Effective Amendment No. 78 filed April 11, 2003, File No. 002-75503.


(d)(6) Sub-Advisory Agreement on behalf of Maxim Loomis Sayles Bond and Maxim Loomis Sayles Small-Cap Value Portfolios is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 70 to the Registration Statement filed on March 1, 2001, File No. 002-75503.

(d)(7) Sub-Advisory Agreement on behalf of Maxim Global Bond Portfolio and all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 64 to the Registration Statement filed on July 22, 1999, and Post-Effective Amendment No. 77 filed on February 14, 2003, File No. 002-75503.

(d)(8) Sub-Advisory Agreement on behalf of Maxim Templeton(R) International Equity Portfolio and all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.

(d)(9) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price Equity-Income Portfolio and all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.

(d)(10) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price MidCap Growth Portfolio and all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 55 to the Registration Statement filed on April 30, 1998, Post-Effective Amendment No. 72 filed on April 27, 2001, File No. 002-75503 and Post-Effective Amendment No. 78 filed April 11, 2003, File No. 002-75503.

(d)(11) Sub-Advisory Agreement and amendment thereto on behalf of Maxim MFS(R) International Growth Portfolio are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003, File No. 002-75503.

(d)(12) Sub-Advisory Agreement on behalf of Maxim Federated Bond Portfolio is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003, File No. 002-75503.

(d)(13) Sub-Advisory Agreement on behalf of Maxim Janus Large Cap Growth and Maxim Janus High Yield Bond Portfolios is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 80 to the Registration Statement filed on June 30, 2003, File No. 002-75503.


(e) Principal Underwriting Agreement is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 76 to the Registration Statement filed on April 26, 2002, File No. 002-75503.

(f) Not Applicable.

(g) Custody Agreements with The Bank of New York and The JPMorgan Chase Bank are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.


(h) (1) Transfer Agency and Service Agreement is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.


(h)(2) Securities Lending Agreement with The Bank of New York, is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 74 filed on March 1, 2002, File No. 002-75503.

(i) Legal Opinion of Helliwell, Melrose & DeWolfe, P.A. is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement dated February 28, 2000, File No. 002-75503.

(j) Written Consent of Deloitte & Touche LLP, Independent Auditors is filed herewith as Exhibit 23(j).

(k) Not Applicable.

(l) Not Applicable.

(m) Not Applicable.

(n) Not Applicable

(o) Not Applicable.

(p)(1) Code of Ethics for the Fund and GW Capital Management, LLC and Code of Ethics for the Fund's principal underwriter are incorporated by reference to the exhibits to Post-Effective Amendment No. 78 filed April 11, 2003, File No. 002-75503.


(p)(2) Code of Ethics for Ariel Capital Management, LLC is incorporated by reference to the exhibits to Post-Effective Amendment No. 24 to Ariel Growth Fund's Registration Statement filed on January 30, 2001, File No. 033-07699.

(p)(3) Code of Ethics for BNY Investment Advisors is incorporated by reference to the exhibits to Post-Effective Amendment no. 15 to Orchard Series Fund's Registration Statement filed on March 26, 2003, File No. 333-09217.

(p)(6) Code of Ethics for INVESCO Global Asset Management (N.A.), Inc. is incorporated by reference to the exhibits to Post-Effective Amendment No. 24 to INVESCO International Funds, Inc.'s Registration Statement filed on July 28, 2003, File No. 033-63498.

(p)(7) Code of Ethics for Loomis, Sayles & Company, L.P. is incorporated by reference to the exhibits to Post-Effective Amendment No. 30 to the Loomis Sayles Funds' Registration Statement filed on November 27, 2002, File No. 033-39133.

(p)(8) Code of Ethics for Pareto Partners is incorporated by reference to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.

(p)(9) Code of Ethics for T. Rowe Price Associates, Inc. is incorporated by reference to the exhibits to Post-Effective Amendment No. 9 to T. Rowe Price
Corporate Income Fund, Inc.'s Registration Statement filed on September 26, 2003, File No. 033-62275.

(p)(10) Code of Ethics for Templeton Investment Counsel, Inc. is incorporated by reference to the exhibits to Post-Effective Amendment No. 37 to Templeton Funds, Inc.'s Registration Statement filed on December 30, 2003, File No. 002-60067.

(p)(11) Code of Ethics for Massachusetts Financial Services Company is Incorporated by reference to the exhibits to Post-Effective Amendment No. 40 to MFS Series Trust IX's Registration Statement filed on August 28, 2000, File No. 002-50409.

(p)(12) Code of Ethics for Federated Investment Management Company is incorporated by reference to the exhibits to Post-Effective Amendment No. 17 to Federated Institutional Trust's Registration Statement filed on September 30, 2003, File No. 33-54445.

(p)(13) Code of Ethics for Janus Capital Management LLC is incorporated by reference to the exhibits to Post-Effective Amendment No. 110 to Janus Investment Fund's Registration Statement filed on December 23, 2003, File No. 2-34393.

Item 24. Persons Controlled by or under Common Control with Registrant.
         -------------------------------------------------------------

(State/Country of Organization) - Nature of Business



Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.1%  - Power Financial Corporation (Canada) - Holding Company
                74.6%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                          100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                            100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                            100.0%  - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance Company
                                100.0%  - First Great-West Life & Annuity Insurance Company (New York) - Life and   Health
                                          Insurance Company
                                100.0%  - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                                    100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                    100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                                    100.0% - BenefitsCorp of Wyoming, Inc. (Wyoming) - Insurance Agency
                                100.0% - Canada Life Insurance Company of America (Michigan) - Life and Health Insurance
                                         Company
                                    100.0% - Canada Life of America Financial Services, Inc. (Georgia) - Securities Broker/Dealer
                                100.0% - Canada Life Insurance Company of New York (New York) - Life and Health Insurance
                                    Company
                                100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                    100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) -
                                              Insurance Agency
                                100.0%  - Great-West Healthcare Holdings, Inc. (Colorado) - Holding Company
                                    100.0%  - Great-West Healthcare, Inc. (Vermont) - Network contracting, development and management
                                    100.0%  - Great-West Healthcare of Arizona, Inc. (Arizona) - Health Care Services
                                              Organization
                                    100.0%  - Great-West Healthcare of California, Inc. (California) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Colorado, Inc. (Colorado) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Florida, Inc. (Florida) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Georgia, Inc. (Georgia) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Illinois, Inc. (Illinois) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Indiana, Inc. (Indiana) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) - Health
                                              Maintenance Organization
                                    100.0%  - Great-West Healthcare of New Jersey, Inc. (New Jersey) - Health
                                              Maintenance Organization
                                    100.0%  - Great-West Healthcare of North Carolina, Inc. (North Carolina) - Health
                                              Maintenance Organization
                                    100.0%  - Great-West Healthcare of Ohio, Inc. (Ohio) -
                                              Health Insuring Corporation
                                    100.0% - Great-West Healthcare of Oregon, Inc. (Oregon) - Health Care Service Contractors
                                    100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) - Health
                                             Maintenance Organization
                                    100.0% - Great-West Healthcare of Tennessee, Inc. (Tennessee) - Health Maintenance
                                             Organization
                                    100.0% - Great-West Healthcare of Texas, Inc. (Texas) - Health Maintenance
                                             Organization
                                    100.0% - Great-West Healthcare of Washington, Inc. (Washington) - Health Care Service
                                             Contractors
                                    100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                                100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                                    50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                                100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                                 83.9%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                                 14.1%  - Orchard Series Fund (Delaware) - Investment Company
                                100.0%  - Orchard Trust Company (Colorado) - Trust Company


Item 25. Indemnification.
         ---------------

                  Registrant's Articles of Incorporation provides as follows:

                  Each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland.

                 The General Corporation Laws of the State of Maryland provides:

                  Indemnification of directors, officers, employees, and agents


                  (a) Definitions. -- In this section the following words have the meanings indicated.

                  (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

                  (2) "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                  (3) "Expenses" include attorney's fees.

                  (4) "Official capacity" means the following:

                        (i) When used with respect to a director, the office of
                  director in the corporation; and

                        (ii) When used with respect to a person other than a
                  director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                        (iii) "Official capacity" does not include service for
                  any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

                  (5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                  (6) "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

                  (b) Permitted indemnification of director. --

                  (1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

                        (i) The act or omission of the director was material to
                  the matter giving rise to the proceeding; and

                           1. Was committed in bad faith; or

                           2. Was the result of active and deliberate
                          dishonesty; or

                        (ii) The director actually received an improper personal
                  benefit in money, property, or services; or

                        (iii) In the case of any criminal proceeding, the
                  director had reasonable cause to believe that the act or omission was unlawful.

                  (2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                        (ii) However, if the proceeding was one by or in the
                  right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                  (3) (i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                        (ii) The termination of any proceeding by conviction, or
                  a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                  (4) A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

                        (i) For a proceeding brought to enforce indemnification
                  under this section; or

                        (ii) If the charter or bylaws of the corporation, a
                  resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

                  (c) No indemnification of director liable for improper personal benefit. -- A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

                  (d) Required indemnification against expenses incurred in successful defense. -- Unless limited by the charter:

                  (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                  (2) A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                        (i) If it determines a director is entitled to
                  reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                        (ii) If it determines that the director is fairly and
                  reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                  (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

                  (e) Determination that indemnification is proper. --

                  (1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                  (2) Such determination shall be made:

                        (i) By the board of directors by a majority vote of a
                  quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                        (ii) By special legal counsel selected by the board of
                  directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

                        (iii) By the stockholders.

                  (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph
                  (ii) of paragraph (2) of this subsection for selection of such counsel.

                  (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

                  (f) Payment of expenses in advance of final disposition of action. --

                  (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

                        (i) A written affirmation by the director of the
                  director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                        (ii) A written undertaking by or on behalf of the
                  director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                  (2) The undertaking required by subparagraph (ii) of paragraph
                  (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                  (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

                  (g) Validity of indemnification provision. -- The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

                  (h) Reimbursement of director's expenses incurred while appearing as witness. -- This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

                  (i) Director's service to employee benefit plan. -- For purposes of this section:

                  (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

                  (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                  (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

                  (j) Officer, employee or agent. -- Unless limited by the charter:

                  (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                  (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                  (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

                  (k) Insurance or similar protection. --

                  (1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                  (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                  (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

                  (l) Report of indemnification to stockholders. -- Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting.



Item 26. Business and Other Connections of Investment Adviser.

                  Registrant's investment adviser, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), which is a wholly-owned subsidiary of The Great-West Life Assurance Company. MCM provides investment advisory services to various unregistered separate accounts of GWL&A and to Great-West Variable Annuity Account A and Orchard Series Fund, which are registered investment companies. The directors and officers of MCM have held, during the past two fiscal years, the following positions of a substantial nature.

Name                                Position(s)


S. Mark Corbett         Manager and Senior Vice President, MCM; Senior Vice
                        President, Investments, GWL&A, The Great-West Life
                        Assurance Company ("Great-West"), Orchard Trust Company,
                        First Great-West Life & Annuity Insurance Company
                        ("First GWL&A") and Alta Health & Life Insurance Company
                        ("AH&L"); Manager, Orchard Capital Management, LLC.

Mitchell T.G. Graye     Chairman,  Manager and  President;  MCM;  Executive
                        Vice  President  and Chief Financial  Officer of  GWL&A,
                        GWL&A  Financial  Inc.,  First  GWL&A and AH&L;
                        Executive  Vice   President  and  Chief   Financial
                        Officer,   United  States Operations,  Great-West;
                        Executive Vice President and Chief Operating Officer,
                        One Benefits,  Inc.; Trustee, Orchard Series Fund;
                        Director, Maxim Series Fund, Inc.,  Committee  Member,
                        Great-West  Variable  Annuity Account A, Manager and
                        Chairman, Orchard Capital Management, LLC; Director and Executive Vice President, Orchard Trust Company.

Wayne Hoffmann          Manager and Senior Vice President, MCM; Senior Vice
                        President, Investments, GWL&A, Great-West, Orchard Trust
                        Company, First GWL&A and AH&L; Manager, Orchard
                        Capital Management, LLC.

D.L. Wooden             Manager, MCM; Executive Vice President, Financial
                        Services, GWL&A, Great-West and First GWL&A; Director,
                        Chairman, President and Chief Executive Officer, Orchard
                        Trust Company; Director, Chairman and President,
                        Financial Administrative Services Corporation,
                        Director, BenefitsCorp, Inc. and Manager, Orchard
                        Capital Management, LLC

Graham McDonald         Treasurer, MCM; Treasurer, Maxim Series Fund, Inc.,
                        Orchard Series Fund, Great-West Variable Annuity Account
                        A and Orchard Capital Management, LLC; Vice President,
                        Corporate Finance and Investment Operations, GWL&A;
                        President, Great-West Benefit Services, Inc. and
                        Greenwood Investments, LLC.



Beverly A. Byrne        Secretary,  MCM; Vice President,  Counsel and Associate
                        Secretary,  GWL&A; Vice President and Counsel,  Great-
                        West and Orchard Trust Company;  Vice  President,
                        Counsel  and  Secretary,   Financial   Administrative
                        Services   Corporation; Secretary,  Orchard Capital
                        Management,  LLC, Advised Assets Group,  Inc., One
                        Orchard Equities,  Inc., Greenwood  Investments,  LLC,
                        GWFS  Equities, Inc.,  Great-West  Variable Annuity
                        Account A, Maxim Series Fund, Inc., Orchard Series
                        Fund and  BenefitsCorp, Inc.


Item 27. Principal Underwriter

                 (a) Greenwood Investments, LLC serves as the principal underwriter for the Fund and Orchard Series Fund.

                 (b) The principal business address of the directors and officers of Greenwood Investments, LLC named below is 8515 East Orchard Road, Greenwood Village, Colorado 80111.

                            Positions and Offices               Positions and Officers
  Name                      with Underwriter                    with Registrant
  ------                    ---------------------              --------------------
  D.G. McLeod               Manager                             None
  G.R. McDonald             Manager and President               Treasurer
  D.T. Buhler               Manager and Chief                   Assistant Secretary and Legal
                            Compliance Officer                  Compliance Officer
  B.A. Byrne                Secretary                           Secretary
  G.R. Derback              Treasurer                           Controller
  M. Maiers                 Investments Compliance              Assistant Treasurer and Investments
                            Officer                             Compliance Officer

Item 28. Location of Accounts and Records

                  All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Maxim Series Fund, Inc., 8515 East Orchard Road, Greenwood Village, Colorado 80111; or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, 8515 East Orchard Road, Greenwood Village, Colorado 80111.


Item 29. Management Services

                  Not applicable.

Item 30. Undertakings

                  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 82 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Greenwood Village in the State of Colorado on the 28th day of April, 2004.

                            MAXIM SERIES FUND, INC.
                                      (Registrant)


                            By: /s/ W.T. McCallum
                                ----------------------------
                                President (W.T. McCallum)

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 82 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                       Title                      Date


/s/ W.T. McCallum                               President                  April 28, 2004
---------------------------------               and Director
W.T. McCallum


/s/ M.T.G. Graye                                Director                   April 28, 2004
---------------------------------
M.T.G. Graye


/s/ R.P. Koeppe*                                Director                   April 28, 2004
---------------------------------
R.P. Koeppe*


/s/ R. Jennings*                                Director                   April 28, 2004
---------------------------------
R. Jennings*


/s/ S. Zisman*                                  Director                   April 28, 2004
---------------------------------
S. Zisman*


/s/ G.R. McDonald                               Treasurer                  April 28, 2004
----------------------------------
G.R. McDonald



*By:  /s/ B.A. Byrne
    -----------------------------
     B.A. Byrne

Attorney-in-fact pursuant to Powers of Attorney filed under Post-Effective Amendment No. 52 to this Registration Statement.